UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21732

Mercer Funds (formerly known as MGI Funds)

(Exact name of registrant as specified in charter)

99 High Street

Boston, MA 02110

(Address of principal executive offices)(Zip Code)

Scott M. Zoltowski, Esq.

Mercer Investment Management, Inc.

(formerly, Mercer Global Investments, Inc.)

99 High Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 747-9500

Date of fiscal year end: March 31, 2012

Date of reporting period: December 31, 2011

Item 1. Schedule of Investments. – The schedule of investments for the period ended December 31, 2011, is filed herewith.

Mercer US Large Cap Growth Equity Fund

(formerly known as MGI US Large Cap Growth Equity Fund)

Schedule of Investments

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.9%

	Aerospace & Defense — 1.2%

20,511	Boeing Co. (The)	1,504,482
44,302	United Technologies Corp.	3,238,033

		4,742,515

	Agriculture — 2.5%

10,572	Lorillard, Inc.	1,205,208
123,427	Monsanto Co.	8,648,530

		9,853,738

	Apparel — 2.6%

53,418	Coach, Inc.	3,260,635
40,450	NIKE, Inc. Class B	3,898,166
11,800	Ralph Lauren Corp.	1,629,344
12,120	VF Corp.	1,539,119

		10,327,264

	Auto Parts & Equipment — 1.3%

62,927	BorgWarner, Inc.*	4,010,967
33,450	Johnson Controls, Inc.	1,045,647

		5,056,614

	Banks — 0.8%

37,516	Comerica, Inc.	967,913
74,100	Wells Fargo & Co.	2,042,196

		3,010,109

	Beverages — 2.0%

93,742	Coca-Cola Co. (The)	6,559,128
8,200	Green Mountain Coffee Roasters, Inc.*	367,770
18,348	PepsiCo, Inc.	1,217,390

		8,144,288

	Biotechnology — 2.7%

45,500	Alexion Pharmaceuticals, Inc.*	3,253,250
21,391	Biogen Idec, Inc.*	2,354,079
26,100	Celgene Corp.*	1,764,360
88,039	Illumina, Inc.*	2,683,429
14,400	Regeneron Pharmaceuticals, Inc.*	798,192

		10,853,310

	Chemicals — 1.6%

30,300	Ecolab, Inc.	1,751,643
32,762	Praxair, Inc.	3,502,258
17,583	Sigma-Aldrich Corp.	1,098,234

		6,352,135

See accompanying Notes to the Financial Statements.	1

Mercer US Large Cap Growth Equity Fund

(formerly known as MGI US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Coal — 0.1%

13,000	Peabody Energy Corp.	430,430

	Commercial Services — 2.7%

104,700	Visa, Inc. Class A	10,630,191

	Computers — 9.3%

62,456	Apple, Inc.*	25,294,680
78,360	Cognizant Technology Solutions Corp. Class A*	5,039,332
197,376	EMC Corp.*	4,251,479
36,800	NetApp, Inc.*	1,334,736
30,020	SanDisk Corp.*	1,477,284

		37,397,511

	Cosmetics & Personal Care — 1.5%

27,542	Estee Lauder Cos. (The), Inc. Class A	3,093,518
41,009	Procter & Gamble Co. (The)	2,735,710

		5,829,228

	Distribution & Wholesale — 0.6%

13,700	W.W. Grainger, Inc.	2,564,503

	Diversified Financial Services — 4.4%

50,444	American Express Co.	2,379,443
133,900	Charles Schwab Corp. (The)	1,507,714
4,200	CME Group, Inc.	1,023,414
17,200	Franklin Resources, Inc.	1,652,232
44,400	IntercontinentalExchange, Inc.*	5,352,420
95,248	JPMorgan Chase & Co.	3,166,996
28,950	T. Rowe Price Group, Inc.	1,648,703
58,700	TD Ameritrade Holding Corp.	918,655

		17,649,577

	Electric — 0.3%

33,078	American Electric Power Co., Inc.	1,366,452

	Electronics — 0.4%

19,019	Waters Corp.*	1,408,357

	Engineering & Construction — 0.7%

53,290	Fluor Corp.	2,677,823

	Environmental Control — 0.1%

7,384	Stericycle, Inc.*	575,361

	Food — 1.2%

29,100	General Mills, Inc.	1,175,931
78,015	Kroger Co. (The)	1,889,523

2	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund

(formerly known as MGI US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Food — continued

84,504	Tyson Foods, Inc. Class A	1,744,163

		4,809,617

	Health Care - Products — 3.4%

26,738	Covidien Plc	1,203,477
55,262	Edwards Lifesciences Corp.*	3,907,024
10,890	Intuitive Surgical, Inc.*	5,042,179
28,305	Johnson & Johnson	1,856,242
11,200	St Jude Medical, Inc.	384,160
20,900	Varian Medical Systems, Inc.*	1,403,017

		13,796,099

	Health Care - Services — 1.3%

104,219	UnitedHealth Group, Inc.	5,281,819

	Household Products & Wares — 0.3%

16,222	Kimberly-Clark Corp.	1,193,290

	Internet — 10.5%

41,343	Amazon.Com, Inc.*	7,156,473
18,400	Baidu, Inc., Sponsored ADR*	2,143,048
39,600	Ctrip.com International, Ltd., ADR*	926,640
25,600	F5 Networks, Inc.*	2,716,672
25,555	Google, Inc. Class A*	16,505,975
10,000	LinkedIn Corp. Class A*	630,100
15,070	MercadoLibre, Inc.	1,198,668
27,631	Netflix, Inc.*	1,914,552
12,400	OpenTable, Inc.*	485,212
15,040	priceline.com, Inc.*	7,034,358
40,700	VeriSign, Inc.	1,453,804

		42,165,502

	Iron & Steel — 0.3%

16,600	Cliffs Natural Resources, Inc.	1,035,010

	Lodging — 2.1%

150,009	Las Vegas Sands Corp.*	6,409,885
38,523	Starwood Hotels & Resorts Worldwide, Inc.	1,847,948

		8,257,833

	Machinery - Diversified — 0.9%

25,600	Deere & Co.	1,980,160
24,520	Rockwell Automation, Inc.	1,799,032

		3,779,192

	Media — 0.3%

37,180	Time Warner, Inc.	1,343,685

See accompanying Notes to the Financial Statements.	3

Mercer US Large Cap Growth Equity Fund

(formerly known as MGI US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Metal Fabricate & Hardware — 1.1%

26,504	Precision Castparts Corp.	4,367,594

	Miscellaneous - Manufacturing — 3.0%

123,168	Danaher Corp.	5,793,823
130,120	General Electric Co.	2,330,449
28,530	Honeywell International, Inc.	1,550,606
25,800	Illinois Tool Works, Inc.	1,205,118
28,379	Tyco International, Ltd.	1,325,583

		12,205,579

	Oil & Gas — 3.7%

8,820	Apache Corp.	798,916
10,628	BG Group Plc, Sponsored ADR	1,137,196
24,200	Concho Resources, Inc.*	2,268,750
20,585	EOG Resources, Inc.	2,027,828
19,600	Exxon Mobil Corp.	1,661,296
26,700	Occidental Petroleum Corp.	2,501,790
16,315	Range Resources Corp.	1,010,551
49,600	Southwestern Energy Co.*	1,584,224
66,580	Suncor Energy, Inc.	1,919,501

		14,910,052

	Oil & Gas Services — 6.2%

38,190	Cameron International Corp.*	1,878,566
106,400	FMC Technologies, Inc.*	5,557,272
99,224	National Oilwell Varco, Inc.	6,746,240
154,582	Schlumberger, Ltd.	10,559,496

		24,741,574

	Pharmaceuticals — 4.9%

75,873	Allergan, Inc.	6,657,097
66,712	Express Scripts, Inc.*	2,981,359
56,070	Gilead Sciences, Inc.*	2,294,945
28,491	Mead Johnson Nutrition Co.	1,958,187
71,670	Mylan, Inc.*	1,538,038
15,080	Perrigo Co.	1,467,284
17,400	Shire Plc, ADR	1,807,860
21,460	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	866,126

		19,570,896

	Retail — 6.5%

36,052	Abercrombie & Fitch Co. Class A	1,760,780
72,000	CarMax, Inc.*	2,194,560
28,390	Costco Wholesale Corp.	2,365,455
45,950	CVS Caremark Corp.	1,873,841
10,780	Darden Restaurants, Inc.	491,352

4	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund

(formerly known as MGI US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Retail — continued

30,691	Family Dollar Stores, Inc.	1,769,643
24,594	Kohl’s Corp.	1,213,714
23,736	McDonald’s Corp.	2,381,433
16,000	O’Reilly Automotive, Inc.*	1,279,200
153,610	Starbucks Corp.	7,067,596
14,525	Wal-Mart Stores, Inc.	868,014
49,259	Yum! Brands, Inc.	2,906,773

		26,172,361

	Semiconductors — 2.3%

25,600	Altera Corp.	949,760
91,378	ASML Holding NV, ADR	3,818,687
57,300	Broadcom Corp. Class A*	1,682,328
57,262	Intel Corp.	1,388,603
51,460	Texas Instruments, Inc.	1,498,001

		9,337,379

	Software — 6.8%

41,358	Cerner Corp.*	2,533,177
56,232	Citrix Systems, Inc.*	3,414,407
13,460	Informatica Corp.*	497,078
26,200	Intuit, Inc.	1,377,858
93,771	Microsoft Corp.	2,434,295
290,159	Oracle Corp.	7,442,578
77,967	Salesforce.com, Inc.*	7,910,532
22,207	VeriFone Systems, Inc.*	788,793
11,520	VMware, Inc. Class A*	958,349

		27,357,067

	Telecommunications — 4.8%

30,100	Acme Packet, Inc.*	930,391
41,900	American Tower Corp. Class A	2,514,419
94,850	Juniper Networks, Inc.*	1,935,889
250,362	QUALCOMM, Inc.	13,694,801

		19,075,500

	Transportation — 3.5%

56,720	CH Robinson Worldwide, Inc.	3,957,922
37,500	Expeditors International of Washington, Inc.	1,536,000
18,690	J.B. Hunt Transport Services, Inc.	842,358
73,726	Union Pacific Corp.	7,810,532

		14,146,812

	TOTAL COMMON STOCKS (COST $345,469,059)	392,416,267

See accompanying Notes to the Financial Statements.	5

Mercer US Large Cap Growth Equity Fund

(formerly known as MGI US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 2.1%

		Bank Deposits — 2.1%

8,324,549		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/12	8,324,549

		TOTAL SHORT-TERM INVESTMENTS (COST $8,324,549)	8,324,549

		TOTAL INVESTMENTS — 100.0% (Cost $353,793,608)	400,740,816

		Other Assets and Liabilities (net) — (0.0)%	(55,443)

		NET ASSETS — 100.0%	$400,685,373

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

	*	Non-income producing security

6	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Growth Equity Fund

(formerly known as MGI US Large Cap Growth Equity Fund)

Schedule of Investments (Continued)

December 31, 2011 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.9
Short-Term Investments	2.1
Other Assets and Liabilities (net)	(0.0)

100.0%

See accompanying Notes to the Financial Statements.	7

Mercer US Large Cap Value Equity Fund

(formerly known as MGI US Large Cap Value Equity Fund)

Schedule of Investments

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 98.4%

	Advertising — 1.5%

141,689	Omnicom Group, Inc.	6,316,496

	Aerospace & Defense — 3.6%

102,883	BAE Systems Plc, Sponsored ADR	1,816,914
18,400	Boeing Co. (The)	1,349,640
13,655	L-3 Communications Holdings, Inc.	910,515
39,542	Lockheed Martin Corp.	3,198,948
48,818	Northrop Grumman Corp.	2,854,876
75,634	Raytheon Co.	3,659,173
15,031	United Technologies Corp.	1,098,616

		14,888,682

	Agriculture — 0.9%

35,200	Altria Group, Inc.	1,043,680
6,709	Lorillard, Inc.	764,826
25,625	Philip Morris International, Inc.	2,011,050

		3,819,556

	Apparel — 0.4%

15,500	Guess?, Inc.	462,210
52,100	Hanesbrands, Inc.*	1,138,906

		1,601,116

	Auto Manufacturers — 0.5%

86,600	General Motors Co.*	1,755,382
22,051	Tata Motors, Ltd., Sponsored ADR	372,662

		2,128,044

	Auto Parts & Equipment — 1.1%

18,438	Autoliv, Inc.	986,249
50,900	Johnson Controls, Inc.	1,591,134
37,170	Lear Corp.	1,479,366
8,240	Visteon Corp.*	411,505

		4,468,254

	Banks — 7.0%

36,503	Banco Santander SA, Sponsored ADR	274,502
518,900	Bank of America Corp.	2,885,084
52,305	Capital One Financial Corp.	2,211,978
39,900	Comerica, Inc.	1,029,420
135,990	Fifth Third Bancorp	1,729,793
71,195	PNC Financial Services Group, Inc.	4,105,816
66,600	SunTrust Banks, Inc.	1,178,820
141,495	US Bancorp	3,827,440

8	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

(formerly known as MGI US Large Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Banks — continued

391,082	Wells Fargo & Co.	10,778,220
41,000	Zions BanCorp	667,480

		28,688,553

	Beverages — 1.9%

17,431	Anheuser-Busch InBev NV, Sponsored ADR	1,063,117
58,421	Coca-Cola Enterprises, Inc.	1,506,093
37,516	Dr Pepper Snapple Group, Inc.	1,481,132
55,200	PepsiCo, Inc.	3,662,520

		7,712,862

	Biotechnology — 0.7%

41,724	Amgen, Inc.	2,679,098

	Building Materials — 0.2%

22,700	Owens Corning, Inc.*	651,944

	Chemicals — 1.0%

14,800	Air Products & Chemicals, Inc.	1,260,812
22,900	Celanese Corp. Series A	1,013,783
69,200	Dow Chemical Co. (The)	1,990,192

		4,264,787

	Commercial Services — 1.3%

8,142	Iron Mountain, Inc.	250,774
38,545	McKesson Corp.	3,003,041
29,200	Moody’s Corp.	983,456
68,113	Western Union Co. (The)	1,243,743

		5,481,014

	Computers — 3.4%

11,205	Apple, Inc.*	4,538,025
30,000	Dell, Inc.*	438,900
132,097	Hewlett-Packard Co.	3,402,819
3,157	International Business Machines Corp.	580,509
16,800	SanDisk Corp.*	826,728
255,581	Seagate Technology PLC	4,191,528

		13,978,509

	Diversified Financial Services — 5.8%

11,100	American Express Co.	523,587
30,987	Ameriprise Financial, Inc.	1,538,195
2,401	BlackRock, Inc.	427,954
98,500	Charles Schwab Corp. (The)	1,109,110
133,138	Citigroup, Inc.	3,502,861

See accompanying Notes to the Financial Statements.	9

Mercer US Large Cap Value Equity Fund

(formerly known as MGI US Large Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Diversified Financial Services — continued

25,995	Discover Financial Services	623,880
6,100	Franklin Resources, Inc.	585,966
16,600	Goldman Sachs Group, Inc.	1,501,138
314,607	JPMorgan Chase & Co.	10,460,683
19,300	Nasdaq OMX Group (The), Inc.*	473,043
23,946	Raymond James Financial, Inc.	741,368
123,146	SLM Corp.	1,650,156
45,600	TD Ameritrade Holding Corp.	713,640

		23,851,581

	Electric — 0.9%

46,200	Duke Energy Corp.	1,016,400
26,975	Edison International	1,116,765
23,100	Exelon Corp.	1,001,847
19,200	Xcel Energy, Inc.	530,688

		3,665,700

	Electrical Components & Equipment — 0.6%

21,990	Energizer Holdings, Inc.*	1,703,785
8,800	Hubbell, Inc. Class B	588,368

		2,292,153

	Electronics — 0.9%

47,200	Avnet, Inc.*	1,467,448
34,502	TE Connectivity, Ltd.	1,063,007
9,800	Thermo Fisher Scientific, Inc.*	440,706
10,500	Thomas & Betts Corp.*	573,300

		3,544,461

	Food — 2.6%

109,006	ConAgra Foods, Inc.	2,877,758
34,500	Kraft Foods, Inc. Class A	1,288,920
45,300	Kroger Co. (The)	1,097,166
6,397	Nestle SA, Sponsored ADR	369,171
103,450	Safeway, Inc.	2,176,588
153,794	Sara Lee Corp.	2,909,783

		10,719,386

	Hand & Machine Tools — 0.2%

12,600	Stanley Black & Decker, Inc.	851,760

	Health Care - Products — 2.4%

9,700	Baxter International, Inc.	479,956
26,630	CareFusion Corp.*	676,668
33,080	Covidien Plc	1,488,931

10	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

(formerly known as MGI US Large Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Health Care - Products — continued

100,269	Johnson & Johnson	6,575,641
14,300	Medtronic, Inc.	546,975

		9,768,171

	Health Care - Services — 2.8%

70,338	Aetna, Inc.	2,967,560
19,745	DaVita, Inc.*	1,496,869
17,830	Humana, Inc.	1,562,086
52,065	UnitedHealth Group, Inc.	2,638,654
40,802	WellPoint, Inc.	2,703,133

		11,368,302

	Home Builders — 0.2%

600	NVR, Inc.*	411,600
27,300	Toll Brothers, Inc.*	557,466

		969,066

	Housewares — 0.3%

76,500	Newell Rubbermaid, Inc.	1,235,475

	Insurance — 7.6%

16,000	ACE, Ltd.	1,121,920
33,400	AON Corp.	1,563,120
50,873	Berkshire Hathaway, Inc. Class B*	3,881,610
82,282	Chubb Corp. (The)	5,695,560
23,500	Cigna Corp.	987,000
59,000	Hartford Financial Services Group (The), Inc.	958,750
27,000	Lincoln National Corp.	524,340
198,165	Metlife, Inc.	6,178,785
18,300	Prudential Financial, Inc.	917,196
11,818	Reinsurance Group of America, Inc.	617,491
108,089	Travelers Cos. (The), Inc.	6,395,626
23,172	Unum Group	488,234
30,855	Validus Holdings, Ltd.	971,932
44,748	XL Group Plc	884,668

		31,186,232

	Internet — 0.8%

51,428	eBay, Inc.*	1,559,811
29,325	Expedia, Inc.	851,012
7,265	IAC/InterActiveCorp	309,489
16,605	TripAdvisor, Inc.*	418,612

		3,138,924

See accompanying Notes to the Financial Statements.	11

Mercer US Large Cap Value Equity Fund

(formerly known as MGI US Large Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Iron & Steel — 0.9%

67,200	ArcelorMittal	1,222,368
20,500	Cliffs Natural Resources, Inc.	1,278,175
9,370	Reliance Steel & Aluminum Co.	456,225
30,200	United States Steel Corp.	799,092

		3,755,860

	Leisure Time — 0.3%

43,600	Carnival Corp.	1,423,104

	Machinery - Construction & Mining — 0.1%

6,300	Caterpillar, Inc.	570,780

	Machinery - Diversified — 0.3%

50,575	Xylem Inc	1,299,272

	Media — 6.0%

102,215	CBS Corp. Class B	2,774,115
147,156	Comcast Corp. Class A	3,489,069
72,602	DIRECTV Class A*	3,104,462
42,335	Liberty Global, Inc.*	1,737,005
14,185	Liberty Media Corp. - Capital Series A*	1,107,139
36,245	McGraw-Hill Cos. (The), Inc.	1,629,938
75,400	News Corp. Class A	1,345,136
325,300	Sirius XM Radio, Inc.*	592,046
12,746	Time Warner Cable, Inc.	810,263
101,971	Time Warner, Inc.	3,685,232
67,032	Viacom, Inc. Class B	3,043,923
41,300	Walt Disney Co. (The)	1,548,750

		24,867,078

	Mining — 0.6%

13,100	Freeport-McMoran Copper & Gold, Inc. Class B	481,949
30,600	Newmont Mining Corp.	1,836,306

		2,318,255

	Miscellaneous - Manufacturing — 4.6%

23,800	3M Co.	1,945,174
8,600	Cooper Industries Plc	465,690
25,700	Dover Corp.	1,491,885
22,800	Eaton Corp.	992,484
516,045	General Electric Co.	9,242,366
44,460	Honeywell International, Inc.	2,416,401
47,669	Tyco International, Ltd.	2,226,619

		18,780,619

12	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

(formerly known as MGI US Large Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Office & Business Equipment — 0.4%

23,400	Pitney Bowes, Inc.	433,836
135,295	Xerox Corp.	1,076,948

		1,510,784

	Oil & Gas — 10.4%

20,240	Anadarko Petroleum Corp.	1,544,919
114,526	BP Plc, Sponsored ADR	4,894,841
54,140	Chevron Corp.	5,760,496
55,139	ConocoPhillips	4,017,979
41,929	EOG Resources, Inc.	4,130,426
52,700	Exxon Mobil Corp.	4,466,852
18,800	Hess Corp.	1,067,840
42,900	Marathon Oil Corp.	1,255,683
9,506	Noble Energy, Inc.	897,271
83,737	Occidental Petroleum Corp.	7,846,157
60,501	Royal Dutch Shell PLC, ADR	4,422,018
7,060	SM Energy Co.	516,086
41,710	Transocean, Ltd.	1,601,247
21,500	Valero Energy Corp.	452,575

		42,874,390

	Oil & Gas Services — 1.2%

21,300	Cameron International Corp.*	1,047,747
59,400	Schlumberger, Ltd.	4,057,614

		5,105,361

	Packaging & Containers — 0.2%

2,599	Ball Corp.	92,810
14,500	Rock-Tenn Co. Class A	836,650

		929,460

	Pharmaceuticals — 6.3%

16,250	AmerisourceBergen Corp.	604,337
42,165	AstraZeneca Plc, Sponsored ADR	1,951,818
11,900	Eli Lilly & Co.	494,564
4,751	Express Scripts, Inc.*	212,322
33,246	Gilead Sciences, Inc.*	1,360,759
34,888	Medco Health Solutions, Inc.*	1,950,239
168,390	Merck & Co., Inc.	6,348,303
24,300	Mylan, Inc.*	521,478
569,728	Pfizer, Inc.	12,328,914

		25,772,734

See accompanying Notes to the Financial Statements.	13

Mercer US Large Cap Value Equity Fund

(formerly known as MGI US Large Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	REITS — 0.7%

114,900	Annaly Capital Management, Inc. REIT	1,833,804
395,900	Chimera Investment Corp. REIT	993,709

		2,827,513

	Retail — 8.0%

3,592	AutoZone, Inc.*	1,167,292
91,314	Best Buy Co., Inc.	2,134,008
71,160	CVS Caremark Corp.	2,901,905
262,258	Gap , Inc.(The)	4,864,886
54,980	Home Depot, Inc.	2,311,359
49,882	Kohl’s Corp.	2,461,677
123,006	Lowe’s Cos., Inc.	3,121,892
63,096	Macy’s, Inc.	2,030,429
8,290	PVH Corp.	584,362
74,100	RadioShack Corp.	719,511
106,500	Staples, Inc.	1,479,285
62,841	Target Corp.	3,218,716
92,062	Wal-Mart Stores, Inc.	5,501,625
18,911	Walgreen Co.	625,198

		33,122,145

	Semiconductors — 0.4%

27,615	Intel Corp.	669,664
16,523	Marvell Technology Group, Ltd.*	228,843
32,251	Texas Instruments, Inc.	938,827

		1,837,334

	Software — 2.5%

18,065	BMC Software, Inc.*	592,171
28,555	CA, Inc.	577,239
82,600	Electronic Arts, Inc.*	1,701,560
220,030	Microsoft Corp.	5,711,979
74,617	Oracle Corp.	1,913,926

		10,496,875

	Telecommunications — 6.9%

56,400	AT&T, Inc.	1,705,536
436,265	Cisco Systems, Inc.	7,887,671
24,700	Corning, Inc.	320,606
84,865	Deutsche Telekom AG, Sponsored ADR	971,704
33,188	France Telecom SA, Sponsored ADR	519,724
40,157	Harris Corp.	1,447,259
217,062	Koninklijke KPN NV, Sponsored ADR	2,587,379
48,561	Portugal Telecom, SGPS, SA, Sponsored ADR	280,197

14	See accompanying Notes to the Financial Statements.

Mercer US Large Cap Value Equity Fund

(formerly known as MGI US Large Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares		Description	Value ($)

		Telecommunications — continued

47,200		QUALCOMM, Inc.	2,581,840
52,053		Rogers Communications, Inc. Class B	2,004,561
41,648		Telecom Italia Spa, Sponsored ADR	443,551
31,431		Telefonica Brasil SA, ADR	859,009
29,822		Telefonica SA, Sponsored ADR	512,640
111,456		Telstra Corp., Ltd., ADR	1,900,325
154,764		Vodafone Group Plc, Sponsored ADR	4,338,035

			28,360,037

		TOTAL COMMON STOCKS (COST $386,024,493)	405,121,727

		PREFERRED STOCKS — 0.2%

		Auto Manufacturers — 0.2%

22,550		General Motors Co.	772,338

		TOTAL PREFERRED STOCK (COST $915,895)	772,338

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 1.2%

		Bank Deposit — 1.2%

4,799,719		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/12	4,799,719

		TOTAL SHORT-TERM INVESTMENTS (COST $4,799,719)	4,799,719

		TOTAL INVESTMENTS — 99.8% (Cost $391,740,107)	410,693,784

		Other Assets and Liabilities (net) — 0.2%	938,081

		NET ASSETS — 100.0%	$411,631,865

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

See accompanying Notes to the Financial Statements.	15

Mercer US Large Cap Value Equity Fund

(formerly known as MGI US Large Cap Value Equity Fund)

Schedule of Investments (Continued)

December 31, 2011 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.4
Preferred Stocks	0.2
Short-Term Investments	1.2
Other Assets and Liabilities (net)	0.2

100.0%

16	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

(formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Schedule of Investments

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 96.7%

	Aerospace & Defense — 2.2%

26,242	Aerovironment, Inc.*	825,835
59,025	BE Aerospace, Inc.*	2,284,858
5,408	HEICO Corp.	316,260
7,615	Teledyne Technologies, Inc.*	417,683
19,544	TransDigm Group, Inc.*	1,869,970

		5,714,606

	Apparel — 1.3%

22,188	Ascena Retail Group, Inc.*	659,428
28,342	Carter’s, Inc.*	1,128,295
20,273	CROCS, Inc.*	299,432
8,432	Under Armour, Inc. Class A*	605,333
17,016	Wolverine World Wide, Inc.	606,450

		3,298,938

	Auto Parts & Equipment — 1.1%

51,689	Amerigon, Inc. Class A*	737,085
88,620	Goodyear Tire & Rubber Co. (The)*	1,255,746
38,168	Titan International, Inc.	742,749

		2,735,580

	Banks — 2.0%

43,920	Comerica, Inc.	1,133,136
52,619	Eagle Bancorp, Inc.*	765,080
35,195	East-West Bancorp, Inc.	695,101
67,250	First Republic Bank/San Francisco CA*	2,058,523
308,508	Popular, Inc.*	428,826

		5,080,666

	Beverages — 1.0%

10,462	Green Mountain Coffee Roasters, Inc.*	469,221
34,300	Peet’s Coffee & Tea, Inc.*	2,149,924

		2,619,145

	Biotechnology — 1.1%

10,465	Alexion Pharmaceuticals, Inc.*	748,248
44,861	Halozyme Therapeutics, Inc.*	426,628
20,722	Human Genome Sciences, Inc.*	153,136
45,514	Incyte Corp.*	683,165
59,811	NPS Pharmaceuticals, Inc.*	394,154
15,920	Vertex Pharmaceuticals, Inc.*	528,703

		2,934,034

See accompanying Notes to the Financial Statements.	17

Mercer US Small/Mid Cap Growth Equity Fund

(formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Chemicals — 2.0%

29,552	Airgas, Inc.	2,307,420
31,160	Celanese Corp. Series A	1,379,453
35,990	Westlake Chemical Corp.	1,448,238

		5,135,111

	Coal — 0.3%

40,922	Alpha Natural Resources, Inc.*	836,036

	Commercial Services — 9.5%

15,660	Alliance Data Systems Corp.*	1,626,134
30,114	Coinstar, Inc.*	1,374,403
71,598	ExamWorks Group, Inc.*	678,749
46,859	FleetCor Technologies, Inc.*	1,399,678
62,634	Genpact, Ltd.*	936,378
66,546	Healthcare Services Group	1,177,199
77,968	Heartland Payment Systems, Inc.	1,899,300
150,630	Hertz Global Holdings, Inc.*	1,765,384
19,000	ITT Educational Services, Inc.*	1,080,910
84,700	K12, Inc.*	1,519,518
29,036	PAREXEL International Corp.*	602,207
60,144	Quanta Services, Inc.*	1,295,502
106,880	Ritchie Bros Auctioneers, Inc.	2,359,910
25,593	RSC Holdings, Inc.*	473,471
21,100	Strayer Education, Inc.	2,050,709
32,870	United Rentals, Inc.*	971,309
17,841	Verisk Analytics, Inc. Class A*	715,959
46,565	Weight Watchers International, Inc.	2,561,541

		24,488,261

	Computers — 3.9%

5,274	Factset Research Systems, Inc.	460,315
18,739	Fortinet, Inc.*	408,697
28,424	IHS, Inc. Class A*	2,449,012
82,140	j2 Global, Inc.	2,311,420
24,362	MICROS Systems, Inc.*	1,134,782
62,828	RealD, Inc.*	498,854
18,770	Riverbed Technology, Inc.*	441,095
14,450	Syntel, Inc.	675,826
36,500	Teradata Corp.*	1,770,615

		10,150,616

	Distribution & Wholesale — 1.0%

30,519	LKQ Corp.*	918,012
16,503	Pool Corp.	496,740

18	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

(formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Distribution & Wholesale — continued

2,190	Watsco, Inc.	143,795
18,990	WESCO International, Inc.*	1,006,660

		2,565,207

	Diversified Financial Services — 3.6%

34,559	Affiliated Managers Group, Inc.*	3,315,936
25,554	CBOE Holdings, Inc.	660,826
57,026	Evercore Partners, Inc. Class A	1,518,032
17,250	IntercontinentalExchange, Inc.*	2,079,488
31,051	Lazard, Ltd. Class A	810,742
34,990	Waddell & Reed Financial, Inc. Class A	866,702

		9,251,726

	Electrical Components & Equipment — 0.9%

12,842	Ametek, Inc.	540,648
25,040	Hubbell, Inc. Class B	1,674,175

		2,214,823

	Electronics — 3.5%

41,404	Amphenol Corp. Class A	1,879,328
43,331	FLIR Systems, Inc.	1,086,308
75,660	Gentex Corp.	2,238,779
31,817	National Instruments Corp.	825,651
17,282	Sensata Technologies Holding NV*	454,171
33,671	Trimble Navigation, Ltd.*	1,461,321
4,252	Waters Corp.*	314,861
16,435	Woodward, Inc.	672,685

		8,933,104

	Engineering & Construction — 0.5%

15,611	Chicago Bridge & Iron Co. NV	590,096
9,144	KBR, Inc.	254,843
12,118	URS Corp.*	425,584

		1,270,523

	Environmental Control — 1.1%

12,792	Stericycle, Inc.*	996,753
58,872	Waste Connections, Inc.	1,951,018

		2,947,771

	Food — 1.3%

9,229	Hain Celestial Group (The), Inc.*	338,335
27,190	Ralcorp Holdings, Inc.*	2,324,745
61,220	Smart Balance, Inc.*	328,139
5,897	TreeHouse Foods, Inc.*	385,546

		3,376,765

See accompanying Notes to the Financial Statements.	19

Mercer US Small/Mid Cap Growth Equity Fund

(formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Hand & Machine Tools — 0.6%

41,692	Kennametal, Inc.	1,522,592

	Health Care - Products — 5.1%

69,566	ABIOMED, Inc.*	1,284,884
39,317	CareFusion Corp.*	999,045
9,042	Cepheid, Inc.*	311,135
12,128	Cooper Cos. (The), Inc.	855,267
8,104	Given Imaging, Ltd.*	141,253
5,667	Haemonetics Corp.*	346,934
29,785	Henry Schein, Inc.*	1,919,048
32,950	Hill-Rom Holdings, Inc.	1,110,085
22,433	IDEXX Laboratories, Inc.*	1,726,444
19,025	Masimo Corp.*	355,482
11,501	Resmed, Inc.*	292,125
42,272	Techne Corp.	2,885,487
23,912	Tornier BV*	430,416
9,295	Varian Medical Systems, Inc.*	623,973

		13,281,578

	Health Care - Services — 2.8%

9,853	Covance, Inc.*	450,479
36,800	Coventry Health Care, Inc.*	1,117,616
18,538	HealthSouth Corp.*	327,566
9,019	LifePoint Hospitals, Inc.*	335,056
12,516	Mettler-Toledo International, Inc.*	1,848,738
32,519	Pediatrix Medical Group, Inc.*	2,341,693
7,951	Universal Health Services, Inc. Class B	308,976
10,381	WellCare Health Plans, Inc.*	545,003

		7,275,127

	Home Furnishings — 0.2%

19,838	DTS, Inc.*	540,387

	Household Products & Wares — 0.4%

5,454	Fossil, Inc.*	432,830
12,470	Scotts Miracle-Gro Co. (The) Class A	582,224

		1,015,054

	Housewares — 0.5%

75,158	Newell Rubbermaid, Inc.	1,213,802

	Insurance — 0.3%

10,590	Everest Re Group, Ltd.	890,513

20	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

(formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Internet — 3.1%

28,147	21Vianet Group, Inc., ADR*	257,545
22,753	Equinix, Inc.*	2,307,154
6,926	F5 Networks, Inc.*	734,987
14,966	IAC/InterActiveCorp	637,552
53,455	Pandora Media, Inc.*	535,084
35,873	Rackspace Hosting, Inc.*	1,542,898
56,300	VeriSign, Inc.	2,011,036

		8,026,256

	Leisure Time — 0.3%

60,965	Interval Leisure Group, Inc.*	829,734

	Lodging — 0.3%

21,418	Choice Hotels International, Inc.	814,955

	Machinery - Construction & Mining — 0.2%

6,148	Joy Global, Inc.	460,916

	Machinery - Diversified — 3.1%

49,600	Graco, Inc.	2,028,144
48,078	IDEX Corp.	1,784,175
7,619	Middleby Corp.*	716,491
22,606	Robbins & Myers, Inc.	1,097,521
29,013	Roper Industries, Inc.	2,520,359

		8,146,690

	Metal Fabricate & Hardware — 0.4%

23,910	Timken Co. (The)	925,556

	Miscellaneous - Manufacturing — 1.6%

14,872	Actuant Corp. Class A	337,446
16,649	CLARCOR, Inc.	832,284
31,840	Crane Co.	1,487,246
8,691	Pall Corp.	496,691
11,374	Polypore International, Inc.*	500,342
63,810	STR Holdings, Inc.*	525,156

		4,179,165

	Oil & Gas — 4.8%

29,158	Approach Resources, Inc.*	857,537
14,583	Berry Petroleum Co. Class A	612,778
3,885	Cabot Oil & Gas Corp.	294,871
114,150	Denbury Resources, Inc.*	1,723,665
17,330	Ensco Plc, Sponsored ADR	813,124
10,518	Helmerich & Payne, Inc.	613,830
22,287	Patterson-UTI Energy, Inc.	445,294

See accompanying Notes to the Financial Statements.	21

Mercer US Small/Mid Cap Growth Equity Fund

(formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas — continued

86,777	Rex Energy Corp.*	1,280,828
27,720	Rosetta Resources, Inc.*	1,205,820
28,470	Rowan Cos., Inc.*	863,495
95,180	Tesoro Corp.*	2,223,405
33,830	Whiting Petroleum Corp.*	1,579,523

		12,514,170

	Oil & Gas Services — 2.9%

3,075	CARBO Ceramics, Inc.	379,240
23,159	Complete Production Services, Inc.*	777,216
43,438	Core Laboratories NV	4,949,760
21,890	Dril-Quip, Inc.*	1,440,800

		7,547,016

	Packaging & Containers — 1.1%

52,304	Crown Holdings, Inc.*	1,756,368
47,200	Packaging Corp. of America	1,191,328

		2,947,696

	Pharmaceuticals — 4.1%

21,672	BioMarin Pharmaceutical, Inc.*	745,084
16,962	Catalyst Health Solutions, Inc.*	882,024
48,070	DENTSPLY International, Inc.	1,681,969
122,280	Elan Corp. Plc, Sponsored ADR*	1,680,127
8,102	Herbalife, Ltd.	418,630
25,023	Impax Laboratories, Inc.*	504,714
21,513	Medicis Pharmaceutical Corp. Class A	715,307
26,900	Perrigo Co.	2,617,370
24,801	Sagent Pharmaceuticals, Inc.*	520,821
15,794	SXC Health Solutions Corp.*	892,045

		10,658,091

	REITS — 0.7%

73,711	CBRE Group, Inc.*	1,121,881
27,070	Lasalle Hotel Properties REIT	655,365

		1,777,246

	Retail — 7.6%

7,621	Buffalo Wild Wings, Inc.*	514,494
43,967	Dick’s Sporting Goods, Inc.	1,621,503
42,000	DineEquity, Inc.*	1,772,820
13,813	DSW, Inc. Class A	610,673
89,492	Foot Locker, Inc.	2,133,489
2,830	Michael Kors Holdings, Ltd.*	77,118
11,902	MSC Industrial Direct Co., Inc Class A	851,588

22	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

(formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Retail — continued
24,045	O’Reilly Automotive, Inc.*	1,922,398
51,567	OfficeMax, Inc.*	234,114
4,841	Panera Bread Co. Class A*	684,759
28,912	Petsmart, Inc.	1,482,896
27,917	PVH Corp.	1,967,869
36,578	Rue21, Inc.*	790,085
26,990	Signet Jewelers, Ltd.	1,186,480
13,534	Teavana Holdings, Inc.*	254,169
56,327	Texas Roadhouse, Inc. Class A	839,272
48,614	Urban Outfitters, Inc.*	1,339,802
33,740	Williams-Sonoma, Inc.	1,298,990

		19,582,519

	Semiconductors — 4.4%

17,944	Avago Technologies, Ltd.	517,864
27,822	Cavium, Inc.*	790,979
37,805	Hittite Microwave Corp.*	1,866,811
24,972	Intermolecular, Inc.*	214,260
19,244	Lam Research Corp.*	712,413
16,119	Linear Technology Corp.	484,054
103,590	LSI Corp.*	616,361
35,223	Microsemi Corp.*	589,985
35,304	NVIDIA Corp.*	489,313
17,290	NXP Semiconductor NV*	265,747
107,960	ON Semiconductor Corp.*	833,451
24,950	Rovi Corp.*	613,271
72,320	Skyworks Solutions, Inc.*	1,173,030
81,400	Teradyne, Inc.*	1,109,482
37,942	Xilinx, Inc.	1,216,421

		11,493,442

	Software — 8.1%

39,461	Allscripts Healthcare Solutions, Inc.*	747,391
31,201	ANSYS, Inc.*	1,787,193
33,498	athenahealth, Inc.*	1,645,422
71,542	Blackbaud, Inc.	1,981,713
30,250	Global Payments, Inc.	1,433,245
48,259	Informatica Corp.*	1,782,205
46,348	InterXion Holding NV*	623,381
59,829	Medassets, Inc.*	553,418
118,051	MSCI, Inc. Class A*	3,887,420
80,620	Nuance Communications, Inc.*	2,028,399
10,921	Opnet Technologies, Inc.	400,473
9,087	Solera Holdings, Inc.	404,735
103,661	VeriFone Systems, Inc.*	3,682,039

		20,957,034

See accompanying Notes to the Financial Statements.	23

Mercer US Small/Mid Cap Growth Equity Fund

(formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares		Description	Value ($)

		Telecommunications — 5.5%

15,197		ADTRAN, Inc.	458,341
55,845		Calix, Inc.*	361,317
45,897		DigitalGlobe, Inc.*	785,298
20,771		IPG Photonics Corp.*	703,514
37,091		NICE Systems, Ltd., Sponsored ADR*	1,277,785
34,580		NII Holdings, Inc. Class B*	736,554
146,710		Polycom, Inc.*	2,391,373
148,680		SBA Communications Corp.*	6,387,293
59,268		tw telecom, Inc. Class A*	1,148,614

			14,250,089

		Transportation — 2.3%

40,600		Expeditors International of Washington, Inc.	1,662,976
11,544		Genesee & Wyoming, Inc. Class A*	699,335
11,585		HUB Group, Inc. Class A*	375,702
18,674		Kirby Corp.*	1,229,496
32,710		Landstar System, Inc.	1,567,463
38,535		Roadrunner Transportation Systems, Inc.*	544,500

			6,079,472

		TOTAL COMMON STOCKS (COST $234,957,656)	250,482,012

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 3.9%

		Bank Deposits — 3.9%

10,093,528		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/12	10,093,528

		TOTAL SHORT-TERM INVESTMENTS (COST $10,093,528)	10,093,528

		TOTAL INVESTMENTS — 100.6% (Cost $245,051,184)	260,575,540

		Other Assets and Liabilities (net) — (0.6)%	(1,561,265)

		NET ASSETS — 100.0%	$259,014,275

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

24	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Growth Equity Fund

(formerly known as MGI US Small/Mid Cap Growth Equity Fund)

Schedule of Investments (Continued)

December 31, 2011 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	96.7
Short-Term Investments	3.9
Other Assets and Liabilities (net)	(0.6)

100.0%

See accompanying Notes to the Financial Statements.	25

Mercer US Small/Mid Cap Value Equity Fund

(formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 97.7%

	Aerospace & Defense — 0.9%

3,100	Alliant Techsystems, Inc.	177,196
21,600	GenCorp, Inc.*	114,912
51,500	Orbital Sciences Corp.*	748,295
23,300	Triumph Group, Inc.	1,361,885

		2,402,288

	Agriculture — 0.1%

1,000	Andersons (The), Inc.	43,660
2,100	Universal Corp.	96,516

		140,176

	Airlines — 0.3%

3,500	Alaska Air Group, Inc.*	262,815
6,930	Allegiant Travel Co.*	369,646
23,400	Hawaiian Holdings, Inc.*	135,720

		768,181

	Apparel — 0.8%

29,250	Ascena Retail Group, Inc.*	869,310
37,700	Guess?, Inc.	1,124,214
4,860	True Religion Apparel, Inc.*	168,059

		2,161,583

	Auto Parts & Equipment — 0.9%

15,100	Exide Technologies*	39,713
3,000	Federal-Mogul Corp.*	44,250
42,738	Lear Corp.	1,700,972
3,800	Superior Industries International, Inc.	62,852
13,200	TRW Automotive Holdings Corp.*	430,320

		2,278,107

	Banks — 6.4%

1,000	Bank of Hawaii Corp.	44,490
9,400	BOK Financial Corp.	516,342
4,700	City Holding Co.	159,283
1,200	City National Corp.	53,016
9,700	Columbia Banking System, Inc.	186,919
16,862	Commerce Bancshares, Inc.	642,783
151,500	Fifth Third Bancorp	1,927,080
2,200	First Citizens BancShares, Inc. Class A	384,978
80,900	First Commonwealth Financial Corp.	425,534
170,025	Fulton Financial Corp.	1,667,945
102,900	Huntington Bancshares, Inc.	564,921
50,100	International Bancshares Corp.	918,583

26	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

(formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Banks — continued

311,000	KeyCorp	2,391,590
25,600	National Penn Bancshares, Inc.	216,064
8,400	NBT Bancorp, Inc.	185,892
57,500	Northwest Bancshares, Inc.	715,300
2,300	PacWest Bancorp	43,585
55,054	People’s United Financial, Inc.	707,444
12,200	Pinnacle Financial Partners, Inc.*	197,030
153,200	Popular, Inc.*	212,948
40,300	PrivateBancorp, Inc.	442,494
47,200	Prosperity Bancshares, Inc.	1,904,520
1,000	S&T Bancorp, Inc.	19,550
7,000	Susquehanna Bancshares, Inc.	58,660
32,200	Texas Capital Bancshares, Inc.*	985,642
1,400	UMB Financial Corp.	52,150
20,000	Webster Financial Corp.	407,800
100,150	Western Alliance Bancorp*	623,935

		16,656,478

	Beverages — 0.6%

52,610	Constellation Brands, Inc. Class A*	1,087,449
36,210	Cott Corp.*	226,674
2,100	Hansen Natural Corp.*	193,494

		1,507,617

	Biotechnology — 0.7%

91,400	Affymetrix, Inc.*	373,826
27,500	Medicines Co. (The)*	512,600
59,800	PDL BioPharma, Inc.	370,760
19,800	Vertex Pharmaceuticals, Inc.*	657,558

		1,914,744

	Building Materials — 1.2%

16,800	Apogee Enterprises, Inc.	205,968
61,600	Gibraltar Industries, Inc.*	859,936
46,050	Owens Corning, Inc.*	1,322,556
21,000	Simpson Manufacturing Co., Inc.	706,860

		3,095,320

	Chemicals — 2.0%

20,600	Ashland, Inc.	1,177,496
17,400	Chemtura Corp.*	197,316
1,000	Eastman Chemical Co.	39,060
51,550	Huntsman Corp.	515,500
23,950	Innophos Holdings, Inc.	1,163,012
14,800	Innospec, Inc.*	415,436
3,800	Minerals Technologies, Inc.	214,814

See accompanying Notes to the Financial Statements.	27

Mercer US Small/Mid Cap Value Equity Fund

(formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Chemicals — continued

31,000	PolyOne Corp.	358,050
5,700	Sensient Technologies Corp.	216,030
7,670	Stepan Co.	614,827
7,800	TPC Group, Inc.*	181,974
1,400	W.R. Grace & Co.*	64,288

		5,157,803

	Coal — 0.6%

30,100	Arch Coal, Inc.	436,751
52,150	Cloud Peak Energy, Inc.*	1,007,538
12,400	Patriot Coal Corp.*	105,028

		1,549,317

	Commercial Services — 4.3%

19,310	ABM Industries, Inc.	398,172
27,200	Career Education Corp.*	216,784
5,610	Chemed Corp.	287,288
62,060	Convergys Corp.*	792,506
10,100	Corrections Corp. of America*	205,737
4,200	DeVry, Inc.	161,532
11,200	Education Management Corp.*	313,488
34,575	Equifax, Inc.	1,339,435
2,200	Euronet Worldwide, Inc.*	40,656
60,110	Geo Group (The), Inc.*	1,006,842
11,400	Great Lakes Dredge & Dock Corp.	63,384
15,700	Heidrick & Struggles International, Inc.	338,178
137,750	Hertz Global Holdings, Inc.*	1,614,430
8,900	ICF International, Inc.*	220,542
16,170	Insperity, Inc.	409,910
12,287	Ituran Location and Control, Ltd.	167,963
14,300	Kelly Services, Inc. Class A	195,624
10,910	Korn/Ferry International*	186,125
28,900	Lincoln Educational Services Corp.	228,310
3,200	Quanta Services, Inc.*	68,928
34,620	Rent-A-Center, Inc.	1,280,940
60,700	Service Corp. International	646,455
31,500	Stewart Enterprises, Inc. Class A	181,440
41,060	Total System Services, Inc.	803,134
5,600	Viad Corp.	97,888

		11,265,691

	Computers — 2.9%

186,416	Brocade Communications Systems, Inc.*	967,499
186,200	Cadence Design Systems, Inc.*	1,936,480
20,890	DST Systems, Inc.	950,913

28	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

(formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Computers — continued

6,960	j2 Global, Inc.	195,854
12,100	Lexmark International, Inc. Class A	400,147
40,300	Quantum Corp.*	96,720
85,975	Seagate Technology PLC	1,409,990
17,300	SYKES Enterprises, Inc.*	270,918
10,600	Unisys Corp.*	208,926
16,600	Western Digital Corp.*	513,770
43,100	Xyratex, Ltd.	574,092

		7,525,309

	Cosmetics & Personal Care — 0.7%

44,480	Elizabeth Arden, Inc.*	1,647,539
41,200	Skilled Healthcare Group, Inc. Class A*	224,952

		1,872,491

	Distribution & Wholesale — 0.8%

73,170	Ingram Micro, Inc. Class A*	1,330,962
6,360	Owens & Minor, Inc.	176,745
2,500	Tech Data Corp.*	123,525
8,211	WESCO International, Inc.*	435,265

		2,066,497

	Diversified Financial Services — 2.9%

13,900	Cohen & Steers, Inc.	401,710
18,750	Discover Financial Services	450,000
81,500	Invesco, Ltd.	1,637,335
26,800	Investment Technology Group, Inc.*	289,708
29,700	Knight Capital Group, Inc. Class A*	351,054
8,800	Nelnet, Inc. Class A	215,336
8,710	Oppenheimer Holdings, Inc. Class A	140,231
69,525	Raymond James Financial, Inc.	2,152,494
149,500	SLM Corp.	2,003,300

		7,641,168

	Electric — 2.8%

17,360	Avista Corp.	447,020
2,700	CH Energy Group, Inc.	157,626
1,300	Cleco Corp.	49,530
129,775	CMS Energy Corp.	2,865,432
7,700	El Paso Electric Co.	266,728
6,200	Integrys Energy Group, Inc.	335,916
12,000	Northeast Utilities	432,840
7,300	NSTAR	342,808
10,500	NV Energy, Inc.	171,675
18,000	Pepco Holdings, Inc.	365,400
13,700	Pinnacle West Capital Corp.	660,066

See accompanying Notes to the Financial Statements.	29

Mercer US Small/Mid Cap Value Equity Fund

(formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Electric — continued

20,450	PNM Resources, Inc.	372,804
11,400	Portland General Electric Co.	288,306
7,400	TECO Energy, Inc.	141,636
15,360	Unisource Energy Corp.	567,091

		7,464,878

	Electrical Components & Equipment — 0.1%

6,300	General Cable Corp.*	157,563
1,400	Hubbell, Inc. Class B	93,604
5,600	Molex, Inc.	133,616

		384,783

	Electronics — 2.5%

35,062	Arrow Electronics, Inc.*	1,311,669
37,894	Avnet, Inc.*	1,178,125
19,900	AVX Corp.	253,924
22,604	Coherent, Inc.*	1,181,511
9,780	Cubic Corp.	426,310
14,030	Daktronics, Inc.	134,267
28,575	FEI Co.*	1,165,289
36,000	Kemet Corp.*	253,800
15,800	Newport Corp.*	215,038
57,400	Vishay Intertechnology, Inc.*	516,026

		6,635,959

	Energy - Alternate Sources — 0.0%

4,600	Covanta Holding Corp.	62,974

	Engineering & Construction — 1.2%

80,325	KBR, Inc.	2,238,658
14,600	Mistras Group, Inc.*	372,154
22,400	Orion Marine Group, Inc.*	148,960
11,100	URS Corp.*	389,832

		3,149,604

	Entertainment — 0.8%

6,860	Ascent Media Corp.*	347,939
16,120	DreamWorks Animation SKG, Inc. Class A*	267,511
43,390	Madison Square Garden, Inc.*	1,242,690
6,600	Penn National Gaming, Inc.*	251,262

		2,109,402

30	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

(formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Environmental Control — 0.0%

10,400	Metalico, Inc.*	34,216
2,250	Waste Connections, Inc.	74,565

		108,781

	Food — 4.1%

17,900	B&G Foods, Inc. Class A	430,853
11,300	Dean Foods Co.*	126,560
8,000	Dole Food Co., Inc.*	69,200
2,550	Flowers Foods, Inc.	48,399
45,700	Fresh Del Monte Produce, Inc.	1,142,957
40,225	Hain Celestial Group (The), Inc.*	1,474,648
19,100	Hormel Foods Corp.	559,439
10,354	Industries Bachoco, S.A.B., Sponsored ADR	197,451
10,060	J&J Snack Foods Corp.	535,997
16,900	Nash Finch Co.	494,832
3,600	Ralcorp Holdings, Inc.*	307,800
41,540	Ruddick Corp.	1,771,266
88,625	Smithfield Foods, Inc.*	2,151,815
14,250	TreeHouse Foods, Inc.*	931,665
16,893	Village Super Market, Inc. Class A	480,606

		10,723,488

	Forest Products & Paper — 2.5%

86,100	Boise, Inc.	613,032
20,600	Buckeye Technologies, Inc.	688,864
38,200	Clearwater Paper Corp.*	1,360,302
12,300	Domtar Corp.	983,508
3,000	Glatfelter	42,360
31,700	KapStone Paper and Packaging Corp.*	498,958
50,675	MeadWestvaco Corp.	1,517,716
7,000	Potlatch Corp.	217,770
14,100	Rayonier, Inc.	629,283

		6,551,793

	Gas — 2.4%

7,382	AGL Resources, Inc.	311,964
6,700	Atmos Energy Corp.	223,445
50,490	Energen Corp.	2,524,500
16,500	Laclede Group (The), Inc.	667,755
83,025	NiSource, Inc.	1,976,825
8,300	Southern Union Co.	349,513
4,400	Southwest Gas Corp.	186,956
400	UGI Corp.	11,760

		6,252,718

See accompanying Notes to the Financial Statements.	31

Mercer US Small/Mid Cap Value Equity Fund

(formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Hand & Machine Tools — 0.0%

1,200	Kennametal, Inc.	43,824

	Health Care - Products — 1.2%

7,600	CONMED Corp.*	195,092
14,100	Greatbatch, Inc.*	311,610
3,260	Hanger Orthopedic Group, Inc.*	60,929
17,200	Hill-Rom Holdings, Inc.	579,468
24,970	ICU Medical, Inc.*	1,123,650
8,700	Invacare Corp.	133,023
28,580	STERIS Corp.	852,256

		3,256,028

	Health Care - Services — 2.7%

9,900	Almost Family, Inc.*	164,142
5,200	Amsurg Corp.*	135,408
6,600	Community Health Systems, Inc.*	115,170
2,800	Coventry Health Care, Inc.*	85,036
16,870	Ensign Group (The), Inc.	413,315
230,200	Health Management Associates, Inc. Class A*	1,696,574
63,225	Health Net, Inc.*	1,923,304
16,700	Healthways, Inc.*	114,562
17,900	LifePoint Hospitals, Inc.*	664,985
9,600	Magellan Health Services, Inc.*	474,912
2,780	National Healthcare Corp.	116,482
19,800	WellCare Health Plans, Inc.*	1,039,500

		6,943,390

	Home Builders — 0.1%

26,900	PulteGroup, Inc.*	169,739

	Home Furnishings — 0.4%

31,550	Ethan Allen Interiors, Inc.	748,051
17,700	La-Z-Boy, Inc.*	210,630
800	Leggett & Platt, Inc.	18,432

		977,113

	Household Products & Wares — 0.2%

21,200	American Greetings Corp. Class A	265,212
13,800	Central Garden and Pet Co. Class A*	114,816
9,000	Prestige Brands Holdings, Inc.*	101,430

		481,458

	Insurance — 7.9%

2,233	Alleghany Corp.*	637,053
27,550	Allied World Assurance Co. Holdings, Ltd.	1,733,721
57,780	Alterra Capital Holdings, Ltd.	1,365,341

32	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

(formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Insurance — continued

17,200	American Financial Group, Inc.	634,508
3,300	Amtrust Financial Services, Inc.	78,375
51,500	Arch Capital Group, Ltd.*	1,917,345
6,800	Argo Group International Holdings, Ltd.	196,928
6,700	Arthur J. Gallagher & Co.	224,048
7,800	Assurant, Inc.	320,268
53,800	CNO Financial Group, Inc.*	339,478
9,800	Endurance Specialty Holdings, Ltd.	374,850
5,000	Fidelity National Financial, Inc. Class A	79,650
4,000	HCC Insurance Holdings, Inc.	110,000
49,900	Horace Mann Educators Corp.	684,129
11,300	Infinity Property & Casualty Corp.	641,162
9,200	Kemper Corp.	268,732
94,325	Lincoln National Corp.	1,831,791
25,000	Meadowbrook Insurance Group, Inc.	267,000
6,235	Navigators Group, Inc.*	297,285
24,960	PartnerRe, Ltd.	1,602,682
2,500	ProAssurance Corp.	199,550
22,490	Reinsurance Group of America, Inc.	1,175,102
600	RLI Corp.	43,716
12,360	Tower Group, Inc.	249,301
6,000	Transatlantic Holdings, Inc.	328,380
13,545	Validus Holdings, Ltd.	426,668
3,239	White Mountains Insurance Group, Ltd.	1,468,757
16,300	Willis Group Holdings Plc	632,440
21,940	WR Berkley Corp.	754,517
94,500	XL Group Plc	1,868,265

		20,751,042

	Internet — 1.1%

16,400	IAC/InterActiveCorp	698,640
16,200	InfoSpace, Inc.*	178,038
119,800	ValueClick, Inc.*	1,951,542

		2,828,220

	Investment Companies — 0.5%

73,700	American Capital, Ltd.*	496,001
11,000	Apollo Investment Corp.	70,840
2,790	Capital Southwest Corp.	227,525
89,200	MCG Capital Corp.	355,908
6,200	Solar Capital, Ltd.	136,958
4,300	TICC Capital Corp.	37,195

		1,324,427

	Iron & Steel — 0.1%

20,800	Steel Dynamics, Inc.	273,520

See accompanying Notes to the Financial Statements.	33

Mercer US Small/Mid Cap Value Equity Fund

(formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Leisure Time — 0.4%

21,000	Harley-Davidson, Inc.	816,270
14,460	WMS Industries, Inc.*	296,719

		1,112,989

	Lodging — 0.5%

37,800	Ameristar Casinos, Inc.	653,562
18,925	Wyndham Worldwide Corp.	715,933

		1,369,495

	Machinery - Diversified — 1.3%

15,875	AGCO Corp.*	682,149
7,200	Albany International Corp. Class A	166,464
26,800	Applied Industrial Technologies, Inc.	942,556
8,200	Briggs & Stratton Corp.	127,018
10,900	Kadant, Inc.*	246,449
8,450	Middleby Corp.*	794,638
3,600	NACCO Industries, Inc. Class A	321,192

		3,280,466

	Media — 0.8%

34,530	Dolan Co. (The)*	294,196
29,500	Gannett Co., Inc.	394,415
69,500	McClatchy Co. (The) Class A*	166,105
22,300	Scholastic Corp.	668,331
14,200	Scripps Networks Interactive, Inc. Class A	602,364

		2,125,411

	Metal Fabricate & Hardware — 1.3%

24,600	CIRCOR International, Inc.	868,626
2,900	Haynes International, Inc.	158,340
2,200	Mueller Industries, Inc.	84,524
61,050	Timken Co. (The)	2,363,246

		3,474,736

	Mining — 1.9%

136,020	AuRico Gold, Inc.*	1,089,520
113,500	Aurizon Mines, Ltd.*	559,555
20,400	Century Aluminum Co.*	173,604
6,300	Coeur d’Alene Mines Corp.*	152,082
47,600	Horsehead Holding Corp.*	428,876
102,800	Noranda Aluminum Holding Corp.	848,100
11,900	Royal Gold, Inc.	802,417
134,000	Thompson Creek Metals Co., Inc.*	932,640

		4,986,794

34	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

(formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Miscellaneous - Manufacturing — 2.1%

11,340	Aptargroup, Inc.	591,608
39,670	Brink’s Co. (The)	1,066,330
27,700	Ceradyne, Inc.*	741,806
1,500	Crane Co.	70,065
2,000	FreightCar America, Inc.*	41,900
146,764	Griffon Corp.	1,339,955
900	Harsco Corp.	18,522
2,400	Teleflex, Inc.	147,096
19,700	Trimas Corp.*	353,615
35,100	Trinity Industries, Inc.	1,055,106

		5,426,003

	Oil & Gas — 2.9%

6,600	Contango Oil & Gas Co.*	383,988
53,800	Delek US Holdings, Inc.	613,858
70,714	Denbury Resources, Inc.*	1,067,781
19,110	Endeavour International Corp.*	166,066
22,700	Energy Partners, Ltd.*	331,420
4,700	Helmerich & Payne, Inc.	274,292
3,400	HollyFrontier Corp.	79,560
36,170	Miller Energy Resources, Inc.*	100,914
65,000	Parker Drilling Co.*	466,050
10,000	Patterson-UTI Energy, Inc.	199,800
41,900	Petroquest Energy, Inc.*	276,540
11,710	Rex Energy Corp.*	172,840
5,200	Rowan Cos., Inc.*	157,716
19,500	Stone Energy Corp.*	514,410
26,700	Tesoro Corp.*	623,712
4,800	Unit Corp.*	222,720
69,700	Vaalco Energy, Inc.*	420,988
29,400	W&T Offshore, Inc.	623,574
72,400	Western Refining, Inc.*	962,196

		7,658,425

	Oil & Gas Services — 2.2%

1,300	Dawson Geophysical Co.*	51,389
53,000	Helix Energy Solutions Group, Inc.*	837,400
26,400	Oil States International, Inc.*	2,016,168
6,100	SEACOR Holdings, Inc.*	542,656
6,800	SemGroup Corp.*	177,208
56,125	Superior Energy Services*	1,596,195
48,030	Tetra Technologies, Inc.*	448,600
30,400	Willbros Group, Inc.*	111,568

		5,781,184

See accompanying Notes to the Financial Statements.	35

Mercer US Small/Mid Cap Value Equity Fund

(formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Packaging & Containers — 0.1%

4,800	Ball Corp.	171,408

	Pharmaceuticals — 2.0%

34,900	Allos Therapeutics, Inc.*	49,558
14,179	Herbalife, Ltd.	732,629
10,400	Hi-Tech Pharmacal Co., Inc.*	404,456
89,700	KV Pharmaceutical Co. Class A*	125,580
29,000	Omega Protein Corp.*	206,770
36,000	Omnicare, Inc.	1,240,200
21,900	Salix Pharmaceuticals, Ltd.*	1,047,915
30,300	Sirona Dental Systems, Inc.*	1,334,412

		5,141,520

	Pipelines — 0.2%

29,800	Questar Corp.	591,828

	Real Estate — 0.8%

4,390	FirstService Corp.*	116,291
119,100	Forestar Group, Inc.*	1,801,983
23,600	Hilltop Holdings, Inc.*	199,420

		2,117,694

	REITS — 6.6%

2,000	Acadia Realty Trust REIT	40,280
4,200	Alexandria Real Estate Equities, Inc. REIT	289,674
3,768	American Campus Communities, Inc. REIT	158,105
21,950	American Capital Agency Corp. REIT	616,356
8,200	Anworth Mortgage Asset Corp. REIT	51,496
14,500	Associated Estates Realty Corp. REIT	231,275
123,600	BioMed Realty Trust, Inc. REIT	2,234,688
110,650	Brandywine Realty Trust REIT	1,051,175
1,300	Bre Properties, Inc. REIT	65,624
5,100	Camden Property Trust REIT	317,424
6,700	CapitalSource, Inc. REIT	44,890
4,600	Capstead Mortgage Corp. REIT	57,224
115,425	CBL & Associates Properties, Inc. REIT	1,812,173
66,100	Chimera Investment Corp. REIT	165,911
4,000	Colonial Properties Trust REIT	83,440
4,775	CommonWealth REIT	79,456
6,600	CubeSmart REIT	70,224
14,800	DDR Corp. REIT	180,116
9,500	Douglas Emmett, Inc. REIT	173,280
32,850	DuPont Fabros Technology, Inc. REIT	795,627
1,000	EastGroup Properties, Inc. REIT	43,480
3,500	Entertainment Properties Trust REIT	152,985
2,700	Equity One, Inc. REIT	45,846

36	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

(formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	REITS — continued

1,900	Essex Property Trust, Inc. REIT	266,969
6,600	Extra Space Storage, Inc. REIT	159,918
3,300	Federal Realty Investment Trust REIT	299,475
9,600	First Industrial Realty Trust, Inc. REIT*	98,208
4,400	Getty Realty Corp. REIT	61,380
5,400	Government Properties Income Trust REIT	121,770
3,600	Hatteras Financial Corp. REIT	94,932
3,400	Health Care, Inc. REIT	185,402
4,900	Highwoods Properties, Inc. REIT	145,383
34,275	Home Properties, Inc. REIT	1,973,212
14,200	Hospitality Properties Trust REIT	326,316
5,300	Inland Real Estate Corp. REIT	40,333
3,200	Invesco Mortgage Capital, Inc. REIT	44,960
4,500	Investors Real Estate Trust REIT	32,828
6,400	iStar Financial, Inc. REIT*	33,856
1,500	Lasalle Hotel Properties REIT	36,315
1,273	Lexington Realty Trust REIT	9,535
8,300	Liberty Property Trust REIT	256,304
11,500	LTC Properties, Inc. REIT	354,890
1,029	Macerich Co. (The) REIT	52,067
5,300	Mack-Cali Realty Corp. REIT	141,457
8,100	Medical Properties Trust, Inc. REIT	79,947
18,800	MFA Financial, Inc. REIT	126,336
1,000	Mid-America Apartment Communities, Inc. REIT	62,550
2,900	National Health Investors, Inc. REIT	127,542
6,300	National Retail Properties, Inc. REIT	166,194
3,500	Piedmont Office Realty Trust, Inc. REIT	59,640
10,100	Post Properties, Inc. REIT	441,572
1,100	PS Business Parks, Inc. REIT	60,973
17,500	Ramco-Gershenson Properties Trust REIT	172,025
7,900	Realty Income Corp. REIT	276,184
6,000	Redwood Trust, Inc. REIT	61,080
16,000	Retail Opportunity Investments Corp. REIT	189,440
10,700	Sabra Healthcare, Inc. REIT	129,363
9,100	Senior Housing Properties Trust REIT	204,204
2,100	Sovran Self Storage, Inc. REIT	89,607
3,200	Starwood Property Trust, Inc. REIT	59,232
56,900	Summit Hotel Properties, Inc. REIT	537,136
1,300	Sun Communities, Inc. REIT	47,489
6,600	Sunstone Hotel Investors, Inc. REIT*	53,790
2,600	Tanger Factory Outlet Centers REIT	76,232
3,300	Taubman Centers, Inc. REIT	204,930
1,184	UDR, Inc. REIT	29,718
8,200	Urstadt Biddle Properties, Inc. REIT Class A	148,256
3,500	Washington Real Estate Investment Trust REIT	95,725
8,600	Weingarten Realty Investors REIT	187,652
7,600	Winthrop Realty Trust REIT	77,292

		17,260,368

See accompanying Notes to the Financial Statements.	37

Mercer US Small/Mid Cap Value Equity Fund

(formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Retail — 8.3%

15,900	Asbury Automotive Group, Inc.*	342,804
51,460	Big Lots, Inc.*	1,943,130
78,480	Bob Evans Farms, Inc.	2,632,219
50,900	Brinker International, Inc.	1,362,084
16,700	Casey’s General Stores, Inc.	860,217
6,900	Chico’s FAS, Inc.	76,866
16,270	Cracker Barrel Old Country Store, Inc.	820,171
1,700	Dillard’s, Inc. Class A	76,296
30,000	Finish Line (The) Class A	578,550
82,025	Foot Locker, Inc.	1,955,476
35,980	Fred’s, Inc. Class A	524,588
20,900	GameStop Corp. Class A*	504,317
49,500	HOT Topic, Inc.	327,195
36,100	Insight Enterprises, Inc.*	551,969
52,500	Macy’s, Inc.	1,689,450
12,175	Nu Skin Enterprises, Inc. Class A	591,340
56,920	Pep Boys - Manny, Moe & Jack (The)	626,120
5,300	Petsmart, Inc.	271,837
160,225	Pier 1 Imports, Inc.*	2,231,934
9,550	PVH Corp.	673,179
4,600	RadioShack Corp.	44,666
40,600	Regis Corp.	671,930
278,500	Rite Aid Corp.*	350,910
32,475	Signet Jewelers, Ltd.	1,427,601
6,200	Sonic Automotive, Inc. Class A	91,822
163,200	Wet Seal (The), Inc. Class A*	532,032

		21,758,703

	Savings & Loans — 0.2%

10,600	Oritani Financial Corp.	135,362
26,500	Provident Financial Services, Inc.	354,835

		490,197

	Semiconductors — 3.4%

11,700	Amtech Systems, Inc.*	99,567
96,875	Brooks Automation, Inc.	994,906
18,400	Entegris, Inc.*	160,540
8,400	Integrated Silicon Solution, Inc.*	76,776
85,400	Kulicke & Soffa Industries, Inc.*	789,950
15,100	LSI Corp.*	89,845
85,000	LTX-Credence Corp.*	454,750
76,700	MKS Instruments, Inc.	2,133,794
18,800	Novellus Systems, Inc.*	776,252
246,700	PMC-Sierra, Inc.*	1,359,317
24,700	Rudolph Technologies, Inc.*	228,722
110,800	Teradyne, Inc.*	1,510,204

38	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

(formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Semiconductors — continued
2,900	Tessera Technologies, Inc.*	48,575
7,200	Veeco Instruments, Inc.*	149,760

		8,872,958

	Shipbuilding — 0.1%

7,500	Huntington Ingalls Industries, Inc.*	234,600

	Software — 1.1%

19,450	CSG Systems International, Inc.*	286,109
67,075	Electronic Arts, Inc.*	1,381,745
14,020	Mantech International Corp.	437,985
60,500	Schawk, Inc.	678,205
39,900	THQ, Inc.*	30,324

		2,814,368

	Telecommunications — 1.6%

9,200	Atlantic Tele-Network, Inc.	359,260
19,500	Comtech Telecommunications Corp.	558,090
12,200	IDT Corp. Class B	114,436
54,725	MasTec, Inc.*	950,573
38,390	NeuStar, Inc. Class A*	1,311,786
15,600	Oplink Communications, Inc.*	256,932
32,400	Opnext, Inc.*	26,173
36,400	TeleNav, Inc.*	284,284
11,400	Telephone & Data Systems, Inc.	295,146
48,200	Vonage Holdings Corp.*	118,090

		4,274,770

	Textiles — 0.8%

19,120	G&K Services, Inc. Class A	556,583
25,905	UniFirst Corp.	1,469,850

		2,026,433

	Toys, Games & Hobbies — 0.0%

8,100	Jakks Pacific, Inc.	114,291

	Transportation — 1.3%

14,400	Arkansas Best Corp.	277,488
11,900	Atlas Air Worldwide Holdings, Inc.*	457,317
3,200	Gulfmark Offshore, Inc. Class A*	134,432
43,650	Ryder System, Inc.	2,319,561
7,500	Werner Enterprises, Inc.	180,750

		3,369,548

See accompanying Notes to the Financial Statements.	39

Mercer US Small/Mid Cap Value Equity Fund

(formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares		Description	Value ($)

		Trucking & Leasing — 0.3%

55,370		Aircastle, Ltd.	704,306
2,000		Amerco, Inc.	176,800

			881,106

		Water — 0.8%

1,200		American States Water Co.	41,880
67,950		American Water Works Co., Inc.	2,164,887

			2,206,767

		TOTAL COMMON STOCKS (COST $245,834,759)	256,037,973

Par Value ($)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 2.9%

		Bank Deposits — 2.9%

7,472,623		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/12	7,472,623

		TOTAL SHORT-TERM INVESTMENTS (COST $7,472,623)	7,472,623

		TOTAL INVESTMENTS — 100.6% (Cost $253,307,382)	263,510,596

		Other Assets and Liabilities (net) — (0.6)%	(1,553,718)

		NET ASSETS — 100.0%	$261,956,878

		Notes to Schedule of Investments:

		ADR — American Depository Receipt

		REIT — Real Estate Investment Trust

	*	Non-income producing security

40	See accompanying Notes to the Financial Statements.

Mercer US Small/Mid Cap Value Equity Fund

(formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

December 31, 2011 (Unaudited)

A summary of outstanding financial instruments at December 31, 2011 is as follows:

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
22	Russell 2000 Mini Index	March 2012	$1,625,360	$43,732

See accompanying Notes to the Financial Statements.	41

Mercer US Small/Mid Cap Value Equity Fund

(formerly known as MGI US Small/Mid Cap Value Equity Fund)

Schedule of Investments (Continued)

December 31, 2011 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.7
Short-Term Investments	2.9
Futures	0.0
Other Assets and Liabilities (net)	(0.6)

100.0%

42	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 94.5%

	Argentina — 0.1%

31,776	YPF SA, Sponsored ADR	1,101,992

	Australia — 4.4%

149,200	Acrux, Ltd.*	438,995
222,092	AGL Energy, Ltd.	3,262,781
28,440	Austria & New Zealand Banking Group, Ltd.	598,587
294,129	BGP Holdings Plc¤ ****	—
241,853	BHP Billiton, Ltd.	8,534,363
198,046	Brambles, Ltd.	1,453,744
389,264	Challenger, Ltd.	1,648,174
239,370	Coca-Cola Amatil, Ltd.	2,824,580
240,553	Computershare, Ltd.	1,975,387
664,079	DUET Group (NPV Shares)	1,194,829
1,003,582	Emeco Holdings, Ltd.	992,862
209,273	Energy Resources of Australia, Ltd.*	262,820
1,194,800	Fairfax Media, Ltd.	881,935
799,015	Goodman Fielder, Ltd. (NPV shares)	356,330
285,258	GrainCorp, Ltd.	2,295,706
159,818	iiNET, Ltd.	468,598
912	M2 Telecommunications Group, Ltd.	2,618
92,820	Macquarie Group, Ltd.	2,263,835
413,634	Metcash, Ltd.	1,713,193
159,161	National Australia Bank, Ltd.	3,811,696
634,500	OneSteel, Ltd.	455,343
604,193	Pacific Brands, Ltd.	340,680
419,051	Primary Health Care, Ltd.	1,323,203
568,367	Sigma Pharmaceuticals, Ltd.	320,480
1,381,294	Spark Infrastructure Group 144A	1,947,142
153,580	Suncorp-Metway, Ltd.	1,319,433
2,782,332	Telstra Corp., Ltd.	9,498,652
4,001	Telstra Corp., Ltd., ADR	68,217
207,158	TPG Telecom, Ltd.	282,463
307,353	Treasury Wine Estates, Ltd.	1,159,562
348,137	Wesfarmers, Ltd.	10,528,851
25,626	Wesfarmers, Ltd. - PPS	781,586
261,729	Westpac Banking Corp.	5,366,494
181,708	Woolworths, Ltd.	4,675,807

	Total Australia	73,048,946

	Austria — 0.3%

37,744	OMV AG	1,148,499
117,016	Vienna Insurance Group	4,651,310

	Total Austria	5,799,809

See accompanying Notes to the Financial Statements.	43

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Belgium — 0.9%

170,052	Anheuser-Busch InBev NV, ADR	10,442,721
2,596	Barco NV	130,621
31,764	Delhaize Group	1,789,781
13,532	Groupe Bruxelles Lambert SA	904,854
20,411	KBC Ancora*	128,243
109,799	KBC Groep NV	1,387,013

	Total Belgium	14,783,233

	Bermuda — 0.9%

194,998	Alliance Oil Co., Ltd., ADR*	2,439,146
578,843	BW Offshore, Ltd.	916,574
533,906	Catlin Group, Ltd.	3,308,188
43,000	Cheung Kong Infrastructure Holdings, Ltd.	250,528
3,259	Credicorp, Ltd.	356,763
1,103,433	Esprit Holdings, Ltd.	1,423,583
149,519	Frontline, Ltd.	638,367
418,677	Hiscox, Ltd.	2,430,238
1,330,000	Huabao International Holdings, Ltd.	681,559
17,000	Jardine Strategic Holdings, Ltd.	470,390
2,552	Lancashire Holdings, Ltd.	28,734
54,830	Seadrill, Ltd.	1,837,482

	Total Bermuda	14,781,552

	Brazil — 2.6%

284,403	Banco do Brasil SA	3,613,645
447,425	BR Malls Participacoes SA	4,346,517
171,040	CCR SA	1,120,551
50,825	Cia de Bebidas das Americas, ADR	1,834,274
112,300	Cia Siderurgica Nacional SA, Sponsored ADR	918,614
119,560	Cielo SA	3,089,555
64,640	Companhia Energetica de Minas Gerais, Sponsored ADR	1,149,946
17,200	CPFL Energia SA, ADR	485,212
638,404	Diagnosticos da America SA	5,305,059
16,140	Embraer SA, ADR	407,051
255,998	Itau Unibanco Holding SA, ADR	4,751,323
56,100	Natura Cosmeticos SA	1,090,570
251,349	Petroleo Brasileiro SA, Sponsored ADR	5,904,188
189,318	Redecard SA	2,962,709
87,380	Souza Cruz SA	1,073,248
37,600	Tractebel Energia SA	603,938
89,800	Vale SA, Sponsored ADR	1,926,210
83,280	Vale SA, ADR	1,715,568

	Total Brazil	42,298,178

	British Virgin Islands — 0.0%

13,628	Gem Diamonds, Ltd.*	41,130

44	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Canada — 1.1%

27,160	Agrium, Inc.	1,823,914
258,978	Cameco Corp.	4,682,332
10,100	Empire Co., Ltd.	586,311
60,700	First Quantum Minerals, Ltd.	1,195,222
172,628	Gildan Activewear, Inc.	3,248,272
6,629	Industrial Alliance Insurance and Financial Services, Inc.	171,153
46,540	Magna International, Inc. Class A	1,553,999
19,105	National Bank of Canada	1,353,533
111,200	New Gold, Inc.*	1,122,648
128,705	Nexen, Inc.	2,048,915

	Total Canada	17,786,299

	Cayman Islands — 0.5%

4,908	Baidu, Inc., Sponsored ADR*	571,635
499,000	Belle International Holdings, Ltd.	872,508
1,522,000	Evergrande Real Estate Group, Ltd.	631,015
670,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	257,938
11,500	Netease.com, Inc., ADR*	515,775
253,100	Tencent Holdings, Ltd.	5,083,769
483,000	Want Want China Holdings, Ltd.	482,589

	Total Cayman Islands	8,415,229

	Chile — 0.1%

10,556	Banco Santander Chile, ADR	799,089
70,745	SACI Falabella	550,216
7,877	Sociedad Quimica y Minera de Chile SA, Sponsored ADR	424,177

	Total Chile	1,773,482

	China — 0.2%

1,044,190	China Construction Bank Class H	728,698
912,000	China Petroleum & Chemical Corp. Class H	961,718
288,000	Dongfeng Motor Group Co., Ltd. Class H	496,897
63,000	Ping An Insurance Group Co. Class H	416,128
133,900	Weichai Power Co., Ltd.	658,587

	Total China	3,262,028

	Cyprus — 0.1%

152,912	Bank of Cyprus Public Co., Ltd.	121,086
41,438	ProSafe SE	284,611
170,881	Songa Offshore SE*	523,986

	Total Cyprus	929,683

	Denmark — 2.4%

384	AP Moeller — Maersk AS Class B	2,543,300
108,917	Carlsberg AS Class B	7,704,574

See accompanying Notes to the Financial Statements.	45

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Denmark — continued

69,341	D/S Norden	1,628,960
177,445	DSV AS	3,192,265
2,423	East Asiatic Co., Ltd. AS	50,150
1,513	IC Companys AS	27,087
15,186	Jyske Bank AS*	373,990
125,042	Novo Nordisk AS	14,414,441
16,432	Novo Nordisk AS, Sponsored ADR	1,893,952
139	Royal UNIBREW AS	7,805
27,727	Sydbank AS	436,341
390,739	TDC AS	3,143,465
23,120	Tryg AS	1,288,180
128,901	Vestas Wind Systems AS*	1,395,873
14,734	William Demant Holding AS*	1,229,088

	Total Denmark	39,329,471

	Egypt — 0.1%

199,933	Commercial International Bank	626,246
17,130	Eastern Tobacco	263,451
11,877	Egyptian Co. for Mobile Services	154,599
24,620	Orascom Construction Industries	836,894

	Total Egypt	1,881,190

	Finland — 1.0%

258,448	Fortum OYJ	5,532,466
740,483	Nokia OYJ	3,625,865
1,464,470	Nokia OYJ, Sponsored ADR	7,058,745
31,226	Tieto OYJ	445,896

	Total Finland	16,662,972

	France — 6.3%

4,634	Alten, Ltd.	109,424
3,170	April Group	48,353
422,985	AXA SA	5,515,689
154,163	BNP Paribas	6,073,845
108,810	Bouygues SA	3,438,773
14,509	CFAO SA	493,002
244,303	Cie Generale de Geophysique-Veritas*	5,749,783
51,935	CNP Assurances	645,743
319,286	Credit Agricole SA	1,807,138
81,123	Dassault Systemes SA	6,521,837
15,764	Euler Hermes SA	936,230
12,112	Eurazeo	432,309
326,985	Faurecia	6,218,567
18,437	GameLoft SA*	115,841
129,207	Groupe Danone SA	8,146,649
13,531	Imerys SA	625,148

46	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	France — continued

34,314	Ipsen SA	1,080,209
111,273	Legrand SA	3,589,559
33,068	LVMH Moet Hennessy Louis Vuitton SA	4,696,238
709,248	Natixis	1,789,861
53,409	Neopost SA	3,609,471
68,309	PagesJaunes Groupe	248,734
3,087	Parrot SA*	69,488
33,560	Peugeot SA	527,583
8,084	Plastic Omnium SA	161,192
111,821	Renault SA	3,890,300
146,431	Sanofi-Aventis	10,787,574
297,702	SCOR SE	6,979,501
20,884	Sequana	116,304
272,219	Societe Generale	6,079,922
1,329	Societe Internationale de Plantations d’Heveas SA	102,635
185,743	Theolia SA*	207,365
95,606	Total SA	4,902,382
132,463	UBISOFT Entertainment*	889,189
37,716	Valeo SA	1,503,593
250,426	Vivendi SA	5,500,532

	Total France	103,609,963

	Germany — 5.1%

21,502	ADVA AG Optical Networking*	101,184
35,982	Allianz AG	3,452,339
201,373	Bayer AG	12,913,771
25,990	Bayerische Motoren Werke AG	1,746,326
18,098	Brenntag AG	1,690,387
66,230	Deutsche Bank AG	2,530,718
137,220	Deutsche Lufthansa	1,636,144
426,238	Deutsche Post AG	6,573,452
228,158	Deutsche Wohnen AG	3,040,322
96,340	Deutz AG*	514,012
468,276	E.ON AG	10,133,568
118,597	Fresenius SE	11,004,825
237,338	GEA Group AG	6,731,992
79,958	GSW Immobilien AG*	2,325,063
5,666	Hannover Rueckversicherung AG	281,893
146,320	Infineon Technologies AG	1,104,722
41,901	Linde AG	6,252,565
60,332	Muenchener Rueckver AG	7,423,168
65,784	Rhoen Klinikum AG	1,257,051
84,505	Symrise AG	2,262,017
84,400	Thyssenkrupp AG	1,942,019

	Total Germany	84,917,538

See accompanying Notes to the Financial Statements.	47

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Greece — 0.4%

290,158	Coca Cola Hellenic Bottling Co. SA*	4,915,525
6,420	Folli Follie Group*	64,340
68,004	Hellenic Telecommunications Organization SA	246,300
68,651	Intralot SA-Integrated Lottery Systems & Services	61,225
25,805	JUMBO SA*	127,295
72,007	OPAP SA	638,440
32,197	Public Power Corp. SA	157,573

	Total Greece	6,210,698

	Hong Kong — 0.8%

442,000	Cathay Pacific Airways, Ltd.	758,046
3,057,800	China Resources Power Holdings Co., Ltd.	5,866,302
911,830	China Unicom Hong Kong, Ltd.	1,920,730
148,000	CLP Holdings, Ltd.	1,259,599
916,000	CNOOC, Ltd.	1,606,355
39,717	HKT Trust / HKT, Ltd.*	23,319
650,000	Lenovo Group, Ltd.	433,523
892,354	New World Development, Ltd.	719,251
1,827,000	PCCW, Ltd.	628,086
535,500	Sun Art Retail Group, Ltd.*	671,564

	Total Hong Kong	13,886,775

	Hungary — 0.1%

64,513	OTP Bank Nyrt	856,193

	India — 0.6%

10,022	Bajaj Auto, Ltd.	300,066
94,140	Bank of India	467,997
190,195	Bharat Heavy Electricals, Ltd.	854,543
69,499	HDFC Bank, Ltd.	557,772
44,030	Housing Development Finance Corp.	537,928
9,200	Infosys, Ltd., Sponsored ADR	472,696
15,628	Infosys, Ltd.	811,417
208,547	ITC, Ltd.	787,966
85,516	Jindal Steel & Power, Ltd.	729,233
11,868	Larsen & Toubro, Ltd.	222,387
3,568	Nestle India, Ltd.	275,395
78,624	Punjab National Bank	1,157,041
65,687	Sun Pharmaceutical Industries, Ltd.	613,763
39,724	Tata Consultancy Services, Ltd.	865,430
172,504	Tata Motors, Ltd.	579,345

	Total India	9,232,979

	Indonesia — 0.5%

153,500	Astra International Tbk PT	1,252,716
755,211	Bank Mandiri	562,192
1,309,500	Bank Rakyat Indonesia Persero Tbk PT	974,814

48	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Indonesia — continued

1,472,500	Perusahaan Gas Negara PT	515,598
53,810	PT Telekomunikasi Indonesia, Sponsored ADR	1,654,119
771,600	Semen Gresik Persero Tbk PT	974,339
296,500	Tambang Batubara Bukit Asam Tbk PT	567,331
238,000	Unilever Indonesia Tbk PT	493,455
252,914	United Tractors Tbk PT	734,964

	Total Indonesia	7,729,528

	Ireland — 0.4%

311,303	CRH Plc	6,192,591

	Israel — 0.6%

228,006	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	9,202,322

	Italy — 2.3%

187,801	Assicurazioni Generali Spa	2,835,323
11,982	Autostrada Torino-Milano Spa	116,425
96,369	Azimut Holding Spa	775,003
1,507,967	Banca Monte dei Paschi di Siena Spa	493,111
127,545	Banca Piccolo Credito Valtellinese Scarl	289,752
90,693	Banca Popolare dell’Emilia Romagna Scrl	651,064
1,828,738	Banca Popolare di Milano Scarl	727,861
675,596	Beni Stabili Spa REIT	303,275
3,218	Digital Multimedia Technologies Spa*	78,536
396,117	ENI Spa	8,232,651
668	ENI Spa, Sponsored ADR	27,568
32,677	Exor Spa	659,626
110,872	Fiat Spa (MIL Exchange)	510,946
3,369,225	Intesa Sanpaolo Spa	5,659,645
383,751	Intesa Sanpaolo Spa-RSP	479,983
118,107	Mediobanca Spa	681,663
85,785	Mediolanum Spa	334,976
654,526	Milano Assicurazioni Spa*	190,922
18,648	Societa Iniziative Autostradali e Servizi Spa	140,890
4,906,307	Telecom Italia Spa	5,292,741
33,191	Telecom Italia Spa, Sponsored ADR	353,484
2,624,193	Telecom Italia Spa-RNC	2,357,365
408,555	UniCredit Spa	3,404,948
760,243	Unione di Banche Italiane SCPA	3,124,555

	Total Italy	37,722,313

	Japan — 21.7%

115,000	Aeon Co., Ltd.	1,579,867
10,700	Ain Pharmaciez, Inc.	514,557
49,000	Air Water, Inc.	624,123
126,700	Aisin Seiki Co., Ltd.	3,612,943
98,000	Ajinomoto Co., Inc.	1,176,917

See accompanying Notes to the Financial Statements.	49

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

92,300	Alpine Electronics, Inc.	994,498
33,800	Alps Electric Co., Ltd.	232,391
75,400	AOC Holdings, Inc.	456,673
75,400	Asahi Breweries, Ltd.	1,656,174
77,400	Asahi Diamond Industrial Co., Ltd.	935,560
646,000	Asahi Glass Co., Ltd.	5,423,915
114,000	Asahi Kasei Corp.	687,497
30,500	Astellas Pharma, Inc.	1,240,772
60,500	Best Denki Co., Ltd.*	147,043
274,600	Bridgestone Corp.	6,227,931
45,600	Brother Industries, Ltd.	560,073
305,000	Calsonic Kansei Corp.	1,740,252
2,400	Cawachi, Ltd.	48,537
174,000	Central Glass Co., Ltd.	841,279
182,294	Chiba Bank, Ltd. (The)	1,175,173
11,200	Circle K Sunkus Co., Ltd.	185,599
53,700	Coca-Cola Central Japan Co., Ltd.	685,383
6,400	Cocokara fine, Inc.	165,698
6,600	Cosmos Pharmaceutical Corp.	340,980
175,632	Daiei, Inc.*	634,594
170,000	Daihatsu Motor Co., Ltd.	3,035,872
53,500	Daiichi Sanyko Co., Ltd.	1,061,100
320,000	Dainippon Screen Manufacturing Co., Ltd.	2,699,246
29,500	Dainippon Sumitomo Pharma Co., Ltd.	336,255
548,000	Daiwa House Industry Co., Ltd.	6,538,394
941,246	Daiwa Securities Group, Inc.	2,936,042
154,900	Dena Co., Ltd.	4,648,611
102,600	Denso Corp.	2,835,035
246,000	DIC Corp.	447,621
75,000	Dowa Holdings Co., Ltd.	474,721
9	Dr Ci:Labo Co., Ltd.	47,901
44,000	Eagle Industry Co., Ltd.	347,699
8,822	East Japan Railway Co.	561,838
110,600	EDION Corp.	902,740
23,800	Elpida Memory, Inc.*	110,741
27,200	Exedy Corp.	785,173
157,000	Fuji Heavy Industries, Ltd.	948,856
13,100	Fuji Machine Manufacturing Co., Ltd.	233,941
2,113	Fuji Media Holdings, Inc.	3,204,927
182,200	FUJIFILM Holdings Corp.	4,317,008
91,000	Fujitsu General, Ltd.	520,405
485,000	Fujitsu, Ltd.	2,521,445
216,000	Furukawa Electric Co., Ltd.	496,907
9,400	Fuyo General Lease Co., Ltd.	323,270
80,997	Glory, Ltd.	1,744,373
189,294	Hachijuni Bank, Ltd. (The)	1,080,063
12,000	Heiwa Corp.	207,278
6,900	Heiwado Co., Ltd.	88,604

50	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

212,000	Hino Motors, Ltd.	1,286,769
30,959	Hisamitsu Pharmaceutical Co., Inc.	1,311,754
78,400	Hitachi High-Technologies Corp.	1,701,690
44,000	Hitachi Kokusai Electric, Inc.	357,421
14,000	House Foods Corp.	263,478
2,007	Inpex Holdings, Inc.	12,651,352
459,000	Isuzu Motors, Ltd.	2,123,785
32,000	Japan Aviation Electronics Industry, Ltd.	221,263
23,000	Japan Petroleum Exploration Co.	899,792
3,495	Japan Tobacco, Inc.	16,443,852
82,300	JFE Holdings, Inc.	1,491,113
22,000	JGC Corp.	528,412
278,714	Joyo Bank, Ltd. (The)	1,231,645
8,300	JSP Corp.	131,285
5,200	JTEKT Corp.	51,162
575,300	JX Holdings, Inc.	3,476,924
50,000	Kaken Pharmaceutical Co., Ltd.	664,804
51,000	Kanto Auto Works, Ltd.****	425,055
429,808	Kao Corp.	11,747,936
3,992	Kao Corp., Sponsored ADR	108,582
1,889	KDDI Corp.	12,153,041
34,000	Kikkoman Corp.	390,642
306,000	Kirin Holdings Co., Ltd.	3,722,589
60,000	Kobayashi Pharmaceutical Co., Ltd.	3,158,305
19,100	Kohnan Shoji Co., Ltd.	314,030
44,000	Kojima Co., Ltd.	288,225
199,400	Komatsu, Ltd.	4,662,342
755,264	Konica Minolta Holdings, Inc.	5,634,540
76,486	Kose Corp.	1,917,618
159,000	KYB Co., Ltd.	752,222
79,773	Lawson, Inc.	4,981,924
38,700	Lintec Corp.	701,167
16,000	Marudai Food Co., Ltd.	58,643
866,000	Mazda Motor Corp.*	1,530,751
5,300	Megmilk Snow Brand Co., Ltd.	101,743
32,700	MEIJI Holdings Co., Ltd.	1,357,896
11,000	Ministop Co., Ltd.	205,732
60,700	Miraca Holdings, Inc.	2,418,060
64,000	Mitsubishi Chemical Holdings Corp.	352,690
83,100	Mitsubishi Co.	1,679,497
129,000	Mitsubishi Gas Chemical Co., Inc.	715,921
186,000	Mitsubishi Steel Manufacturing Co., Ltd.	468,989
107,600	Mitsubishi Tanabe Pharma Corp.	1,703,364
676,000	Mitsubishi UFJ Financial Group, Inc.	2,873,044
11,290	Mitsubishi UFJ Lease & Finance Co., Ltd.	447,550
132,800	Mitsui & Co., Ltd.	2,066,046
417,000	Mitsui OSK Lines, Ltd.	1,615,103
90,000	Mitsui Sugar Co., Ltd.	307,642

See accompanying Notes to the Financial Statements.	51

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

221,000	Morinaga Milk Industry Co., Ltd.	855,966
23,300	Musashi Seimitsu Industry Co., Ltd.	503,915
239,000	Nachi-Fujikoshi Corp.	1,059,254
52,307	Namco Bandai Holdings, Inc.	745,106
551,000	NEC Corp.*	1,117,182
46,000	NGK Spark Plug Co., Ltd.	570,964
4,900	NHK Spring Co., Ltd.	43,434
61,300	Nidec Corp.	5,330,088
74,900	Nihon Kohden Corp.	1,848,650
18,100	Nintendo Co., Ltd.	2,493,631
280,000	Nippon Express Co., Ltd.	1,091,760
81,000	Nippon Flour Mills Co., Ltd.	357,941
52,000	Nippon Meat Packers, Inc.	646,114
83,000	Nippon Sharyo, Ltd.	318,235
40,000	Nippon Synthetic Chemical Industry Co., Ltd. (The)	230,309
248,865	Nippon Telegraph & Telephone Corp.	12,727,889
40,900	Nippon Telegraph & Telephone Corp., ADR	1,035,997
21,470	Nippon Television Network Corp.	3,287,193
331,000	Nippon Yusen KK	847,505
328,461	Nissan Motor Company, Ltd.	2,954,185
114,000	Nissin Electric Co., Ltd.	637,120
14,400	Nissin Kogyo Co., Ltd.	206,998
65,250	Nitori Co., Ltd.	6,123,018
178,141	Nomura Research Institute, Ltd.	4,028,663
6,381	NTT DoCoMo, Inc.	11,735,268
14,850	Obic Co., Ltd.	2,843,001
176,000	OKUMA Corp.	1,125,448
26,100	Ono Pharmaceutical Co., Ltd.	1,465,454
55,351	Orix Corp.	4,575,414
138,100	Otsuka Holdings Co., Ltd.	3,884,175
458,400	Pioneer Corp.*	2,061,430
30,100	Pola Orbis Holdings, Inc.	813,725
119,000	Press Kogyo Co., Ltd.	573,811
6,035	Rakuten, Inc.*	6,494,645
47,000	Riken Corp.	176,540
1,800	Rohm Co., Ltd.	83,987
21,000	Sanken Electric Co., Ltd.	66,051
26,634	Sankyo Co., Ltd.	1,348,316
11,000	Sanoh Industrial Co., Ltd.	77,489
80,733	Santen Pharmaceutical Co., Ltd.	3,326,275
220,941	Sapporo Hokuyo Holdings, Inc.	792,562
108,000	Sapporo Holdings, Ltd.	408,474
99,700	Seiko Epson Corp.	1,325,619
124,000	Sekisui Chemical Co., Ltd.	1,023,395
148,400	Seven & I Holdings Co., Ltd.	4,137,224
2,759	Seven & I Holdings Co., Ltd., ADR	152,435
727,588	Sharp Corp.	6,364,267
224,340	Shin-Etsu Chemical Co., Ltd.	11,050,801

52	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Japan — continued

100,900	Shionogi & Co., Ltd.	1,296,986
41,900	Ship Healthcare Holdings, Inc.	915,984
48,600	Showa Corp.*	280,457
108,800	Sodick Co., Ltd.	533,111
146,500	Softbank Corp.	4,316,552
91,424	Sony Corp.	1,642,162
1,340	Sony Corp., Sponsored ADR	24,174
22,600	Sugi Holdings Co., Ltd.	659,142
18,500	Sumco Corp.*	136,814
409,600	Sumitomo Electric Industries, Ltd.	4,461,201
207,466	Sumitomo Mitsui Financial Group	5,781,220
62,900	Sumitomo Rubber Industries, Ltd.	755,389
78,000	T.RAD Co., Ltd.	258,513
54,500	Tachi-S Co., Ltd.	954,848
34,000	Taihei Dengyo Kaisha, Ltd.	262,490
299,000	Taiheiyo Cement Corp.	571,263
17,100	Taisho Pharmaceutical Holdings Co., Ltd.*	1,320,172
118,000	Takara Holdings, Inc.	759,163
9,100	Tocalo Co., Ltd.	193,260
26,700	Tokai Rika Co., Ltd.	409,141
5,200	Tokai Rubber Industries, Ltd.	57,650
9,800	Tokyo Electron, Ltd.	498,661
57,600	TOMONY Holdings, Inc.	253,039
16,300	Topre Corp.	160,373
156,000	Toshiba Machine Co., Ltd.	786,691
777,000	TOTO, Ltd.	5,998,674
12,000	Toyo Kohan Co., Ltd.	41,487
9,000	Toyo Suisan Kaisha, Ltd.	218,157
34,500	Toyota Industries Corp.	939,401
134,000	Tsubakimoto Chain Co.	691,422
13,600	Tsuruha Holdings, Inc.	760,957
196,000	Ube Industries Ltd	537,510
46,000	Uniden Corp.	154,250
39,300	Unipres Corp.	1,129,862
155,100	UNY Co., Ltd.	1,396,989
30,137	USS Co., Ltd.	2,726,196
30	V Technology Co., Ltd.	136,665
145,800	Yamaha Motor Co., Ltd.	1,845,714
312,462	Yamato Holdings Co., Ltd.	5,267,263
555,000	Yokogawa Electric Corp.*	5,013,322
13,500	Yorozu Corp.	308,461

	Total Japan	358,463,594

	Luxembourg — 1.0%

89,950	ArcelorMittal	1,649,940
74,177	Millicom International Cellular SA, ADR	7,460,657
14,860	Oriflame Cosmetics SA, SDR	471,251
339,024	Tenaris SA	6,284,685

	Total Luxembourg	15,866,533

See accompanying Notes to the Financial Statements.	53

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Malaysia — 0.1%

34,800	British American Tobacco Malaysia Berhad	548,018
341,600	CIMB Group Holdings Bhd	801,736

	Total Malaysia	1,349,754

	Mexico — 0.7%

301,509	America Movil SA de CV Series L, ADR	6,814,103
16,180	Desarrolladora Homex SA de CV, ADR*	272,956
135,900	Grupo Financiero Banorte SAB de CV	411,439
496,442	Grupo Mexico SAB de CV	1,305,195
38,480	Grupo Televisa SAB, Sponsored ADR	810,389
100,060	Kimberly-Clark de Mexico SAB de CV	544,204
371,300	Wal-Mart de Mexico SAB de CV	1,019,021

	Total Mexico	11,177,307

	Netherlands — 2.3%

131,984	Aegon NV, ADR*	530,576
898,137	Aegon NV*	3,615,507
93,842	ASM International NV	2,772,646
63,231	ASML Holding NV, ADR	2,642,423
18,075	ASML Holding NV	761,995
202,392	Heineken NV	9,398,037
853,549	ING Groep NV*	6,160,673
193,290	Koninklijke Ahold NV	2,610,817
75,077	Koninklijke DSM NV	3,493,984
43,270	Randstad Holding NV	1,284,068
300,874	Royal KPN NV	3,610,908
172,693	SNS REAAL NV*	378,867
246,636	STMicroelectronics NV	1,469,903

	Total Netherlands	38,730,404

	New Zealand — 0.3%

239,820	AMP NZ Office, Ltd.	153,409
14,953	Chorus, Ltd.*	36,394
153,294	Goodman Property Trust REIT	118,987
57,928	Mainfreight, Ltd.	447,377
143,839	Ryman Healthcare, Ltd.	304,086
324,465	Sky City Entertainment Group, Ltd.	870,716
205,870	Sky Network Television, Ltd.	851,176
26,824	Telecom Corp. of New Zealand, Ltd., Sponsored ADR	214,324
1,031,832	Telecom Corp. of New Zealand, Ltd.	1,666,209

	Total New Zealand	4,662,678

	Norway — 2.2%

126,888	Aker Solutions ASA	1,338,416
46,954	Austevoll Seafood ASA	165,222

54	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Norway — continued

26,075	Cermaq ASA*	306,716
78,660	Det Norske Oljeselskap ASA*	1,159,876
231,509	DnB NOR ASA	2,271,274
50,466	Fred Olsen Energy ASA	1,699,690
42,765	Kvaerner ASA*	69,866
4,055	Leroy Seafood Group ASA	57,075
1,184,910	Marine Harvest ASA	513,439
868,952	Norsk Hydro ASA	4,039,030
298,323	Petroleum Geo-Services ASA*	3,271,683
1,349,671	Renewable Energy Corp. ASA*	750,829
111,485	Statoil ASA, Sponsored ADR	2,855,131
384,859	Statoil ASA	9,898,852
312,332	Telenor ASA	5,134,053
99,008	TGS Nopec Geophysical Co. ASA	2,198,168

	Total Norway	35,729,320

	Pakistan — 0.1%

284,200	Oil & Gas Development Co., Ltd.	475,753
290,444	Pakistan Petroleum	542,705

	Total Pakistan	1,018,458

	Philippines — 0.1%

31,470	Philippine Long Distance Telephone Co., Sponsored ADR	1,813,301

	Poland — 0.0%

19,310	KGHM Polska Miedz SA	621,933

	Portugal — 0.1%

1,915,466	Banco Comercial Portugues SA Class R*	338,172
72,744	Banco Espirito Santo SA	127,484
550,100	EDP — Energias de Portugal SA	1,707,443
7,876	Jeronimo Martins SGPS SA*	130,768
26,692	Portugal Telecom SGPS SA	154,194
43,096	Sonaecom SGPS SA	67,973

	Total Portugal	2,526,034

	Qatar — 0.1%

25,268	Industries Qatar QSC	922,899

	Russia — 0.6%

213,578	Gazprom OAO-SA, Sponsored ADR	2,281,226
33,729	LUKOIL OAO, Sponsored ADR	1,794,383
496	Magnit OJSC****	42,568
46,705	Magnit OJSC, GDR 144A	809,206
88,625	Mobile Telesystems, Sponsored ADR	1,301,015
819,115	Sberbank of Russia	1,843,009

See accompanying Notes to the Financial Statements.	55

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Russia — continued

222,932	TNK-BP Holding	668,796
19,812	Uralkali (Ordinary Shares), GDR	713,232

	Total Russia	9,453,435

	Singapore — 1.7%

871,946	DBS Group Holdings, Ltd.	7,746,746
344,000	Frasers Commercial Trust REIT	196,321
762,000	Keppel Corp., Ltd.	5,465,314
307,000	Lippo Malls Indonesia Retail Trust REIT	82,867
342,000	M1, Ltd.	659,392
2,797,000	Olam International, Ltd.	4,594,617
174,000	Parkway Life Real Estate Investment Trust REIT	240,204
3,176,000	Singapore Telecommunications, Ltd.	7,568,611
154,000	StarHub, Ltd.	345,614
63,000	UOL Group, Ltd.	194,347
275,230	Venture Corp., Ltd.	1,316,027

	Total Singapore	28,410,060

	South Africa — 1.1%

56,026	Bidvest Group, Ltd.	1,074,247
24,540	Exxaro Resources, Ltd.	510,655
8,971	Imperial Holdings, Ltd.	137,231
10,206	Kumba Iron Ore, Ltd.	632,076
17,489	Massmart Holdings, Ltd.	366,118
89,763	MTN Group, Ltd.	1,598,042
145,745	Murray & Roberts Holdings*	463,046
23,093	Naspers, Ltd.	1,010,258
41,606	Nedbank Group, Ltd.	747,253
181,589	Pretoria Portland Cement Co., Ltd.	616,063
174,570	Salam, Ltd.	623,820
111,265	Sasol, Ltd.	5,312,837
141,255	Shoprite Holdings, Ltd.	2,383,002
52,742	Standard Bank Group, Ltd.	645,115
31,604	Tiger Brands, Ltd.	982,091
148,887	Truworths International, Ltd.	1,361,917

	Total South Africa	18,463,771

	South Korea — 2.1%

172,360	Celltrion, Inc.*	5,431,135
18,870	DGB Financial Group, Inc.*	211,305
10,274	Hana Financial Group, Inc.	317,049
12,699	Hite Jinro Co., Ltd.*	277,239
6,187	Hyundai Mobis*	1,568,233
34,761	Hyundai Motor Co.*	6,427,164
52,107	KB Financial Group, Inc.*	1,641,913
7,258	KB Financial Group, Inc., ADR*	227,466
5,970	Kia Motors Corp.*	345,659

56	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	South Korea — continued

177,392	Korea Life Insurance Co., Ltd.	1,139,497
25,720	KT&G Corp.*	1,817,368
50,400	LG Display Co., Ltd.*	1,071,875
1,709	LG Household & Health Care, Ltd.*	723,210
5,580	NHN Corp.*	1,022,031
10,630	Samsung Electronics Co., Ltd.	9,762,622
4,227	Samsung Engineering Co., Ltd.*	739,358
54,567	Shinhan Financial Group Co., Ltd.*	1,882,846
28,005	Woongjin Coway Co., Ltd.*	889,742

	Total South Korea	35,495,712

	Spain — 1.7%

16,371	Acciona SA	1,418,147
239,891	Amadeus IT Holding SA	3,903,581
165,342	Banco de Valencia SA*	132,003
8,965	Corp. Financiera Alba SA	351,814
53,666	Criteria Caixacorp SA	264,384
80,254	Distribuidora Internacional de Alimentacion SA*	364,115
34,231	Duro Felguera SA	224,851
17,548	Ebro Foods SA	326,892
140,000	Gas Natural SDG SA	2,410,794
9,669	Grupo Catalana Occidente SA	154,011
63,057	Inditex SA	5,179,939
3,545	Pescanova SA	118,638
127,487	Red Electrica Corp. SA	5,472,167
246,930	Repsol VPF SA	7,608,306
29,244	Repsol YPF, SA, Sponsored ADR	892,235

	Total Spain	28,821,877

	Sweden — 1.9%

48,336	Axis Communications AB	976,549
43,727	Billerud AB	373,146
140,329	Boliden AB	2,057,250
197,331	Investor AB Class B	3,696,016
107,396	Kinnevik Investment AB Class B	2,100,828
83,044	Lundin Petroleum AB*	2,049,662
622,375	Nordea Bank AB	4,834,430
26,636	Oresund Investment AB	364,262
816,150	PA Resources AB*	252,394
48,600	Saab AB	1,009,531
88,499	Swedish Match AB	3,153,809
341,017	Tele2 AB	6,660,857
367,308	Telefonaktiebolaget LM Ericsson	3,772,043

	Total Sweden	31,300,777

See accompanying Notes to the Financial Statements.	57

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Switzerland — 6.2%

328,343	ABB, Ltd.*	6,208,004
106,361	Adecco SA*	4,475,784
25,935	Baloise-Holding AG	1,786,134
1,042	Barry Callebaut AG-REG*	1,031,303
4,506	Basilea Pharmaceutica*	172,029
1,553	Flughafen Zuerich AG	541,416
14,764	Geberit AG*	2,857,752
2,530	Georg Fischer AG*	868,495
11,652	Givaudan SA*	11,152,326
41,510	Julius Baer Group, Ltd.*	1,630,924
322,057	Nestle SA	18,598,094
77,024	Novartis AG	4,423,258
90,055	Petroplus Holdings AG*	167,571
123,149	Roche Holding AG	20,966,015
18,985	Schindler Holding AG	2,221,109
4,189	SGS SA	6,965,988
77,343	Swiss Re, Ltd.*	3,959,373
22,630	Syngenta AG*	6,655,171
347,122	UBS AG*	4,150,170
16,353	Zurich Financial Services*	3,716,193

	Total Switzerland	102,547,109

	Taiwan — 0.8%

936,703	Advanced Semiconductor Engineering, Inc.	801,235
167,280	Asustek Computer, Inc.	1,190,556
754,369	AU Optronics Corp.	323,881
126,797	Hon Hai Precision Industry Co., Ltd., GDR	697,384
310,800	Hon Hai Precision Industry Co., Ltd.	850,930
80,195	HTC Corp.	1,316,322
64,053	MediaTek, Inc.	587,031
457,000	Pegatron Corp.	497,313
254,000	Powertech Technology, Inc.	537,713
467,682	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	6,037,775

	Total Taiwan	12,840,140

	Thailand — 0.5%

92,000	Advanced Info Service PCL	409,699
880,900	Advanced Info Service PCL (Registered Shares)	3,922,867
48,100	Banpu PCL	832,412
878,900	CP All PCL Class F	1,441,619
225,800	Kasikornbank PCL	891,033
20,700	PTT Exploration & Production PCL	110,553
93,700	PTT Plc	944,425
53,600	Siam Cement PCL	621,794

	Total Thailand	9,174,402

58	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	Turkey — 0.3%

203,447	Akbank TAS	648,497
217,910	KOC Holding AS	655,368
117,360	Turkcell Iletisim Hizmetleri AS, ADR*	1,380,154
261,627	Turkiye Garanti Bankasi AS	817,325
851,101	Turkiye Is Bankasi	1,491,657
537,424	Turkiye Vakiflar Bankasi Tao	697,177

	Total Turkey	5,690,178

	United Kingdom — 17.0%

228,583	Amlin Plc	1,115,101
51,010	Anglo American Plc	1,885,944
47,767	Antofagasta Plc	901,952
236,980	ARM Holdings Plc	2,180,281
72,100	ARM Holdings Plc, Sponsored ADR	1,995,007
371,335	Ashtead Group Plc	1,304,228
76,744	AstraZeneca Plc, Sponsored ADR	3,552,480
214,772	AstraZeneca Plc	9,929,874
650,300	Aviva Plc	3,039,980
71,433	Avocet Mining Plc	204,821
888,017	Barclays Plc	2,429,609
1,131,413	Barratt Developments Plc*	1,633,488
188,967	Beazley Plc	394,404
27,248	Berendsen Plc	184,290
1,178	BG Group Plc, Sponsored ADR	126,046
80,668	Bodycote Plc	329,462
2,622,304	BP Plc	18,766,868
24,937	British American Tobacco Plc, Sponsored ADR	2,366,023
336,027	British American Tobacco Plc	15,956,425
180,060	British Land Co. Plc REIT	1,294,220
876	BT Group Plc, Sponsored ADR	25,965
1,374,650	BT Group Plc	4,078,281
316,531	Bunzl Plc	4,348,582
119,405	Burberry Group Plc	2,198,973
632,137	Cable & Wireless Worldwide Plc	159,641
761,443	Cairn Energy Plc*	3,139,451
1,212,912	Cobham Plc	3,457,067
584,950	Compass Group Plc	5,554,425
119,300	Cookson Group Plc	943,707
21,696	Domino’s Pizza UK & IRL Plc	135,714
1,284,320	DSG International Plc*	196,004
208,431	Eurasian Natural Resources Corp. Plc	2,058,529
384,625	Ferrexpo Plc	1,606,741
143,883	Firstgroup Plc	755,797
786,950	GKN Plc	2,238,089
195,896	GlaxoSmithKline Plc, Sponsored ADR	8,938,735
687,341	Glaxosmithkline Plc	15,718,519
12,858	Go-Ahead Group Plc	275,960
400,706	Halma Plc	2,057,524

See accompanying Notes to the Financial Statements.	59

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

84,362	Heritage Oil Plc*	252,381
74,107	Highland Gold Mining, Ltd.	216,519
52,694	Home Retail Group	68,298
1,719,315	HSBC Holdings Plc	13,120,799
15,904	Hunting Plc	185,373
68,670	Imperial Tobacco Group Plc	2,598,634
1,155,630	Inchcape Plc	5,269,362
195,900	Informa Plc	1,099,972
203,527	Inmarsat Plc	1,280,072
179,986	Jardine Lloyd Thompson Group Plc	1,928,644
124,313	John Wood Group Plc	1,238,379
125,756	Kesa Electricals Plc	131,529
4,494	Kier Group Plc	94,984
693,049	Kingfisher Plc	2,700,209
1,467,931	Legal & General Group Plc	2,345,189
6,273,008	Lloyds TSB Group Plc*	2,525,449
440,068	Logica Plc	421,972
15,707	Millennium & Copthorne Hotels Plc	99,228
106,747	Mitchells & Butlers Plc*	387,864
119,325	Mondi Plc	843,766
233,917	Morgan Crucible Co. Plc	956,085
27,714	New World Resources Plc	190,759
25,922	Northgate Plc*	77,469
1,190,173	Old Mutual Plc	2,506,274
196,817	Persimmon Plc	1,437,605
816,880	Prudential Plc	8,105,845
245,977	QinetiQ Group Plc	506,894
87,835	Reckitt Benckiser Group Plc	4,340,841
5,389	Renishaw Plc	84,169
833,561	Rentokil Initial Plc*	811,592
172,956	Resolution, Ltd.	675,741
42,684	Restaurant Group Plc	197,613
73,630	Rio Tinto Plc	3,575,888
201,696	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	7,370,561
293,138	Royal Dutch Shell Plc Class A (London Exchange)	10,801,468
1,166,930	RSA Insurance Group Plc	1,907,830
215,453	SABMiller Plc	7,589,050
237,279	Sage Group Plc (The)	1,084,879
180,606	Shire Plc	6,295,650
20,599	Shire Plc, ADR	2,140,236
396,105	Smith & Nephew Plc	3,850,497
132,118	Spectris Plc	2,646,635
464,983	Standard Chartered Plc	10,181,862
563,154	Standard Life Plc	1,805,533
1,439,227	Tesco Plc	9,023,980
392,318	Thomas Cook Group Plc	89,931
14,457	TT electronics Plc	30,219
17,202	Ultra Electronics Holdings Plc	395,123

60	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	United Kingdom — continued

122,997	United Business Media, Ltd.	912,549
132,865	Vectura Group Plc*	116,148
7,695,190	Vodafone Group Plc	21,394,828
154,056	WH Smith Plc	1,272,509
143,860	William Hill Plc	453,406
171,799	Xstrata Plc	2,611,191

	Total United Kingdom	279,727,690

	United States — 0.1%

14,337	Synthes, Inc. 144A	2,414,798

	TOTAL COMMON STOCKS (COST $1,620,668,828)	1,558,678,258

	INVESTMENT COMPANY — 1.1%

	United States — 1.1%

377,307	iShares MSCI EAFE Index Fund	18,688,016

	TOTAL INVESTMENT COMPANY (COST $19,477,207)	18,688,016

	PREFERRED STOCKS — 0.7%

	Brazil — 0.2%

44,700	Itau Unibanco Holding SA, 0.49%	814,557
145,600	Petroleo Brasileiro SA, 0.67%	1,677,493

	Total Brazil	2,492,050

	Germany — 0.5%

89,793	Henkel AG & Co. KGaA, 1.51%	5,197,624
22,890	Volkswagen AG, 2.27%	3,439,471

	Total Germany	8,637,095

	TOTAL PREFERRED STOCKS (COST $11,294,751)	11,129,145

	RIGHTS — 0.0%

	Sweden — 0.0%

5,317	Oresund Investment AB, Strike Price $0.00, Expires 01/24/12*	5,196

	TOTAL RIGHTS (COST $5,592)	5,196

	WARRANTS — 0.4%

	Bermuda — 0.4%

224,424	CLSA Financial Products, Strike Price $0.00, Expires 05/10/15* ¤ **** 144A	3,303,521
201,289	CLSA Financial Products, Strike Price $0.00, Expires 05/26/16* ¤ ****	2,622,561

	Total Bermuda	5,926,082

	TOTAL WARRANTS (COST $12,054,317)	5,926,082

See accompanying Notes to the Financial Statements.	61

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%

2,470,136	OTC Euro versus Japanese Yen with JP Morgan Securities, Inc., Strike Price $126.50, Expires 03/08/12	—

4,210,342	OTC Euro versus Japanese Yen with JP Morgan Securities, Inc., Strike Price $120.90, Expires 01/18/12	—

507,764,368	OTC USD versus Japanese Yen with Deutsche Bank AG, Strike Price $90.50, Expires 01/18/12	—

	TOTAL CALL OPTIONS PURCHASED (COST $276,395)	—

	Put Options — 0.0%

304,255,244	OTC Japanese Yen versus U.S. Dollar with Deutsche Bank AG, Strike Price $90.55, Expires 03/08/12	8

478,588,000	OTC Japanese Yen versus U.S. Dollar with UBS Securites LLC, Strike Price $84.80, Expires 08/09/12	37,421

	TOTAL PUT OPTIONS PURCHASED (COST $151,793)	37,429

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.2%

	Bank Deposit — 3.2%

52,950,947	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/12	52,950,947

	TOTAL SHORT-TERM INVESTMENTS (COST $52,950,947)	52,950,947

	TOTAL INVESTMENTS — 99.9% (Cost $1,716,879,830)	1,647,415,073

	Other Assets and Liabilities (net) — 0.1%	1,502,965

	NET ASSETS — 100.0%	$1,648,918,038

62	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Notes to Schedule of Investments:

ADR — American Depository Receipt

GDR — Global Depository Receipt

REIT — Real Estate Investment Trust

SDR — Swedish Depository Receipt

*	Non-income producing security

¤	Illiquid security. The total market value of the securities at period end is $5,926,082 which represents 0.4% of net assets. The aggregate tax cost of these securities held at December 31, 2011 was $12,054,317.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $6,393,705 which represents 0.4% of net assets. The aggregate tax cost of these securities held at December 31, 2011 was $12,518,049.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at year end is $8,474,667 which represents 0.5% of net assets.

See accompanying Notes to the Financial Statements.	63

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

December 31, 2011 (Unaudited)

A summary of outstanding financial instruments at December 31, 2011 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
1/13/12	AUD	Standard Chartered Bank	10,049,000	$10,291,714	$513,032
1/13/12	AUD	UBS AG	5,676,000	5,813,093	74,044
1/13/12	CAD	Goldman Sachs International	675,000	662,757	13,638
1/13/12	CAD	HSBC Bank USA	586,000	575,371	8,201
1/13/12	CHF	Deutsche Bank AG London	6,888,000	7,367,045	(136,059)
1/13/12	CHF	HSBC Bank USA	1,905,000	2,037,489	(85,595)
1/13/12	CHF	Westpac Banking Corp.	707,000	756,170	(59,060)
1/13/12	EUR	Barclays Bank Plc	1,046,000	1,357,939	(40,927)
1/13/12	GBP	Deutsche Bank AG London	657,000	1,020,963	(17,070)
1/13/12	GBP	Royal Bank of Canada	1,656,000	2,573,387	(1,809)
4/16/12	GBP	Royal Bank of Scotland Plc	1,830,000	2,841,136	16,275
1/13/12	GBP	UBS AG	3,032,000	4,711,661	(123,157)
1/13/12	JPY	Barclays Bank Plc	152,652,000	1,984,275	25,917
1/13/12	JPY	HSBC Bank USA	315,910,000	4,106,414	53,948
1/13/12	JPY	Standard Chartered Bank	209,380,000	2,721,664	(8,406)
1/13/12	NOK	UBS AG	38,342,000	6,422,814	(411,767)
4/16/12	SEK	Barclays Bank Plc	11,627,000	1,688,677	37,970
1/13/12	SEK	Credit Suisse London Branch (GFX)	43,198,000	6,298,508	(215,554)
1/13/12	SEK	Royal Bank of Canada	35,199,000	5,132,209	(54,870)

					$(411,249)

Sales
1/13/12	AUD	Barclays Bank Plc	11,702,000	$11,984,639	$(46,844)
1/13/12	AUD	Westpac Banking Corp.	1,191,000	1,219,766	(39,342)
1/13/12	CAD	Royal Bank of Canada	8,249,000	8,099,383	(97,172)
1/13/12	CHF	UBS AG	6,789,000	7,261,160	(57,469)
1/13/12	EUR	Barclays Bank Plc	3,551,000	4,609,982	185,988
1/13/12	EUR	Royal Bank of Canada	3,342,000	4,338,654	196,373
1/13/12	EUR	UBS AG	7,180,000	9,321,226	615,176
1/13/12	EUR	Westpac Banking Corp.	1,021,000	1,325,484	86,586
1/13/12	GBP	Credit Suisse London Branch (GFX)	673,000	1,045,827	(21)
1/13/12	JPY	Barclays Bank Plc	869,575,000	11,303,329	43,611
1/13/12	JPY	UBS AG	338,841,000	4,404,487	(32,553)
1/13/12	NOK	Credit Suisse London Branch (GFX)	5,255,000	880,285	15,311
1/13/12	NOK	Royal Bank of Scotland Plc	9,883,000	1,655,539	(6,600)
1/13/12	SEK	Credit Suisse London Branch (GFX)	11,492,000	1,675,597	(18,257)

					$844,787

64	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

December 31, 2011 (Unaudited)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
JPY	Japanese Yen
NOK	Norwegian Krona
SEK	Swedish Krona

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
37	STOXX 50 Index	March 2012	$1,108,568	$13,506
9	TOPIX Index	March 2012	851,573	(16,227)

				$(2,721)

See accompanying Notes to the Financial Statements.	65

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

December 31, 2011 (Unaudited)

Industry Sector Summary (Unaudited)	% of Total Net Assets
Telecommunications	9.6
Banks	8.3
Pharmaceuticals	8.3
Oil & Gas	7.9
Insurance	5.0
Food	3.9
Chemicals	3.7
Retail	3.4
Beverages	3.3
Agriculture	3.0
Auto Parts & Equipment	2.5
Electric	2.4
Mining	2.1
Diversified Financial Services	1.9
Semiconductors	1.9
Commercial Services	1.8
Auto Manufacturers	1.7
Electronics	1.7
Building Materials	1.5
Transportation	1.5
Media	1.3
Health Care — Products	1.2
Holding Companies — Diversified	1.2
Equity Fund	1.1
Internet	1.1
Cosmetics & Personal Care	1.0
Oil & Gas Services	1.0
Software	1.0
Engineering & Construction	0.9
Miscellaneous — Manufacturing	0.9
Computers	0.8
Metal Fabricate & Hardware	0.8
Distribution & Wholesale	0.7
Electrical Components & Equipment	0.7
Home Builders	0.7
Real Estate	0.7
Household Products & Wares	0.6
Iron & Steel	0.6
Health Care — Services	0.5
Apparel	0.4
Machinery — Construction & Mining	0.4
Aerospace & Defense	0.3
Biotechnology	0.3
Food Service	0.3
Home Furnishings	0.3
Investment Companies	0.3
Office & Business Equipment	0.3
Airlines	0.2

66	See accompanying Notes to the Financial Statements.

Mercer Non-US Core Equity Fund

(formerly known as MGI Non-US Core Equity Fund)

Schedule of Investments (Continued)

December 31, 2011 (Unaudited)

Industry Sector Summary (Unaudited)	% of Total Net Assets
Energy-Alternate Sources	0.2
Entertainment	0.2
Gas	0.2
Hand & Machine Tools	0.2
Machinery — Diversified	0.2
Toys, Games & Hobbies	0.2
Environmental Control	0.1
Forest Products & Paper	0.1
Leisure Time	0.1
Lodging	0.1
REITS	0.1
Coal	0.0
Short-Term Investments and Other Assets and Liabilities (net)	3.3

100.0%

See accompanying Notes to the Financial Statements.	67

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 103.5%

	Asset Backed Securities — 3.5%

76,517	ACE Securities Corp., Series 2005-SD3, Class A, 0.69%, due 08/25/45†	72,053
42,210	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22	25,326
34,136	American Airlines, Inc., Series 2001-1, Class B, 7.38%, due 05/23/19	6,145
92,718	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 0.58%, due 11/25/45†	53,250
400,499	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 0.64%, due 04/25/34†	323,774
672,609	Argent Securities, Inc., Series 2003-W9, Class M1, 1.33%, due 03/25/34†	563,109
292,552	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 1.25%, due 12/15/33†	220,455
320,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.64%, due 05/20/16 144A	340,765
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 3.15%, due 03/20/17 144A	212,615
41,749	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.97%, due 02/28/44†	37,398
80,283	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 0.92%, due 05/28/44†	73,887
209,882	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 0.86%, due 09/25/34†	183,757
297,781	Bear Stearns Asset Backed Securities Trust, Series 2006-SD3, Class 1A1A, 5.50%, due 08/25/36	178,816
332,762	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 0.65%, due 09/25/35†	279,104
61,492	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 0.69%, due 12/25/42†	54,151
174,584	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 0.40%, due 12/25/36†	171,660
1,566,116	BNSF Railway Co. 2007-1 Pass Through Trust, 6.00%, due 04/01/24	1,807,069
400,000	Brazos Higher Education Authority, Series 2010-1, Class A2, 1.71%, due 02/25/35†	376,334
912,624	Burlington Northern and Santa Fe Railway Co. 2006-1 Pass Through Trust, 5.72%, due 01/15/24	1,047,884
387,195	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 0.49%, due 11/25/45† 144A	271,871
104,326	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A, 0.36%, due 05/25/37†	84,202
137,206	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.65%, due 03/15/19	140,114
36,703	Continental Airlines Pass Through Trust, Series 2003-ERJ1, Class A, 7.88%, due 01/02/20	35,785
239,195	Continental Airlines Pass Through Trust, Series 2004-ERJ1, Class A, 9.56%, due 03/01/21	245,175
333,436	Continental Airlines Pass Through Trust, Series 2005-ERJ1, 9.80%, due 04/01/21	340,105
1,089,690	Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 0.74%, due 03/25/47† 144A	467,619
74,532	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.52%, due 12/15/35†	35,444
49,547	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 0.51%, due 12/15/35†	27,281
101,199	CVS Pass-Through Trust, 5.88%, due 01/10/28	104,652
235,423	CVS Pass-Through Trust, 6.04%, due 12/10/28	245,661
54,806	CVS Pass-Through Trust, 6.94%, due 01/10/30	60,908
320,000	CVS Pass-Through Trust, 9.35%, due 01/10/23 144A	339,088

68	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

226,902	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 02/10/24	236,818
150,000	Education Funding Capital Trust I, Series 2004-1, Class A5, 1.75%, due 06/15/43†	137,995
425,000	Greenpoint Manufactured Housing, Series 1999-2, Class A2, 3.79%, due 03/18/29†	325,081
820,000	Greenpoint Manufactured Housing, Series 1999-3, Class 1A7, 7.27%, due 06/15/29	773,686
250,000	Greenpoint Manufactured Housing, Series 1999-3, Class 2A2, 3.79%, due 06/19/29†	182,500
250,000	Greenpoint Manufactured Housing, Series 1999-4, Class A2, 3.79%, due 02/20/30†	191,748
325,000	Greenpoint Manufactured Housing, Series 2000-6, Class A3, 2.26%, due 11/22/31†	270,548
375,000	Greenpoint Manufactured Housing, Series 2001-2, Class IA2, 3.75%, due 02/20/32†	284,693
500,000	Greenpoint Manufactured Housing, Series 2001-2, Class IIA2, 3.78%, due 03/13/32†	377,888
45,577	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 0.51%, due 07/25/30†	38,274
240,841	GSAA Trust, Series 2006-14, Class A1, 0.34%, due 09/25/36†	85,864
663,755	GSAMP Trust, Series 2004-SEA2, Class A2B, 0.84%, due 03/25/34†	646,741
161,680	GSAMP Trust, Series 2006-S4, Class A1, 0.38%, due 05/25/36†	18,092
410,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.29%, due 03/25/16 144A	444,217
560,994	Home Equity Asset Trust, Series 2003-8, Class M1, 1.37%, due 04/25/34†	413,735
353,487	Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 1A2B, 0.49%, due 05/25/36†	170,249
1,210,969	Keycorp Student Loan Trust, Series 2002-A, Class 1A2, 0.70%, due 08/27/31†	1,084,068
884,443	Keycorp Student Loan Trust, Series 2003-A, Class 1A2, 0.68%, due 10/25/32†	827,034
205,704	Merrill Lynch Mortgage Investors, Inc., Series 2007-MLN1, Class A2A, 0.40%, due 03/25/37†	105,678
510,954	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.31%, due 10/25/33†	394,728
438,698	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 1.49%, due 06/25/33†	340,783
342,053	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.34%, due 06/25/33†	277,576
151,810	Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2FP, 0.44%, due 02/25/37†	84,996
1,100,000	Nelnet Student Loan Trust, Series 2005-4, Class A4R2, 0.90%, due 03/22/32†	1,016,097
364,469	North Carolina State Education Assistance Authority, Series 2010-1, Class A1, 1.32%, due 07/25/41†	350,332
333,771	Novastar Home Equity Loan, Series 2003-3, Class A3, 1.19%, due 12/25/33†	276,973
313,697	NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C, 1.35%, due 12/25/33†	257,757
1,700,000	Origen Manufactured Housing, Series 2006-A, Class A2, 3.75%, due 10/15/37†	1,089,911
1,651,519	Origen Manufactured Housing, Series 2007-A, Class A2, 3.75%, due 04/15/37†	1,014,947
491,328	Park Place Securities, Inc., Series 2004-WCW2, Class M1, 0.91%, due 10/25/34†	479,452
203,405	RAAC Series, Series 2006-RP2, Class A, 0.54%, due 02/25/37† 144A	146,475
158,710	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1, 5.89%, due 06/25/37††	83,353
25,369	SACO I, Inc., Series 2005-7, Class A, 0.85%, due 09/25/35†	23,428
410,182	SACO I, Inc., Series 2006-5, Class 1A, 0.59%, due 04/25/36†	149,494
154,903	SACO I, Inc., Series 2006-6, Class A, 0.55%, due 06/25/36†	62,235
607,660	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.75%, due 05/25/35†	407,463
1,100,000	SLM Student Loan Trust, Series 2002-5, Class B, 0.98%, due 09/16/24†	995,049
500,000	SLM Student Loan Trust, Series 2003-11, Class A6, 0.84%, due 12/15/25† 144A	469,162
530,000	SLM Student Loan Trust, Series 2008-5, Class A3, 1.72%, due 01/25/18†	538,741
1,810,147	SLM Student Loan Trust, Series 2008-9, Class A, 1.92%, due 04/25/23†	1,854,078
1,090,177	SLM Student Loan Trust, Series 2009-CT, Class 1A, 2.35%, due 04/15/39† 144A	1,093,000
2,714,595	SLM Student Loan Trust, Series 2009-D, Class A, 3.50%, due 08/17/43† 144A	2,676,396
1,008,850	SLM Student Loan Trust, Series 2010-1, Class A, 0.69%, due 03/25/25†	1,000,105
3,601,544	SLM Student Loan Trust, Series 2010-A, Class 2A, 3.53%, due 05/16/44† 144A	3,676,288

See accompanying Notes to the Financial Statements.	69

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

519,154	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	594,178
118,932	Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A2, 0.40%, due 01/25/37†	59,747
90,854	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, 0.37%, due 06/25/37†	70,483
43,355	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	39,765
328,960	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 0.40%, due 02/25/36† 144A	13,523
46,071	UAL Pass Through Trust, Series 2009-1, 10.40%, due 05/01/18	50,964
106,721	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 07/15/18	115,259
1,651,268	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2006-AR3, Class A1A, 1.18%, due 05/25/46†	772,067
53,682	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 0.58%, due 07/25/45†	39,437

		35,554,608

	Bank Loans — 1.0%

498,750	Capsuegal Healthcare, Ltd., Term Loan, 5.25%, due 08/01/18	500,246
473,765	CHS Community Health Systems, Inc., Non-Extended Delayed Term Loan, 2.57%, due 07/25/14	460,821
24,291	CHS Community Health Systems, Inc., Non-Extended Term Loan, 2.57%, due 07/25/14	23,628
600,000	Delos Aircraft, Inc., Term Loan B2, 7.00%, due 03/17/16	603,900
497,494	Emergency Medical Services Corp., Term Loan, 5.25%, due 05/25/18	486,508
467,650	Exopack Holding Corp., Term Loan, 6.50%, due 05/31/17	455,959
500,000	Fairmount Minerals, Ltd., Term Loan B, 5.25%, due 03/15/17	500,000
459,424	Frac Tech International, LLC, Term Loan B, 6.25%, due 05/06/16	454,291
498,744	Gymboree Corp., New Term Loan, 5.00%, due 02/23/18	444,861
498,744	Hanger Orthopedic Group, Inc., Term Loan C, 4.00%, due 12/01/16	482,535
750,000	Harrahs Operating Co., Inc., Term Loan B2, 3.36%, due 01/28/15	654,107
1,400,000	International Lease Finance Corp., Term Loan B1, 6.75%, due 03/17/15	1,408,459
414,222	Las Vegas Sands, LLC, Extended Delayed Draw Term Loan, 2.74%, due 11/23/16	398,171
83,253	Las Vegas Sands, LLC, Extended Term Loan B, 2.74%, due 11/23/16	80,131
986,795	Reynolds Group Holdings, Inc., Tranche C Term Loan, 6.50%, due 08/09/18	982,787
497,500	Royalty Pharma Finance Trust, Tranche 2 Term Loan, 4.00%, due 05/09/18	494,857
500,000	Sunguard Data Systems, Inc., Tranch B Term Loan, 3.89%, due 02/28/16†	488,437
500,000	Univision Communications, Inc., Extended Term Loan, 4.45%, due 03/31/17	457,969
477,323	Walter Energy, Inc., Term Loan B, 4.00%, due 04/02/18	474,389

		9,852,056

	Convertible Debt — 0.0%

245,000	Icahn Enterprises, LP, 4.00%, due 08/15/13†	230,300

	Corporate Debt — 31.8%

680,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	751,400
300,000	Alcatel-Lucent USA, Inc., 6.45%, due 03/15/29	216,750

70	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

155,000	Alere, Inc., 8.63%, due 10/01/18	153,450
115,000	Alere, Inc., 9.00%, due 05/15/16	116,725
275,000	Aleris International, Inc., 7.63%, due 02/15/18	269,500
170,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14**** †††	—
350,000	Alliant Techsystems, Inc., 6.88%, due 09/15/20	358,750
3,350,000	Ally Financial, Inc., 4.50%, due 02/11/14	3,241,125
185,000	Ally Financial, Inc., 6.75%, due 12/01/14	186,850
1,550,000	Ally Financial, Inc., 7.50%, due 09/15/20	1,571,312
280,000	Ally Financial, Inc., 8.00%, due 03/15/20	287,700
200,000	Alpha Natural Resources, Inc., 6.00%, due 06/01/19	195,000
35,000	Alpha Natural Resources, Inc., 6.25%, due 06/01/21	34,125
490,000	Altria Group, Inc., 4.75%, due 05/05/21	540,536
270,000	Altria Group, Inc., 8.50%, due 11/10/13	304,949
490,000	Altria Group, Inc., 9.25%, due 08/06/19	658,906
370,000	Amerada Hess Corp., 7.30%, due 08/15/31	476,164
290,000	America Movil SAB de CV, 5.00%, due 03/30/20	321,834
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	173,931
85,000	American Airlines 2011-2 Class A Pass Through Trust, 8.63%, due 04/15/23	86,700
240,000	American Express Co., 8.13%, due 05/20/19	310,741
690,000	American Express Co., Subordinated Note, 6.80%, due 09/01/66†	689,137
1,900,000	American Express Credit Corp., 5.88%, due 05/02/13	1,997,837
100,000	American General Finance Corp., 5.40%, due 12/01/15	73,250
300,000	American International Group, Inc., 3.75%, due 11/30/13 144A	294,516
525,000	American International Group, Inc., 4.25%, due 09/15/14	510,482
1,500,000	American International Group, Inc., 5.85%, due 01/16/18	1,470,696
1,000,000	American International Group, Inc., 6.40%, due 12/15/20	1,010,934
7,375,000	American International Group, Inc., 8.25%, due 08/15/18	7,826,357
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/87	335,225
330,000	American Railcar Industries, Inc., Senior Note, 7.50%, due 03/01/14	331,650
210,000	AmeriGas Partners LP/AmeriGas Finance Corp., 6.50%, due 05/20/21	207,375
310,000	Amsted Industries, Inc., 8.13%, due 03/15/18 144A	330,150
430,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	521,682
180,000	Anadarko Petroleum Corp., 6.38%, due 09/15/17	208,898
740,000	Anglo American Capital Plc, 4.45%, due 09/27/20 144A	740,061
660,000	Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 04/15/20	757,790
340,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	399,418
700,000	Apache Corp., 5.25%, due 04/15/13	740,841
150,000	APERAM, 7.38%, due 04/01/16 144A	129,000
265,000	ARAMARK Corp., Senior Note, 8.50%, due 02/01/15	272,950
110,000	ARAMARK Holdings Corp., 8.63%, due 05/01/16 144A	113,850
740,000	Arch Coal, Inc., 7.00%, due 06/15/19 144A	758,500
250,000	Ardagh Packaging Finance, 9.13%, due 10/15/20 144A	248,750
1,310,000	Aristotle Holding, Inc., 3.50%, due 11/15/16 144A	1,335,662
200,000	Associated Materials LLC, 9.13%, due 11/01/17	175,500
210,000	Astoria Depositor Corp., Series B, 8.14%, due 05/01/21 144A	184,800

See accompanying Notes to the Financial Statements.	71

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

870,000	AT&T, Inc., 5.55%, due 08/15/41	1,028,369
80,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	92,724
780,000	AT&T, Inc., Global Note, 6.30%, due 01/15/38	960,997
1,250,000	AT&T, Inc., Global Note, 6.55%, due 02/15/39	1,595,712
160,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 8.25%, due 01/15/19	159,600
165,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, due 03/15/18	171,600
1,050,000	BAC Capital Trust XI, 6.63%, due 05/23/36	928,791
410,000	Baker Hughes, Inc., Senior Note, 7.50%, due 11/15/18	541,644
610,000	Ball Corp., 5.75%, due 05/15/21	642,025
250,000	Ball Corp., 6.75%, due 09/15/20	273,125
85,000	Ball Corp., 7.38%, due 09/01/19	93,500
210,000	Ball Corp., Senior Note, 6.63%, due 03/15/18	216,300
400,000	Bank of America Corp., 4.50%, due 04/01/15	386,281
660,000	Bank of America Corp., 5.00%, due 05/13/21	602,243
380,000	Bank of America Corp., 5.63%, due 07/01/20	351,595
10,000	Bank of America Corp., 6.50%, due 08/01/16	10,081
5,365,000	Bank of America Corp., 7.63%, due 06/01/19	5,556,391
70,000	Bank of America Corp., 8.00%, due 12/31/49†	62,753
500,000	Bank of America Corp., (MTN), Series L, 5.65%, due 05/01/18	476,997
2,670,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	2,524,960
280,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, due 01/22/15 144A	297,276
100,000	Bank One Capital III, 8.75%, due 09/01/30	132,806
300,000	BankAmerica Institutional Capital A, 8.07%, due 12/31/26 144A	271,500
1,125,000	Barclays Bank Plc, 5.13%, due 01/08/20	1,157,514
140,000	Barclays Bank Plc, 5.20%, due 07/10/14	144,400
575,000	Barclays Bank Plc, 6.75%, due 05/22/19	638,395
200,000	Barclays Bank Plc, 7.70%, due 12/31/49† 144A	167,602
400,000	Barclays Bank Plc, 10.18%, due 06/12/21 144A	424,856
120,000	Barclays Bank Plc, Subordinated Note, 6.05%, due 12/04/17 144A	109,035
580,000	Barrick Gold Corp., 6.95%, due 04/01/19	713,321
120,000	Barrick North America Finance LLC, 4.40%, due 05/30/21	130,212
45,000	Basic Energy Services, Inc., 7.75%, due 02/15/19	45,563
215,000	Basic Energy Services, Inc., Senior Note, 7.13%, due 04/15/16	216,613
1,000,000	BBVA US Senior SAU, 3.25%, due 05/16/14	947,754
225,000	BE Aerospace, Inc., Senior Note, 8.50%, due 07/01/18	247,500
255,000	Beazer Homes USA, Inc., 8.13%, due 06/15/16	188,700
40,000	Berkshire Hathaway, Inc., 3.20%, due 02/11/15	42,438
100,000	BHP Billiton Finance USA, Ltd., 3.25%, due 11/21/21	103,177
900,000	BHP Billiton Finance USA, Ltd., 6.50%, due 04/01/19	1,113,660
255,000	Boart Longyear Management Pty, Ltd., 7.00%, due 04/01/21 144A	260,100
260,000	Boeing Capital Corp., 4.70%, due 10/27/19	296,442
280,000	Boeing Co. (The), 4.88%, due 02/15/20	327,480
285,000	Boise Cascade LLC, Senior Subordinated Note, 7.13%, due 10/15/14	284,644
255,000	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, due 11/01/17	275,400
90,000	Bombardier, Inc., 7.50%, due 03/15/18 144A	96,750
245,000	Bombardier, Inc., 7.75%, due 03/15/20 144A	268,275
1,950,000	Boston Properties, LP REIT, 4.13%, due 05/15/21	1,969,867

72	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

250,000	Boston Properties, LP REIT, 5.88%, due 10/15/19	281,986
1,400,000	Boston Scientific Corp., 6.00%, due 01/15/20	1,565,397
425,000	Boston Scientific Corp., 6.40%, due 06/15/16	476,960
30,000	Boyd Gaming Corp., 7.13%, due 02/01/16	26,100
270,000	BP Capital Markets Plc, 3.13%, due 10/01/15	283,054
50,000	BP Capital Markets Plc, 3.56%, due 11/01/21	52,162
500,000	BP Capital Markets Plc, 5.25%, due 11/07/13	536,520
160,000	BP Capital Markets Plc, Guaranteed Note, 3.88%, due 03/10/15	170,978
375,000	Caesars Entertainment Operating Co., Inc., 10.00%, due 12/15/18	258,750
85,000	Caesars Entertainment Operating Co., Inc., 12.75%, due 04/15/18	68,000
180,000	Caesars Entertainment Operating Co., Inc., Guaranteed Note, 10.00%, due 12/15/18	117,900
195,000	Calpine Construction Finance Co., LP/CCFC Finance Corp., 8.00%, due 06/01/16 144A	211,575
140,000	Calpine Corp., 7.25%, due 10/15/17 144A	147,700
520,000	Calpine Corp., 7.50%, due 02/15/21 144A	559,000
245,000	Calpine Corp., 7.88%, due 07/31/20 144A	265,212
260,000	Calpine Corp., 7.88%, due 01/15/23 144A	280,800
4,000,000	Canadian Imperial Bank of Commerce, 2.00%, due 02/04/13 144A	4,045,624
1,100,000	Capital One Financial Corp., 4.75%, due 07/15/21	1,134,188
1,625,000	Capital One Financial Corp., 6.75%, due 09/15/17	1,823,018
310,000	Case New Holland, Inc., 7.88%, due 12/01/17	351,850
340,000	Caterpillar, Inc., 3.90%, due 05/27/21	374,013
1,760,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.00%, due 01/15/19	1,843,600
205,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, due 10/30/17	217,044
1,320,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, due 11/15/18	1,784,058
319,300	Century Aluminum Co., 8.00%, due 05/15/14	320,098
280,000	CF Industries, Inc., 6.88%, due 05/01/18	321,300
5,000	CF Industries, Inc., 7.13%, due 05/01/20	5,925
340,000	CHC Helicopter SA, 9.25%, due 10/15/20 144A	307,700
95,000	Chesapeake Energy Corp., 6.50%, due 08/15/17	101,650
440,000	Chesapeake Energy Corp., 6.63%, due 08/15/20	474,100
200,000	Chesapeake Energy Corp., 6.88%, due 08/15/18	215,000
215,000	Chesapeake Energy Corp., Senior Note, 7.25%, due 12/15/18	238,650
230,000	Chesapeake Midstream Partners, LP/CHKM Finance Corp., 5.88%, due 04/15/21 144A	231,150
4,000,000	Cie de Financement Foncier, 2.13%, due 04/22/13 144A	3,958,304
630,000	Cie Generale de Geophysique — Veritas, 6.50%, due 06/01/21	614,250
120,000	Cie Generale de Geophysique — Veritas SA, Senior Note, 7.75%, due 05/15/17	122,100
525,000	Cigna Corp., 4.00%, due 02/15/22	521,208
385,000	Cigna Corp., 5.38%, due 03/15/17	422,212
1,100,000	Cigna Corp., 6.15%, due 11/15/36	1,183,830
375,000	Cigna Corp., 8.50%, due 05/01/19	470,403
79,501	CIT Group, Inc., 7.00%, due 05/01/15	79,759
75,000	CIT Group, Inc., 7.00%, due 05/04/15 144A	75,188
132,504	CIT Group, Inc., 7.00%, due 05/01/16	132,670
195,000	CIT Group, Inc., 7.00%, due 05/02/16 144A	195,244
185,106	CIT Group, Inc., 7.00%, due 05/01/17	185,337
233,000	CIT Group, Inc., 7.00%, due 05/02/17 144A	233,000
100,000	Citigroup, Inc., 1.56%, due 06/28/13†	124,759

See accompanying Notes to the Financial Statements.	73

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

560,000	Citigroup, Inc., 3.95%, due 06/15/16	558,634
690,000	Citigroup, Inc., 5.38%, due 08/09/20	710,723
830,000	Citigroup, Inc., 6.00%, due 12/13/13	859,243
1,250,000	Citigroup, Inc., 6.01%, due 01/15/15	1,306,782
6,070,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	6,486,098
540,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	562,337
400,000	Citigroup, Inc., Senior Note, 6.88%, due 03/05/38	440,842
600,000	Citigroup, Inc., Subordinated Note, 5.00%, due 09/15/14	594,195
220,000	CityCenter Holdings LLC/CityCenter Finance Corp., 7.63%, due 01/15/16 144A	226,600
50,000	Clear Channel Communications, Inc., 5.50%, due 12/15/16	23,375
110,000	Clear Channel Communications, Inc., 6.88%, due 06/15/18	50,325
65,000	Clear Channel Communications, Inc., 7.25%, due 10/15/27	27,138
150,000	Clear Channel Communications, Inc., 9.00%, due 03/01/21	127,125
25,000	Clear Channel Worldwide Holdings, Inc., 9.25%, due 12/15/17	27,000
75,000	Clear Channel Worldwide Holdings, Inc., 9.25%, due 12/15/17	81,375
195,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, due 12/15/17	208,650
105,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, due 12/15/19	113,925
25,000	CNH Americah LLC, 7.25%, due 01/15/16	26,938
320,000	Comcast Corp., 5.65%, due 06/15/35	354,704
1,775,000	Comcast Corp., 5.88%, due 02/15/18	2,055,054
290,000	Comcast Corp., 6.30%, due 11/15/17	343,441
370,000	Comcast Corp., 6.40%, due 03/01/40	461,603
870,000	Comcast Corp., 6.50%, due 01/15/15	986,951
130,000	Comcast Corp., 6.50%, due 01/15/17	153,070
40,000	Comcast Corp., 6.95%, due 08/15/37	51,063
100,000	Comcast Corp., Guaranteed Note, 6.45%, due 03/15/37	121,636
225,000	Commercial Vehicle Group, Inc., 7.88%, due 04/15/19 144A	217,688
310,000	Commonwealth Bank of Australia, 3.75%, due 10/15/14 144A	319,603
130,000	Commonwealth Bank of Australia, 5.00%, due 10/15/19 144A	138,093
290,000	CommScope, Inc., 8.25%, due 01/15/19 144A	291,450
130,000	Complete Production Services, Inc., Senior Note, 8.00%, due 12/15/16	135,850
553,000	Concho Resources, Inc., 6.50%, due 01/15/22	580,650
490,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	669,880
240,000	ConocoPhillips, Guaranteed Note, 5.90%, due 05/15/38	304,702
90,000	Consol Energy, Inc., 6.38%, due 03/01/21 144A	91,350
220,000	Consol Energy, Inc., 8.25%, due 04/01/20	244,200
250,000	Constellation Brands, Inc., Senior Note, 7.25%, due 05/15/17	276,250
460,000	Continental Airlines, Inc., 6.75%, due 09/15/15 144A	440,450
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	198,033
240,000	Cox Communications, Inc., 5.45%, due 12/15/14	266,590
2,150,000	COX Communications, Inc., 5.88%, due 12/01/16 144A	2,484,991
450,000	Credit Agricole SA, 2.63%, due 01/21/14 144A	423,715
1,020,000	Credit Agricole SA, 8.38%, due 12/31/49† 144A	770,100
190,000	Credit Suisse AG Guernsey Branch, 5.86%, due 12/31/49†	155,325
500,000	Credit Suisse/New York, Subordinated Note, 6.00%, due 02/15/18	493,737
240,000	Crown Americas LLC/Crown Americas Capital Corp. II, 7.63%, due 05/15/17	263,100
300,000	Crown Castle International Corp., 7.13%, due 11/01/19	325,500

74	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

150,000	Crown Castle International Corp., Senior Note, 9.00%, due 01/15/15	163,313
550,000	CSX Corp., 7.38%, due 02/01/19	686,513
700,000	CVS Caremark Corp., 6.60%, due 03/15/19	854,496
550,000	Daimler Finance North America LLC, 2.63%, due 09/15/16 144A	547,386
700,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	762,777
235,000	Delta Air Lines 2010-1 Class B Pass Through Trust, 6.38%, due 07/02/17	215,613
375,000	Delta Air Lines, Inc., 12.25%, due 03/15/15 144A	393,750
255,000	Denbury Resources, Inc., 6.38%, due 08/15/21	267,750
95,000	Denbury Resources, Inc., 8.25%, due 02/15/20	106,638
35,000	Denbury Resources, Inc., 9.75%, due 03/01/16	38,763
500,000	Deutsche Bank AG/London, 4.88%, due 05/20/13	511,272
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	345,318
650,000	Devon Energy Corp., 7.95%, due 04/15/32	933,008
730,000	Diageo Capital Plc, 4.83%, due 07/15/20	826,954
65,000	DISH DBS Corp., 6.75%, due 06/01/21	70,363
115,000	DISH DBS Corp., 7.88%, due 09/01/19	130,525
500,000	Dominion Resources, Inc., 5.20%, due 08/15/19	578,120
410,000	Dominion Resources, Inc., 5.70%, due 09/17/12	423,821
215,000	Domtar Corp., 10.75%, due 06/01/17	271,975
1,250,000	Dow Chemical Co. (The), 5.70%, due 05/15/18	1,394,440
575,000	Dow Chemical Co. (The), 9.40%, due 05/15/39	867,005
500,000	Duke Energy Corp., 5.63%, due 11/30/12	521,133
155,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	166,238
40,000	Echostar DBS Corp., Senior Note, 7.00%, due 10/01/13	42,900
745,000	Echostar DBS Corp., Senior Note, 7.13%, due 02/01/16	806,462
110,000	Echostar DBS Corp., Senior Note, 7.75%, due 05/31/15	121,550
200,000	Ecolab, Inc., 4.35%, due 12/08/21	214,010
5,000	Edison Mission Energy, Senior Note, 7.20%, due 05/15/19	3,150
20,000	Edison Mission Energy, Senior Note, 7.63%, due 05/15/27	11,900
65,000	EH Holding Corp., 7.63%, due 06/15/21 144A	68,575
78,000	El Paso Corp., 7.75%, due 01/15/32	90,480
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	528,313
190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	242,003
1,708,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, due 12/01/20	1,810,480
300,000	Energy Transfer Equity, LP, 7.50%, due 10/15/20	329,250
720,000	Energy Transfer Partners, LP, 9.00%, due 04/15/19	857,597
185,000	EnergySolutions, Inc./EnergySolutions LLC, 10.75%, due 08/15/18	174,131
620,000	Enterprise Products Operating LLC, 4.05%, due 02/15/22	633,002
1,000,000	Enterprise Products Operating LLC, 5.25%, due 01/31/20	1,105,962
370,000	Enterprise Products Operating LLC, 5.70%, due 02/15/42	404,622
2,045,000	Escrow GCB General Motors, 8.38%, due 07/15/49¤ ****	16,769
175,000	Ferrellgas, LP/Ferrellgas Finance Corp., 6.50%, due 05/01/21	154,875
600,000	Fiat Finance & Trade SA, 9.00%, due 07/30/12	795,441
250,000	Fifth Third Capital Trust IV, 6.50%, due 04/15/67†	246,250
1,245,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	1,535,412
70,000	FMG Resources August 2006 Pty, Ltd., 6.38%, due 02/01/16 144A	68,250
310,000	FMG Resources August 2006 Pty, Ltd., 6.88%, due 02/01/18 144A	298,375

See accompanying Notes to the Financial Statements.	75

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

205,000	Ford Holdings LLC, 9.30%, due 03/01/30	256,250
750,000	Ford Motor Co., 6.63%, due 10/01/28	793,470
110,000	Ford Motor Co., 7.13%, due 11/15/25	114,400
1,206,000	Ford Motor Credit Co., 8.00%, due 12/15/16	1,371,353
1,500,000	Ford Motor Credit Co. LLC, 5.63%, due 09/15/15	1,556,173
2,100,000	Ford Motor Credit Co. LLC, 5.75%, due 02/01/21	2,193,725
100,000	Ford Motor Credit Co. LLC, 8.13%, due 01/15/20	118,082
440,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	542,296
1,080,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.38%, due 04/01/17	1,148,716
380,000	Freescale Semiconductor, Inc., Series 1, 9.25%, due 04/15/18 144A	408,025
130,000	Fresenius Medical Care US Finance, Inc., 6.88%, due 07/15/17	139,100
90,000	Frontier Communications Corp., 7.00%, due 11/01/25	70,200
103,000	Frontier Communications Corp., 7.05%, due 10/01/46	71,843
3,000,000	Gazprom Via Gaz Capital SA, 6.51%, due 03/07/22 144A	3,060,000
2,600,000	General Electric Capital Corp., 0.86%, due 06/20/14†	2,525,237
1,020,000	General Electric Capital Corp., 2.13%, due 12/21/12	1,039,224
1,495,000	General Electric Capital Corp., 4.38%, due 09/16/20	1,530,470
1,785,000	General Electric Capital Corp., 4.63%, due 01/07/21	1,855,259
200,000	General Electric Capital Corp., 4.65%, due 10/17/21	209,144
80,000	General Electric Capital Corp., 5.30%, due 02/11/21	85,671
1,850,000	General Electric Capital Corp., 5.50%, due 01/08/20	2,038,868
960,000	General Electric Capital Corp., 6.00%, due 08/07/19	1,104,394
860,000	General Electric Capital Corp., 6.38%, due 11/15/67†	849,250
170,000	GenOn Americas Generation LLC, 9.13%, due 05/01/31	154,700
180,000	Geokinetics Holdings USA, Inc., 9.75%, due 12/15/14	114,300
580,000	GlaxoSmithKline Capital, Inc., Guaranteed Note, 5.65%, due 05/15/18	699,048
225,000	Glencore Funding LLC, Guaranteed Note, 6.00%, due 04/15/14 144A	232,530
150,000	Glitnir Banki HF, 6.33%, due 07/28/11¤ ††† 144A	39,750
290,000	Glitnir Banki HF, 6.38%, due 09/25/12¤ ††† 144A	76,850
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16††† 144A	1,632
15,000	GMAC LLC, Global Note, 6.75%, due 12/01/14	15,141
30,000	Goldman Sachs Capital II, Guaranteed Note, 5.79%, due 12/31/49†	18,600
90,000	Goldman Sachs Group (The), Inc., 3.63%, due 08/01/12	90,555
30,000	Goldman Sachs Group (The), Inc., 4.75%, due 07/15/13	30,408
140,000	Goldman Sachs Group (The), Inc., 5.25%, due 07/27/21	136,829
30,000	Goldman Sachs Group (The), Inc., 5.30%, due 02/14/12	30,102
480,000	Goldman Sachs Group (The), Inc., 5.38%, due 03/15/20	474,548
140,000	Goldman Sachs Group (The), Inc., 5.45%, due 11/01/12	142,406
1,110,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	1,138,318
350,000	Goldman Sachs Group (The), Inc., 6.00%, due 06/15/20	359,118
200,000	Goldman Sachs Group (The), Inc., 6.15%, due 04/01/18	206,684
1,160,000	Goldman Sachs Group (The), Inc., 6.25%, due 02/01/41	1,141,756
60,000	Goldman Sachs Group (The), Inc., 6.60%, due 01/15/12	60,080
480,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	530,855
130,000	Goldman Sachs Group (The), Inc., Global Note, 5.25%, due 10/15/13	132,699
2,600,000	Goldman Sachs Group (The), Inc., Senior Note, 6.25%, due 09/01/17	2,721,365
80,000	Goodyear Tire & Rubber Co. (The), 8.25%, due 08/15/20	87,600

76	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

120,000	Grifols, Inc., 8.25%, due 02/01/18	126,600
15,000	Gulfmark Offshore, Inc., Senior Note, 7.75%, due 07/15/14	15,075
75,000	Hapag-Lloyd AG, 9.75%, due 10/15/17 144A	55,500
165,000	Hartford Financial Services Group, Inc., 6.00%, due 01/15/19	169,579
110,000	HBOS Capital Funding, LP, 6.07%, due 06/29/49† 144A	69,300
100,000	HBOS Treasury Services Plc/New York, NY, 5.25%, due 02/21/17 144A	105,969
20,000	HCA, Inc., 5.75%, due 03/15/14	20,500
9,000	HCA, Inc., 6.25%, due 02/15/13	9,225
1,525,000	HCA, Inc., 6.50%, due 02/15/16	1,555,500
600,000	HCA, Inc., 6.50%, due 02/15/20	624,000
3,700,000	HCA, Inc., 6.75%, due 07/15/13	3,838,750
230,000	HCA, Inc., 7.88%, due 02/15/20	249,550
200,000	HCA, Inc., 8.00%, due 10/01/18	212,000
600,000	Health Net, Inc., 6.38%, due 06/01/17	627,000
215,000	Helix Energy Solutions Group, Inc., Senior Note, 9.50%, due 01/15/16 144A	224,675
180,000	Hertz Corp. (The), 6.75%, due 04/15/19	181,350
190,000	Hertz Corp. (The), 7.50%, due 10/15/18	199,500
19,000	Hertz Corp., Senior Note, 8.88%, due 01/01/14	19,190
40,000	Hess Corp., 7.88%, due 10/01/29	53,883
570,000	Hess Corp., 8.13%, due 02/15/19	732,722
850,000	Hewlett-Packard Co., 3.30%, due 12/09/16	868,923
78,000	Hexcel Corp., Senior Subordinated Note, 6.75%, due 02/01/15	79,463
285,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, due 02/01/18	268,612
110,000	Hornbeck Offshore Services, Inc., 8.00%, due 09/01/17	113,713
100,000	Hornbeck Offshore Services, Inc., Senior Note, Series B, 6.13%, due 12/01/14	101,125
300,000	HSBC Finance Capital Trust IX, 5.91%, due 11/30/35†	250,500
990,000	HSBC Finance Corp., 6.68%, due 01/15/21	1,025,785
350,000	HSBC Holdings Plc, 5.10%, due 04/05/21	372,596
575,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 05/02/36	582,760
1,750,000	HSBC Holdings Plc, Subordinated Note, 6.50%, due 09/15/37	1,732,748
395,000	Huntsman International LLC, 8.63%, due 03/15/20	420,675
100,000	Huntsman International LLC, 8.63%, due 03/15/21	106,500
75,000	Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 7.75%, due 01/15/16	78,188
300,000	ICICI Bank, Ltd., Reg S, Subordinated Note, 6.38%, due 04/30/22† 144A	265,500
139,000	Inergy, LP/Inergy Finance Corp., 6.88%, due 08/01/21	140,390
140,000	Inergy, LP/Inergy Finance Corp., 7.00%, due 10/01/18	142,800
30,000	ING Capital Funding Trust III, 4.18%, due 12/31/49†	23,697
350,000	Intelsat Jackson Holdings SA, 7.25%, due 10/15/20	356,125
110,000	Intelsat Jackson Holdings SA, 8.50%, due 11/01/19	116,875
20,000	Intelsat Jackson Holdings SA, 9.50%, due 06/15/16	20,950
300,000	Intelsat Luxembourg SA, 11.25%, due 02/04/17	291,000
125,000	Intelsat Luxembourg SA, 11.50%, due 02/04/17	120,938
285,000	Interface, Inc., 7.63%, due 12/01/18	302,812
190,000	Intergen NV, Senior Note, 9.00%, due 06/30/17 144A	200,925
300,000	International Lease Finance Corp., 0.75%, due 07/13/12†	291,038
220,000	International Lease Finance Corp., 6.50%, due 09/01/14 144A	226,050
1,130,000	International Lease Finance Corp., 6.75%, due 09/01/16 144A	1,163,900

See accompanying Notes to the Financial Statements.	77

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

370,000	Intesa Sanpaolo Spa, 3.63%, due 08/12/15 144A	306,749
345,000	Iron Mountain, Inc., 8.38%, due 08/15/21	369,150
75,000	Iron Mountain, Inc., 8.75%, due 07/15/18	78,375
270,000	Isle of Capri Casinos, Inc., 7.00%, due 03/01/14	253,800
310,000	Jarden Corp., 7.50%, due 01/15/20	331,700
1,500,000	JPMorgan Chase & Co., 4.25%, due 10/15/20	1,513,284
90,000	JPMorgan Chase & Co., 4.35%, due 08/15/21	91,069
860,000	JPMorgan Chase & Co., 4.40%, due 07/22/20	879,804
1,325,000	JPMorgan Chase & Co., 4.95%, due 03/25/20	1,410,688
1,030,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	1,094,153
1,440,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,584,564
300,000	JPMorgan Chase Bank NA, 0.87%, due 06/13/16†	268,780
280,000	K Hovnanian Enterprises, Inc., 10.63%, due 10/15/16	224,700
115,000	K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.50%, due 01/15/14	68,425
310,000	Kansas City Southern de Mexico SA de CV, 6.13%, due 06/15/21	321,625
100,000	Kaupthing Bank HF, 7.13%, due 05/19/16††† 144A	510
1,680,000	Kaupthing Bank HF, 7.63%, due 02/28/15¤ ††† 144A	424,200
210,000	Kerr-McGee Corp., 6.95%, due 07/01/24	250,999
720,000	Kerr-McGee Corp., 7.88%, due 09/15/31	904,926
270,000	Key Energy Services, Inc., 6.75%, due 03/01/21	271,350
20,000	Kinder Morgan Energy Partners, LP, 7.13%, due 03/15/12	20,230
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	63,626
770,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	872,432
2,300,000	Kinder Morgan Finance Co. ULC, Guranteed Note, 5.70%, due 01/05/16	2,363,250
200,000	Kinetic Concepts Inc/KCI USA, Inc., 10.50%, due 11/01/18 144A	196,500
600,000	Koninklijke Philips Electronics NV, 5.75%, due 03/11/18	688,194
1,100,000	Kraft Foods, Inc., 5.38%, due 02/10/20	1,271,359
400,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	486,201
600,000	Lafarge SA, 6.20%, due 07/09/15 144A	611,085
2,025,000	Lafarge SA, 6.50%, due 07/15/16	2,067,527
60,000	Lamar Media Corp., Senior Subordinated Note, Series C, 6.63%, due 08/15/15	61,350
245,000	Lamar Media Corp., Senior Subordinated Note, 6.63%, due 08/15/15	251,125
290,000	Landsbanki Islands HF, 6.10%, due 08/25/11¤ ††† 144A	11,600
600,000	LBG Capital No.1 Plc, 7.88%, due 11/01/20 144A	460,800
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 12/31/49†††	282
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17†††	297
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17†††	979
198,000	Libbey Glass, Inc., 10.00%, due 02/15/15	212,850
375,000	Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	337,500
335,000	Linn Energy LLC/Linn Energy Finance Corp., 8.63%, due 04/15/20	365,150
260,000	Lloyds TSB Bank Plc, 5.80%, due 01/13/20 144A	247,226
660,000	Lloyds TSB Bank Plc, 6.38%, due 01/21/21	662,534
300,000	Lloyds TSB Bank Plc, 6.50%, due 09/14/20 144A	251,422
1,700,000	Macquarie Bank, Ltd., 4.10%, due 12/17/13 144A	1,803,153
2,765,000	Macys Retail Holdings, Inc., 6.65%, due 07/15/24	3,090,626
120,000	MarkWest Energy Partners, LP / MarkWest Energy Finance Corp., 6.25%, due 06/15/22	126,000

78	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

125,000	MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., 6.50%, due 08/15/21	130,781
160,000	MBNA Capital A, Series A, 8.28%, due 12/01/26	149,000
240,000	Medtronic, Inc., 4.45%, due 03/15/20	271,294
700,000	Merrill Lynch & Co., Inc., 1.78%, due 05/30/14†	786,859
190,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	191,431
9,450,000	Merrill Lynch & Co., Inc., 6.88%, due 04/25/18	9,328,870
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	772,308
250,000	MetLife, Inc., 4.75%, due 02/08/21	270,951
560,000	Metlife, Inc., Subordinated Note, 6.40%, due 12/15/66	532,701
60,000	MetroPCS Wireless, Inc., 6.63%, due 11/15/20	56,100
135,000	MetroPCS Wireless, Inc., 7.88%, due 09/01/18	137,531
10,000	MGM Resorts International, 5.88%, due 02/27/14	9,750
260,000	MGM Resorts International, 6.63%, due 07/15/15	248,300
200,000	MGM Resorts International, 7.50%, due 06/01/16	192,500
40,000	MGM Resorts International, 7.63%, due 01/15/17	38,300
15,000	MGM Resorts International, 10.38%, due 05/15/14	17,213
35,000	MGM Resorts International, 11.13%, due 11/15/17	40,075
80,000	MGM Resorts International, 11.38%, due 03/01/18	88,400
210,000	Mizuho Capital Investment USD 2, Ltd., 14.95%, due 12/31/49† 144A	255,821
40,000	Mohegan Tribal Gaming Authority, Series 1, 11.50%, due 11/01/17 144A	37,100
265,000	Mohegan Tribal Gaming Authority, Senior Note, 6.13%, due 02/15/13	178,875
190,000	Momentive Performance Materials, Inc., 9.00%, due 01/15/21	145,350
75,000	Moog, Inc., 7.25%, due 06/15/18	79,500
1,000,000	Morgan Stanley, 6.60%, due 04/01/12	1,008,379
5,000,000	Morgan Stanley, 7.30%, due 05/13/19	5,099,435
130,000	Morgan Stanley, (MTN), Series F, 0.85%, due 10/18/16†	104,435
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	988,687
150,000	Mueller Water Products, Inc., 8.75%, due 09/01/20	163,688
85,000	Mueller Water Products, Inc., Senior Subordinated Note, 7.38%, due 06/01/17	77,775
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/29/49†	101,664
180,000	Nalco Co., 6.63%, due 01/15/19 144A	208,350
50,000	National Semiconductor Corp., Senior Note, 6.60%, due 06/15/17	61,486
139,000	Navistar International Corp., 8.25%, due 11/01/21	148,556
110,000	News America, Inc., 4.50%, due 02/15/21	115,552
525,000	News America, Inc., 5.65%, due 08/15/20	587,247
475,000	News America, Inc., 6.20%, due 12/15/34	512,252
30,000	News America, Inc., Senior Note, 6.65%, due 11/15/37	34,099
780,000	Noble Energy, Inc., 4.15%, due 12/15/21	808,513
330,000	Nordea Bank AB, 3.70%, due 11/13/14 144A	335,484
200,000	Nordea Bank AB, 4.88%, due 01/27/20 144A	205,728
1,000,000	Nordstrom, Inc., 6.25%, due 01/15/18	1,184,234
250,000	Norske Skogindustrier ASA, 7.13%, due 10/15/33 144A	102,813
225,000	Novelis, Inc., 8.38%, due 12/15/17	240,187
380,000	Novelis, Inc., 8.75%, due 12/15/20	409,450
335,000	NRG Energy, Inc., 8.25%, due 09/01/20	338,350
480,000	Occidental Petroleum Corp., 3.13%, due 02/15/22	493,449
265,000	OGX Petroleo e Gas Participacoes SA, Series 1, 8.50%, due 06/01/18 144A	262,350

See accompanying Notes to the Financial Statements.	79

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

540,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	670,645
10,000	Pacific Gas & Electric Co., Senior Note, 5.63%, due 11/30/17	11,849
205,000	Packaging Dynamics Corp., 8.75%, due 02/01/16 144A	206,025
175,000	Peabody Energy Corp., 6.00%, due 11/15/18 144A	179,375
800,000	Peabody Energy Corp., 6.50%, due 09/15/20	844,000
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	693,112
171,000	PepsiCo, Inc., Senior Note, 7.90%, due 11/01/18	231,183
660,000	Pernod-Ricard SA, 4.45%, due 01/15/22 144A	692,807
400,000	Petrobras International Finance Co., 3.88%, due 01/27/16	414,084
1,280,000	Petrobras International Finance Co. — PIFCo, 5.38%, due 01/27/21	1,351,169
196,000	Petrobras International Finance Co. — PIFCo, 5.75%, due 01/20/20	210,724
160,000	Petrobras International Finance Co. — PIFCo, 6.13%, due 10/06/16	178,170
100,000	Petroleos Mexicanos, 5.50%, due 01/21/21	109,000
210,000	Pfizer, Inc., 7.20%, due 03/15/39	311,142
205,000	PHI, Inc., 8.63%, due 10/15/18	206,538
670,000	Philip Morris International, Inc., 2.90%, due 11/15/21	684,560
225,000	Pinnacle Entertainment, Inc., Senior Subordinated Note, 7.50%, due 06/15/15	223,875
205,000	Pittsburgh Glass Works LLC, 8.50%, due 04/15/16 144A	198,338
200,000	Polypore International, Inc., 7.50%, due 11/15/17	208,000
90,000	Potash Corp. of Saskatchewan, Inc., 4.88%, due 03/30/20	103,523
265,000	Precision Drilling Corp., 6.50%, due 12/15/21 144A	271,625
60,000	Precision Drilling Corp., 6.63%, due 11/15/20	61,650
430,000	QEP Resources, Inc., 6.88%, due 03/01/21	465,475
200,000	QVC, Inc., 7.38%, due 10/15/20 144A	214,500
20,000	Qwest Communications International, Inc., Senior Note, Series B, 7.50%, due 02/15/14	20,126
100,000	Qwest Corp., 6.88%, due 09/15/33	99,829
45,000	Qwest Corp., 7.50%, due 10/01/14	49,789
295,000	Rabobank Nederland NV, 11.00%, due 12/29/49 † 144A	346,660
440,000	RailAmerica, Inc., 9.25%, due 07/01/17	482,900
500,000	Range Resources Corp., 6.75%, due 08/01/20	557,500
487,000	Range Resources Corp., 8.00%, due 05/15/19	545,440
73,098	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14¤ **** †††	—
220,000	Raytheon Co., 3.13%, due 10/15/20	222,137
1,370,000	Reed Elsevier Capital, Inc., Guaranteed Note, 8.63%, due 01/15/19	1,712,223
329,000	Regency Energy Partners, LP/Regency Energy Finance Corp., 6.50%, due 07/15/21	343,805
590,000	Resona Preferred Global Securities, Cayman, 7.19%, due 12/31/49† 144A	583,863
755,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	859,145
190,000	Reynolds American, Inc., Senior Secured Note, 7.25%, due 06/01/12	194,631
410,000	Reynolds Group DL Escrow Inc./Reynolds Group Escrow LLC, 8.75%, due 10/15/16 144A	433,575
410,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 7.13%, due 04/15/19 144A	419,225
125,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.00%, due 04/15/19 144A	119,375
310,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.25%, due 05/15/18 144A	298,375
70,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 9.88%, due 08/15/19 144A	68,250

80	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

80,000	Rio Tinto Finance USA, Ltd., 3.75%, due 09/20/21	84,000
110,000	Rio Tinto Finance USA, Ltd., 6.50%, due 07/15/18	132,765
1,240,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,694,738
720,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19 144A	876,406
40,000	Rogers Cable, Inc., 6.25%, due 06/15/13	42,832
20,000	Rogers Communications, Inc., Senior Note, 6.80%, due 08/15/18	24,396
110,000	Royal Bank of Scotland Group Plc, 5.00%, due 11/12/13	99,447
800,000	Royal Bank of Scotland Group Plc, 5.00%, due 10/01/14	660,766
350,000	Royal Bank of Scotland Group Plc, 5.05%, due 01/08/15	285,594
710,000	Royal Bank of Scotland Group Plc, 6.40%, due 10/21/19	665,687
200,000	Royal Bank of Scotland Group Plc, 6.99%, due 12/31/49 144A	126,250
100,000	Royal Bank of Scotland Group Plc, 7.65%, due 12/31/49†	68,625
400,000	Royal Bank of Scotland Plc (The), 0.72%, due 08/29/17†	270,499
210,000	Royal Bank of Scotland Plc (The), 3.95%, due 09/21/15	197,085
775,000	Royal Bank of Scotland Plc (The), 4.38%, due 03/16/16	740,041
775,000	Royal Bank of Scotland Plc (The), 5.63%, due 08/24/20	744,570
1,100,000	Royal Bank of Scotland Plc (The), 6.13%, due 01/11/21	1,087,036
150,000	RSHB Capital SA for OJSC Russian Agricultural Bank, 6.30%, due 05/15/17 144A	150,375
1,070,000	Safeway, Inc., 3.95%, due 08/15/20	1,058,566
500,000	Santander US Debt SA Unipersonal, Series 1, 3.72%, due 01/20/15 144A	454,325
400,000	Santander US Debt SA Unipersonal, 3.78%, due 10/07/15 144A	362,812
200,000	Sealed Air Corp., Series 1, 8.13%, due 09/15/19 144A	220,000
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	106,150
10,000	Service Corp. International, Senior Note, 7.63%, due 10/01/18	11,175
110,000	SESI LLC, 7.13%, due 12/15/21 144A	115,775
235,000	Shea Homes, LP/Shea Homes Funding Corp., 8.63%, due 05/15/19 144A	220,312
580,000	Shell International Finance BV, 4.38%, due 03/25/20	678,321
400,000	Sheraton Holding Corp., 7.38%, due 11/15/15	454,000
10,000	SLM Corp., 5.00%, due 04/15/15	9,630
65,000	SLM Corp., 5.63%, due 08/01/33	48,617
1,080,000	SLM Corp., 8.00%, due 03/25/20	1,093,500
405,000	Springleaf Finance Corp., 6.90%, due 12/15/17	293,625
60,000	Sprint Capital Corp., 6.88%, due 11/15/28	43,125
660,000	Sprint Capital Corp., 8.75%, due 03/15/32	537,075
1,535,000	Sprint Capital Corp., Guaranteed Note, 6.90%, due 05/01/19	1,270,212
1,150,000	Sprint Nextel Corp., 6.00%, due 12/01/16	960,250
225,000	SPX Corp., 6.88%, due 09/01/17	244,125
245,000	Standard Pacific Corp., 8.38%, due 05/15/18	233,975
1,000,000	State Bank of India (London Branch), 4.50%, due 10/23/14	998,050
780,000	State Street Corp., 4.96%, due 03/15/18	811,828
210,000	Steel Dynamics, Inc., 7.63%, due 03/15/20	222,600
130,000	Steel Dynamics, Inc., 7.75%, due 04/15/16	136,175
100,000	Steel Dynamics, Inc., Senior Note, 6.75%, due 04/01/15	102,750
15,000	Steel Dynamics, Inc., Senior Note, 7.38%, due 11/01/12	15,656
105,000	Stora Enso Oyj, 7.25%, due 04/15/36 144A	86,100
400,000	Sumitomo Mitsui Banking Corp., 3.10%, due 01/14/16 144A	416,739
550,000	Sumitomo Mitsui Banking Corp., 3.15%, due 07/22/15 144A	574,396

See accompanying Notes to the Financial Statements.	81

Mercer Core Opportunistic Fixed Income Fund (formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

100,000	SunGard Data Systems, Inc., 7.38%, due 11/15/18	102,875
100,000	SunGard Data Systems, Inc., 7.63%, due 11/15/20	103,250
110,000	SunGard Data Systems, Inc., Senior Subordinated Note, 10.25%, due 08/15/15	114,538
99,000	SunTrust Preferred Capital I, 4.00%, due 12/31/49†	67,444
175,000	Swift Energy Co., 8.88%, due 01/15/20	184,625
55,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., Series 1, 6.88%, due 02/01/21 144A	55,963
95,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 7.88%, due 10/15/18	100,700
95,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 8.25%, due 07/01/16	99,988
380,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	489,418
8,000	Teck Resources, Ltd., 9.75%, due 05/15/14	9,406
12,000	Teck Resources, Ltd., 10.25%, due 05/15/16	13,812
35,000	Teekay Corp., 8.50%, due 01/15/20	33,863
550,000	Telecom Italia Capital SA, 4.95%, due 09/30/14	510,830
500,000	Telecom Italia Capital SA, 6.18%, due 06/18/14	481,200
300,000	Telecom Italia Capital SA, 7.00%, due 06/04/18	280,822
950,000	Telecom Italia Capital SA, 7.18%, due 06/18/19	891,502
450,000	Telefonica Emisiones SAU, 5.13%, due 04/27/20	423,393
30,000	Telefonica Emisiones SAU, 5.46%, due 02/16/21	28,678
120,000	Telefonica Emisiones SAU, 5.88%, due 07/15/19	118,770
430,000	Tenet Healthcare Corp., 8.88%, due 07/01/19	484,825
115,000	Tenet Healthcare Corp., 10.00%, due 05/01/18	131,963
20,000	Tennessee Gas Pipeline Co., 7.63%, due 04/01/37	23,959
320,000	Terex Corp., 8.00%, due 11/15/17	315,200
110,000	Tesoro Corp., Senior Note, 6.50%, due 06/01/17	113,300
620,000	Teva Pharmaceutical Finance Co. BV, 3.65%, due 11/10/21	631,924
610,000	Teva Pharmaceutical Finance IV BV, 3.65%, due 11/10/21	621,732
130,000	Texas Competitive Electric Holdings Co. LLC/TCEH Finance, Inc., Series 1, 11.50%, due 10/01/20 144A	110,988
295,000	Texas Industries, Inc., 9.25%, due 08/15/20	265,500
220,000	Thermo Fisher Scientific, Inc., 3.60%, due 08/15/21	230,236
100,000	Time Warner Cable, Inc., 4.13%, due 02/15/21	102,885
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	843,710
690,000	Time Warner Cable, Inc., 5.88%, due 11/15/40	749,454
160,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	195,056
855,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	1,075,416
2,240,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	2,864,288
240,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	315,466
260,000	Time Warner, Inc., 4.70%, due 01/15/21	280,465
200,000	Time Warner, Inc., 4.75%, due 03/29/21	217,303
50,000	Time Warner, Inc., 6.25%, due 03/29/41	60,168
200,000	Time Warner, Inc., 7.63%, due 04/15/31	258,899
2,175,000	Time Warner, Inc., 7.70%, due 05/01/32	2,845,855
10,000	TL Acquisitions, Inc., Senior Subordinated Note, 10.50%, due 01/15/15 144A	7,225
130,000	TNK-BP Finance SA, 6.63%, due 03/20/17 144A	133,250
1,100,000	TNK-BP Finance SA, 7.50%, due 07/18/16 144A	1,163,250
3,200,000	TNK-BP Finance SA, 7.88%, due 03/13/18 144A	3,452,000

82	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

148,000	Tomkins LLC / Tomkins, Inc., 9.00%, due 10/01/18	164,835
440,000	Total Capital SA, 4.25%, due 12/15/21	487,872
325,000	TransDigm, Inc., 7.75%, due 12/15/18	351,000
330,000	Transocean, Inc., Senior Note, 5.25%, due 03/15/13	339,337
1,025,000	Travelers Cos. (The), Inc., 5.80%, due 05/15/18	1,206,467
240,000	Triumph Group, Inc., 8.63%, due 07/15/18	264,000
370,000	UBS AG/Stamford Branch, 2.25%, due 01/28/14	360,233
270,000	UBS AG/Stamford Branch, 4.88%, due 08/04/20	268,624
500,000	UBS AG/Stamford Branch, 5.75%, due 04/25/18	518,720
1,837,000	Union Pacific Corp., 4.16%, due 07/15/22	1,998,028
300,000	United Business Media, Ltd., 5.75%, due 11/03/20 144A	303,116
210,000	United Parcel Service, Inc., Senior Note, 4.50%, due 01/15/13	218,703
320,000	United Rentals North America, Inc., 9.25%, due 12/15/19	336,800
150,000	United States Steel Corp., 7.38%, due 04/01/20	147,000
95,000	United States Steel Corp., Senior Note, 7.00%, due 02/01/18	94,525
90,000	UnitedHealth Group, Inc., 3.38%, due 11/15/21	93,273
520,000	UnitedHealth Group, Inc., Senior Note, 6.00%, due 02/15/18	619,069
280,000	UPCB Finance III, Ltd., 6.63%, due 07/01/20 144A	277,200
245,000	USG Corp., 6.30%, due 11/15/16	192,325
105,000	USG Corp., 8.38%, due 10/15/18 144A	97,125
390,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	445,985
320,000	Vedanta Resources Plc, 8.25%, due 06/07/21 144A	251,200
220,000	Vedanta Resources Plc, Senior Global Note, 8.75%, due 01/15/14 144A	215,600
280,000	Verizon Communications, Inc., 3.50%, due 11/01/21	292,120
180,000	Verizon Communications, Inc., 6.00%, due 04/01/41	224,030
110,000	Verizon Communications, Inc., 6.10%, due 04/15/18	132,327
195,000	Vertellus Specialties, Inc., 9.38%, due 10/01/15 144A	150,150
225,000	Vulcan Materials Co., 6.50%, due 12/01/16	233,437
1,400,000	Vulcan Materials Co., 7.50%, due 06/15/21	1,519,000
1,500,000	Wachovia Bank NA, 0.88%, due 03/15/16†	1,344,154
1,070,000	Wachovia Capital Trust III, Secured Note, 5.57%, due 12/31/49†	900,137
700,000	Wachovia Corp., 5.75%, due 02/01/18	796,249
700,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	762,890
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	675,462
550,000	Wal-Mart Stores, Inc., 5.63%, due 04/15/41	713,687
190,000	Waste Management, Inc., 7.38%, due 05/15/29	242,232
30,000	WellPoint, Inc., 3.70%, due 08/15/21	30,892
730,000	WellPoint, Inc., 5.88%, due 06/15/17	842,148
1,750,000	WellPoint, Inc., 7.00%, due 02/15/19	2,114,546
420,000	Wells Fargo & Co., 3.68%, due 06/15/16	439,349

90,000	Wells Fargo & Co., 4.60%, due 04/01/21	98,889
1,000,000	Wells Fargo Bank NA, Subordinated Note, 4.75%, due 02/09/15	1,044,039
350,000	Wells Fargo Capital X, 5.95%, due 12/01/86	353,937
124,000	Williams Cos. (The), Inc., 7.88%, due 09/01/21	152,880
270,000	Williams Cos., Inc., Series A, 7.50%, due 01/15/31	329,973
290,000	Williams Partners, LP/Williams Partners Finance Corp., Senior Note, 7.25%, due 02/01/17	344,411

See accompanying Notes to the Financial Statements.	83

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

75,000	Windstream Corp., 8.13%, due 09/01/18	80,719
200,000	WPX Energy, Inc., 6.00%, due 01/15/22 144A	205,750
510,000	Wyeth, 5.95%, due 04/01/37	655,664
120,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., 7.88%, due 11/01/17	132,300
255,000	Wynn Las Vegas, LLC, 7.75%, due 08/15/20	284,325
300,000	Xerox Corp., 5.63%, due 12/15/19	328,243
2,500,000	Xerox Corp., 6.35%, due 05/15/18	2,819,882

		324,689,315

	Mortgage Backed Securities - Private Issuers — 2.9%

400,000	Americold LLC Trust, Series 2010-ARTA, Class A2FX, 4.95%, due 01/14/29 144A	441,011
150,000	Banc of America Commercial Mortgage, Inc., Series 2006-2, Class A4, 5.73%, due 05/10/45†	168,592
183,596	Banc of America Funding Corp., Series 2005-E, Class 8A1, 2.71%, due 06/20/35†	80,491
640,000	Banc of America Merrill Lynch Commercial Mortgage, Inc., Series 2007-4, Class A4, 5.72%, due 02/10/51†	703,155
295,718	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 2.88%, due 02/25/35†	243,283
520,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.72%, due 09/11/38†	582,282
538,981	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 2.52%, due 02/25/36† 144A	529,789
131,036	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.59%, due 11/20/35†	66,541
85,598	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.55%, due 12/25/35†	55,515
103,753	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 0.58%, due 04/25/35†	57,058
94,506	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 0.59%, due 05/25/35†	54,639
84,693	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF, 0.69%, due 09/25/35† 144A	69,813
395,906	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR30, Class 2A1, 2.71%, due 01/25/34†	334,674
330,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, due 08/15/38†	362,629
260,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A3, 5.79%, due 09/15/39†	271,441
524,179	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR1, Class A2A, 0.69%, due 09/19/44†	335,336
391,989	Extended Stay America Trust, Series 2010-ESHA, Class A, 2.95%, due 11/05/27 144A	393,950
255,159	First Horizon Alternative Mortgage Securities, Series 2004-AA4, Class A1, 2.24%, due 10/25/34†	206,095

324,417	First Horizon Alternative Mortgage Securities, Series 2006-FA1, Class 1A6, 1.04%, due 04/25/36†	279,984
491,080	First Horizon Alternative Mortgage Securities, Series 2006-FA8, Class 1A8, 0.66%, due 02/25/37†	253,415
290,000	Fremont Home Loan Trust, Series 2004-B, Class M1, 1.16%, due 05/25/34†	209,084
256,336	Granite Mortgages Plc, Series 2003-2, Class 1A3, 0.91%, due 07/20/43 † 144A	245,941

84	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

164,380	Granite Mortgages Plc, Series 2004-3, Class 2A1, 0.84%, due 09/20/44†	157,468
443,982	Greenpoint Mortgage Funding Trust, Series 2007-AR2, Class 1A1, 0.42%, due 04/25/47†	361,194
110,000	GS Mortgage Securities Corp. II, Series 2011-GC3, Class A4, 4.75%, due 03/10/44 144A	121,711
296,933	GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.64%, due 03/25/35† 144A	241,155
852,651	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.64%, due 09/25/35† 144A	669,808
149,884	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.88%, due 06/25/34†	143,256
87,748	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.62%, due 06/20/35†	65,647
1,223,731	Harborview Mortgage Loan Trust, Series 2006-13, Class A, 0.46%, due 11/19/46†	507,064
1,169,563	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.50%, due 07/19/47†	694,897
406,776	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 4.91%, due 09/25/35†	285,964
859,678	Indymac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, 5.00%, due 08/25/37†	499,314
195,245	Indymac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 5.74%, due 11/25/37†	140,491
745,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-LDP9, Class A3, 5.34%, due 05/15/47	793,034
56,655	Lehman XS Trust, Series 2005-5N, Class 1A1, 0.59%, due 11/25/35†	39,478
128,242	Lehman XS Trust, Series 2005-7N, Class 1A1B, 1.00%, due 12/25/35†	37,036
284,527	Lehman XS Trust, Series 2006-2N, Class 1A1, 1.00%, due 02/25/46†	147,760
4	Lehman XS Trust, Series 2007-2N, Class 3A1, 1.00%, due 02/25/37†	4
146,004	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 2.68%, due 01/25/36†	105,169
1,326,588	MASTR Adjustable Rate Mortgages Trust, Series 2007-3, Class 12A1, 0.49%, due 05/25/47†	649,197
546,446	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 2.57%, due 11/25/35† 144A	283,464
358,938	MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, due 08/25/34 144A	368,984
481,481	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.64%, due 05/25/35† 144A	383,252
94,111	Merrill Lynch Mortgage Investors, Inc., Series 2005-A3, Class A1, 0.56%, due 04/25/35†	67,407
330,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.22%, due 11/12/37†	366,941
300,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.67%, due 05/12/39†	335,862
580,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2007-6, Class A4, 5.49%, due 03/12/51†	612,432
334,929	MLCC Mortgage Investors, Inc., Series 2007-1, Class 4A3, 5.69%, due 01/25/37†	322,338
248,089	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A, 2.79%, due 07/25/34†	210,520
374,486	Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A6, 2.48%, due 09/25/34†	298,379
494,999	Nomura Asset Acceptance Corp., Series 2004-R3, Class A1, 6.50%, due 02/25/35 144A	506,779
447,734	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 0.48%, due 09/25/46†	298,557
385,834	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	379,997
165,127	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	165,403
1,434,107	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	1,242,343
1,131,796	Prime Mortgage Trust, Series 2006-SRS12, Class AF, 6.00%, due 05/25/35 144A	1,004,543
522,525	Provident Funding Mortgage Loan Trust, Series 2005-1, Class 2A1, 2.63%, due 05/25/35†	474,052
286,817	RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 3.15%, due 12/26/35† 144A	282,248
104,172	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 0.69%, due 10/25/45†	53,256
195,717	Residential Asset Securitization Trust, Series 2003-A8, Class A2, 0.64%, due 10/25/18†	188,926
1,008,293	Sequoia Mortgage Trust, Series 2007-3, Class 1A1, 0.48%, due 07/20/36†	723,895
194,361	Structured Asset Securities Corp., Series 2002-9, Class A2, 0.59%, due 10/25/27†	165,486
142,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C29, Class A4, 5.31%, due 11/15/48	156,213

See accompanying Notes to the Financial Statements.	85

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued

248,893	WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.55%, due 02/25/33†	220,886
758,871	WaMu Mortgage Pass Through Certificates, Series 2003-AR10, Class A7, 2.45%, due 10/25/33†	719,342
992,475	WaMu Mortgage Pass Through Certificates, Series 2003-AR11, Class A6, 2.47%, due 10/25/33†	935,399
92,080	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.46%, due 09/25/33†	87,503
349,308	WaMu Mortgage Pass Through Certificates, Series 2004-AR13, Class A1A, 0.61%, due 11/25/34†	244,376
885,850	WaMu Mortgage Pass Through Certificates, Series 2004-AR14, Class A1, 2.48%, due 01/25/35†	806,271
536,327	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 4A, 6.50%, due 08/25/34	573,284
992,066	WaMu Mortgage Pass Through Certificates, Series 2005-AR11, Class A1A, 0.61%, due 08/25/45†	728,021
596,693	WaMu Mortgage Pass Through Certificates, Series 2005-AR3, Class A2, 2.57%, due 03/25/35†	509,914
372,600	WaMu Mortgage Pass Through Certificates, Series 2005-AR6, Class 2A1A, 0.52%, due 04/25/45†	272,027
80,067	WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 1A1, 2.31%, due 11/25/36†	57,024
134,094	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 0.58%, due 10/25/45†	96,848
126,589	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 0.55%, due 11/25/45†	90,395
126,589	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 0.57%, due 11/25/45†	81,763
293,024	Washington Mutual, Inc., Series 2005-AR17, Class A1A1, 0.56%, due 12/25/45†	209,977
146,512	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 0.58%, due 12/25/45†	95,762
188,592	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 0.56%, due 12/25/45†	135,637
235,740	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 0.58%, due 12/25/45†	163,406
318,741	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 2.31%, due 11/25/36†	211,367
782,454	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 2.39%, due 12/25/36†	506,043
344,949	Washington Mutual, Inc., Series 2006-AR20, Class 1A1, 5.84%, due 09/25/36†	232,588
346,690	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 1A2, 2.62%, due 11/25/34†	302,507
331,392	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR8, Class 2A1, 2.70%, due 06/25/35†	308,737
791,325	Wells Fargo Mortgage Loan Trust, Series 2010-RR4, Class 2A1, 2.78%, due 08/27/35† 144A	733,951
200,000	WF-RBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.38%, due 03/15/44 144A	214,390

310,000	WF-RBS Commercial Mortgage Trust, Series 2011-C4, Class A4, 4.90%, due 06/15/44† 144A	345,258
158,000	WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, due 11/15/44	165,262

		29,543,580

86	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — 39.6%

55,723	FHLMC, Pool # 1Q0136, 2.40%, due 09/01/36†	59,069
11,269,052	FHLMC, Pool # A96413, 4.00%, due 01/01/41	11,839,832
581,748	FHLMC, Pool # A90675, 4.50%, due 01/01/40	617,160
2,764,915	FHLMC, Pool # A91076, 4.50%, due 02/01/40	2,932,357
350,009	FHLMC, Pool # A91943, 4.50%, due 04/01/40	371,205
926,093	FHLMC, Pool # A92736, 4.50%, due 06/01/40	982,176
5,511,891	FHLMC, Pool # A93146, 4.50%, due 07/01/40	5,845,688
1,698,373	FHLMC, Pool # A93559, 4.50%, due 08/01/40	1,801,225
5,151,940	FHLMC, Pool # A93338, 4.50%, due 08/01/40	5,463,938
68,242	FHLMC, Pool # Q00012, 4.50%, due 04/01/41	72,358
2,206,240	FHLMC, Pool # A74793, 5.00%, due 03/01/38	2,373,510
3,177,858	FHLMC, Pool # 1Q0481, 5.15%, due 02/01/38†	3,405,232
1,496,155	FHLMC, Pool # G01749, 5.50%, due 01/01/35	1,629,927
286,007	FHLMC, Pool # A39306, 5.50%, due 11/01/35	311,401
389,743	FHLMC, Pool # G02427, 5.50%, due 12/01/36	423,921
687,770	FHLMC, Pool # G03695, 5.50%, due 11/01/37	748,081
392,516	FHLMC, Pool # G04222, 5.50%, due 04/01/38	426,507
2,772,831	FHLMC, Pool # G04587, 5.50%, due 08/01/38	3,012,952
2,665,668	FHLMC, Pool # G06172, 5.50%, due 12/01/38	2,896,509
4,660,799	FHLMC, Pool # G06020, 5.50%, due 12/01/39	5,064,414
38,639	FHLMC, Pool # 1N1589, 5.79%, due 05/01/37†	41,338
787,210	FHLMC, Pool # G02462, 6.00%, due 12/01/36	867,434
5,650,772	FHLMC, Pool # G02988, 6.00%, due 05/01/37	6,216,049
100,083	FHLMC, Pool # H09061, 6.00%, due 06/01/37	109,391
1,378,666	FHLMC, Pool # G03362, 6.00%, due 09/01/37	1,516,581
1,629,024	FHLMC, Pool # G08271, 6.00%, due 05/01/38	1,791,474
4,258,262	FHLMC, Pool # G06409, 6.00%, due 11/01/39	4,697,298
1,097,451	FHLMC, Pool # G06832, 6.00%, due 03/01/40	1,209,293
276,002	FHLMC, Pool # G06669, 6.50%, due 09/01/39	312,151
266,003	FHLMC, Series 2808, Class FT, 0.63%, due 04/15/33†	266,125
100,000	FHLMC Gold Pool TBA, Pool # 004200, 4.00%, due 02/01/40	104,906
100,000	FHLMC Gold Pool TBA, Pool # 028169, 5.50%, due 06/01/35	108,516
1,684,856	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K006, Class AX1, 1.06%, due 01/25/20†	105,507
3,249,273	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K007, Class X1, 1.24%, due 04/25/20†	229,491
3,965,419	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K008, Class X1, 1.68%, due 06/25/20†	392,380
1,799,898	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K009, Class X1, 1.52%, due 08/25/20†	155,699
1,752,910	FHLMC Multifamily Structured Pass Through Certificates, (IO), Series K702, Class X1, 1.57%, due 02/25/18†	131,224
452,150	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1, 1.61%, due 07/25/44†	461,072
2,000,000	FHLMC TBA, Pool # 648, 3.50%, due 05/01/41	2,054,063
576,753	FNMA, Pool # AE2641, 3.50%, due 10/01/25	603,852

See accompanying Notes to the Financial Statements.	87

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

2,858,144	FNMA, Pool # AH2430, 3.50%, due 01/01/26	2,992,435
1,159,708	FNMA, Pool # AH4523, 3.50%, due 02/01/26	1,214,198
1,529,563	FNMA, Pool # AE3507, 3.50%, due 02/01/26	1,601,430
1,946,511	FNMA, Pool # AE2148, 3.50%, due 02/01/26	2,037,969
1,480,868	FNMA, Pool # AH4692, 3.50%, due 03/01/26	1,550,447
292,602	FNMA, Pool # AL0554, 3.50%, due 08/01/26	306,350
1,012,382	FNMA, Pool # AE7610, 3.50%, due 11/01/40	1,042,407
37,002	FNMA, Pool # AH5496, 3.50%, due 01/01/41	38,100
1,901,694	FNMA, Pool # AE0828, 3.50%, due 02/01/41	1,958,093
35,646	FNMA, Pool # AH7568, 3.50%, due 03/01/41	36,703
924,893	FNMA, Pool # MA0932, 3.50%, due 12/01/41	952,323
290,663	FNMA, Pool # 735321, 4.00%, due 03/01/15	306,761
1,112,657	FNMA, Pool # 889304, 4.00%, due 04/01/23	1,174,170
2,971,999	FNMA, Pool # AA4538, 4.00%, due 04/01/24	3,136,305
900,270	FNMA, Pool # AA5528, 4.00%, due 04/01/24	950,041
3,848,684	FNMA, Pool # 935983, 4.00%, due 05/01/25	4,061,458
3,253,439	FNMA, Pool # AD8009, 4.00%, due 07/01/25	3,433,305
32,419	FNMA, Pool # AD7737, 4.00%, due 07/01/25	34,211
14,486	FNMA, Pool # AE2434, 4.00%, due 09/01/25	15,286
235,632	FNMA, Pool # AD7480, 4.00%, due 09/01/25	248,659
37,891	FNMA, Pool # AE7182, 4.00%, due 11/01/25	39,986
895,572	FNMA, Pool # AE6360, 4.00%, due 11/01/25	945,084
296,116	FNMA, Pool # AE0551, 4.00%, due 11/01/25	312,487
207,259	FNMA, Pool # AE8298, 4.00%, due 11/01/25	218,717
141,006	FNMA, Pool # AE8069, 4.00%, due 12/01/25	148,802
49,894	FNMA, Pool # AH3622, 4.00%, due 01/01/26	52,715
806,207	FNMA, Pool # AL0243, 4.00%, due 01/01/26	850,778
609,674	FNMA, Pool # 890306, 4.00%, due 04/01/26	644,142
1,999,999	FNMA, Pool # AH8167, 4.00%, due 04/01/26	2,113,068
3,500,384	FNMA, Pool # AI3000, 4.00%, due 06/01/26	3,698,278
1,926,820	FNMA, Pool # AL0605, 4.00%, due 08/01/26	2,033,344
105,628	FNMA, Pool # 776565, 4.00%, due 04/01/34	111,704
98,896	FNMA, Pool # AA4432, 4.00%, due 03/01/39	104,013
20,032	FNMA, Pool # MA0006, 4.00%, due 03/01/39	21,068
129,828	FNMA, Pool # 982569, 4.00%, due 04/01/39	136,546
91,586	FNMA, Pool # AE4971, 4.00%, due 11/01/40	96,325
70,333	FNMA, Pool # AE9244, 4.00%, due 11/01/40	73,972
2,791,581	FNMA, Pool # AE8321, 4.00%, due 11/01/40	2,936,028
15,902,981	FNMA, Pool # AH0946, 4.00%, due 12/01/40	16,725,865
7,461,778	FNMA, Pool # AH1230, 4.00%, due 12/01/40	7,847,880
2,350,594	FNMA, Pool # AH0857, 4.00%, due 12/01/40	2,472,223
146,588	FNMA, Pool # AH0943, 4.00%, due 12/01/40	155,021
735,430	FNMA, Pool # AH1338, 4.00%, due 12/01/40	778,195
844,346	FNMA, Pool # AE7295, 4.00%, due 12/01/40	888,036
937,644	FNMA, Pool # AB2088, 4.00%, due 01/01/41	986,161
953,100	FNMA, Pool # AH2800, 4.00%, due 01/01/41	1,002,417

88	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

352,254	FNMA, Pool # AH2399, 4.00%, due 01/01/41	370,481
233,061	FNMA, Pool # AH2926, 4.00%, due 01/01/41	245,121
953,810	FNMA, Pool # AH3394, 4.00%, due 01/01/41	1,003,164
5,418,228	FNMA, Pool # AH5575, 4.00%, due 02/01/41	5,698,589
953,460	FNMA, Pool # AE0949, 4.00%, due 02/01/41	1,002,795
190,609	FNMA, Pool # AH6392, 4.00%, due 02/01/41	201,574
1,913,437	FNMA, Pool # AE4476, 4.00%, due 03/01/41	2,012,446
3,134,525	FNMA, Pool # AI1707, 4.00%, due 03/01/41	3,296,718
178,955	FNMA, Pool # AH6233, 4.00%, due 03/01/41	188,215
1,360,224	FNMA, Pool # AH6234, 4.00%, due 03/01/41	1,431,033
3,926,250	FNMA, Pool # AH6486, 4.00%, due 03/01/41	4,130,637
976,040	FNMA, Pool # AH9138, 4.00%, due 04/01/41	1,026,544
76,210	FNMA, Pool # AH9139, 4.00%, due 04/01/41	80,153
499,766	FNMA, Pool # AH9917, 4.00%, due 04/01/41	525,782
4,700,694	FNMA, Pool # AH8022, 4.00%, due 04/01/41	4,943,927
1,384,744	FNMA, Pool # AI5044, 4.00%, due 06/01/41	1,456,829
723,899	FNMA, Pool # AI0771, 4.00%, due 08/01/41	761,583
2,753,927	FNMA, Pool # AI7253, 4.00%, due 08/01/41	2,897,287
2,883,956	FNMA, Pool # AI8186, 4.00%, due 08/01/41	3,034,085
989,444	FNMA, Pool # AB3745, 4.00%, due 10/01/41	1,040,951
1,893,881	FNMA, Pool # AJ5304, 4.00%, due 11/01/41	1,992,470
52,333	FNMA, Pool # 254802, 4.50%, due 07/01/18	56,052
672,318	FNMA, Pool # 982875, 4.50%, due 05/01/23	723,395
47,935	FNMA, Pool # AB1370, 4.50%, due 08/01/25	51,162
365,069	FNMA, Pool # MA0706, 4.50%, due 04/01/31	390,560
1,194,905	FNMA, Pool # MA0734, 4.50%, due 05/01/31	1,278,337
367,863	FNMA, Pool # MA0776, 4.50%, due 06/01/31	393,549
27,893	FNMA, Pool # 995373, 4.50%, due 02/01/39	29,715
887,816	FNMA, Pool # 931487, 4.50%, due 07/01/39	945,784
86,168	FNMA, Pool # AC8568, 4.50%, due 01/01/40	91,794
58,870	FNMA, Pool # AD1656, 4.50%, due 03/01/40	62,714
26,282	FNMA, Pool # AC5613, 4.50%, due 03/01/40	27,998
697,028	FNMA, Pool # AH6923, 4.50%, due 04/01/41	742,539
3,913,490	FNMA, Pool # AL0215, 4.50%, due 04/01/41	4,169,011
8,201,608	FNMA, Pool # AI0736, 4.50%, due 05/01/41	8,737,110
7,055,038	FNMA, Pool # AI3399, 4.50%, due 05/01/41	7,515,678
682,361	FNMA, Pool # AB3517, 4.50%, due 09/01/41	726,914
746,580	FNMA, Pool # AL0476, 5.00%, due 11/01/40	814,965
93,990	FNMA, Pool # AI0511, 5.00%, due 04/01/41	102,599
193,792	FNMA, Pool # AI1863, 5.00%, due 05/01/41	211,542
863,898	FNMA, Pool # AI1892, 5.00%, due 05/01/41	943,029
193,883	FNMA, Pool # AI2433, 5.00%, due 05/01/41	211,642
97,718	FNMA, Pool # AI2443, 5.00%, due 05/01/41	106,669
93,910	FNMA, Pool # AI2462, 5.00%, due 05/01/41	102,512
99,051	FNMA, Pool # AI4261, 5.00%, due 06/01/41	108,123
863,336	FNMA, Pool # AE0011, 5.50%, due 09/01/23	945,837
4,097,383	FNMA, Pool # 995253, 5.50%, due 12/01/23	4,451,799

See accompanying Notes to the Financial Statements.	89

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

5,514,740	FNMA, Pool # AL0278, 5.50%, due 01/01/25	5,988,859
32,961	FNMA, Pool # 254548, 5.50%, due 12/01/32	36,037
368,812	FNMA, Pool # 555591, 5.50%, due 07/01/33	403,228
4,426,592	FNMA, Pool # 725221, 5.50%, due 01/01/34	4,839,666
215,554	FNMA, Pool # 735224, 5.50%, due 02/01/35	235,668
474,286	FNMA, Pool # 990906, 5.50%, due 10/01/35	518,248
2,702,025	FNMA, Pool # 849077, 5.50%, due 01/01/36	2,950,791
106,608	FNMA, Pool # 852523, 5.50%, due 02/01/36	116,323
385,079	FNMA, Pool # 878059, 5.50%, due 03/01/36	420,170
93,135	FNMA, Pool # 256219, 5.50%, due 04/01/36	100,269
276,914	FNMA, Pool # 868658, 5.50%, due 04/01/36	302,149
354,898	FNMA, Pool # 190375, 5.50%, due 11/01/36	387,239
298,919	FNMA, Pool # 968968, 5.50%, due 01/01/38	327,186
625,452	FNMA, Pool # 995072, 5.50%, due 08/01/38	686,944
1,340,136	FNMA, Pool # 745506, 5.66%, due 02/01/16	1,511,855
5,010,360	FNMA, Pool # AL0144, 5.79%, due 11/01/37†	5,423,691
43,882	FNMA, Pool # 840483, 6.00%, due 11/01/21	47,576
684,068	FNMA, Pool # 256517, 6.00%, due 12/01/26	754,423
670,954	FNMA, Pool # 256962, 6.00%, due 11/01/27	739,541
26,116	FNMA, Pool # 745000, 6.00%, due 10/01/35	28,945
339,989	FNMA, Pool # 882524, 6.00%, due 05/01/36	375,116
77,842	FNMA, Pool # 887324, 6.00%, due 08/01/36	85,884
162,190	FNMA, Pool # 893282, 6.00%, due 08/01/36	178,947
210,007	FNMA, Pool # 878210, 6.00%, due 09/01/36	231,704
33,986	FNMA, Pool # 882321, 6.00%, due 09/01/36	37,498
32,714	FNMA, Pool # 900746, 6.00%, due 09/01/36	36,170
209,469	FNMA, Pool # 898198, 6.00%, due 11/01/36	231,110
881,640	FNMA, Pool # 948690, 6.00%, due 08/01/37	977,550
304,895	FNMA, Pool # 888736, 6.00%, due 10/01/37	334,443
546,933	FNMA, Pool # 955166, 6.00%, due 11/01/37	599,937
6,060,118	FNMA, Pool # 967691, 6.00%, due 01/01/38	6,680,548
1,252,724	FNMA, Pool # 889552, 6.00%, due 05/01/38	1,380,585
2,553,991	FNMA, Pool # 889579, 6.00%, due 05/01/38	2,825,071
2,916,864	FNMA, Pool # AL0406, 6.00%, due 06/01/38	3,199,538
995,447	FNMA, Pool # AL0852, 6.00%, due 06/01/38	1,091,916
2,124,607	FNMA, Pool # AL0901, 6.00%, due 07/01/38	2,330,503
776,736	FNMA, Pool # AE0028, 6.00%, due 10/01/39	856,986
3,818,874	FNMA, Pool # AE0469, 6.00%, due 12/01/39	4,209,847
677,542	FNMA, Pool # AE0616, 6.00%, due 03/01/40	746,908
3,101,499	FNMA, Pool # AL0851, 6.00%, due 10/01/40	3,419,028
22,361	FNMA, Pool # 869972, 6.50%, due 04/01/36	25,193
205,360	FNMA, Pool # 955797, 6.50%, due 10/01/37	230,042
1,983,225	FNMA, Pool # AL0886, 6.50%, due 10/01/38	2,257,537
1,978,680	FNMA, Pool # AL0885, 6.50%, due 06/01/39	2,222,684
1,788,529	FNMA, Pool # AL0814, 6.50%, due 06/01/40	2,009,084
2,501,406	FNMA, Pool # AL0778, 6.50%, due 01/01/49	2,756,325
4,707,570	FNMA, Pool # 888369, 7.00%, due 03/01/37	5,380,196

90	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

364,898	FNMA, Series 2004-38, Class FK, 0.64%, due 05/25/34†	365,481
1,027,817	FNMA, Series 2011-59, Class NZ, 5.50%, due 07/25/41	1,195,301
122,364	FNMA Grantor Trust, Series 2004-T1, Class 1A2, 6.50%, due 01/25/44	137,756
4,800,000	FNMA TBA, Pool # 001312, 3.00%, due 07/01/26	4,958,250
22,000,000	FNMA TBA, Pool # 003759, 3.50%, due 11/01/25	23,010,625
15,000,000	FNMA TBA, Pool # 001963, 3.50%, due 03/01/41	15,431,250
2,000,000	FNMA TBA, Pool # 007737, 4.00%, due 04/01/24	2,109,687
6,300,000	FNMA TBA, Pool # 009174, 4.00%, due 03/01/40	6,619,922
2,700,000	FNMA TBA, Pool # 018718, 4.50%, due 05/01/39	2,873,812
3,050,000	FNMA TBA, Pool # 029800, 5.00%, due 10/01/36	3,295,430
5,500,000	FNMA TBA, Pool # 045659, 5.50%, due 03/01/35	5,989,845
5,951,553	FNMA TBA, Pool # 725162, 6.00%, due 02/01/34	6,635,262
8,400,000	FNMA TBA, Pool # 052353, 6.00%, due 08/01/35	9,250,503
2,100,000	FNMA TBA, Pool # 48240, 6.50%, due 09/01/34	2,336,907
26,384	FNMA Whole Loan, Series 2003-W1, Class 1A1, 6.29%, due 12/25/42†	30,306
171,129	FNMA Whole Loan, Series 2004-W9, Class 2A1, 6.50%, due 02/25/44	191,054
1,136,611	FNMA, (IO), Series 2011-63, Class SW, 6.39%, due 07/25/41†	145,968
597,175	GNMA, Pool # 734712, 4.50%, due 03/15/40	651,611
181,970	GNMA, Pool # 004854, 4.50%, due 11/20/40	198,910
368,632	GNMA, Pool # 004883, 4.50%, due 12/20/40	402,949
91,700	GNMA, Pool # 004923, 4.50%, due 01/20/41	100,237
457,358	GNMA, Pool # 004946, 4.50%, due 02/20/41	499,935
7,337,269	GNMA, Pool # 004978, 4.50%, due 03/20/41	8,020,322
280,616	GNMA, Pool # 005017, 4.50%, due 04/20/41	306,740
313,538	GNMA, Pool # 641779, 5.00%, due 09/15/35	348,772
8,481	GNMA, Pool # 653562, 5.00%, due 04/15/36	9,411
176,441	GNMA, Pool # 733600, 5.00%, due 04/15/40	196,769
538,475	GNMA, Pool # 733627, 5.00%, due 05/15/40	600,530
84,043	GNMA, Pool # 004747, 5.00%, due 07/20/40	93,056
84,212	GNMA, Pool # 783050, 5.00%, due 07/20/40	93,221
1,364,423	GNMA, Pool # 004772, 5.00%, due 08/20/40	1,510,757
330,630	GNMA, Pool # 004802, 5.00%, due 09/20/40	366,090
476,824	GNMA, Pool # 510835, 5.50%, due 02/15/35	537,321
15,276	GNMA, Pool # 002657, 6.00%, due 10/20/28	17,366
18,001	GNMA, Pool # 003489, 6.00%, due 12/20/33	20,445
117,799	GNMA, Pool # 003879, 6.00%, due 07/20/36	133,577
15,265	GNMA, Pool # 003920, 6.00%, due 11/20/36	17,310
862,146	GNMA, Pool # 004145, 6.00%, due 05/20/38	974,926
387,432	GNMA, Pool # 004195, 6.00%, due 07/20/38	438,113
15,223	GNMA, Pool # 004245, 6.00%, due 09/20/38	17,214
160,344	GNMA, Pool # 004580, 6.00%, due 11/20/39	181,865
210,510	GNMA, Pool # 004602, 6.00%, due 12/20/39	238,048
123,102	GNMA, Pool # 004620, 6.00%, due 01/20/40	139,206
259,933	GNMA, Pool # 004639, 6.00%, due 02/20/40	293,935
454,790	GNMA, Pool # 004774, 6.00%, due 08/20/40	515,704
97,457	GNMA, Pool # 004804, 6.00%, due 09/20/40	110,510
928,054	GNMA, Pool # 004837, 6.00%, due 10/20/40	1,052,936

See accompanying Notes to the Financial Statements.	91

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

515,492	GNMA, Pool # 004871, 6.00%, due 11/20/40	584,857
543,301	GNMA, Pool # 004928, 6.00%, due 01/20/41	616,409
444,119	GNMA, Pool # 004991, 6.00%, due 03/20/41	503,881
1,345,023	GNMA, Pool # 005063, 6.00%, due 05/20/41	1,525,172
485,775	GNMA, Pool # 004040, 6.50%, due 10/20/37	554,740
1,000,000	GNMA Pool I TBA, Pool # 005245, 4.00%, due 08/01/40	1,072,969
900,000	GNMA Pool I TBA, Pool # 20018, 6.00%, due 12/01/35	1,018,828
5,200,000	GNMA Pool II TBA, Pool # 002916, 5.50%, due 07/01/36	5,831,313
277,954	GNMA REMIC, (IO), 5.77%, due 12/20/39†	42,228
2,000,000	GNMA TBA, Pool # 2220, 6.00%, due 05/01/36	2,259,375
988,712	GNMA, (IO), Series 2009-61, Class SB, 6.42%, due 08/20/39†	126,312
209,464	GNMA, (IO), Series 2009-68, Class SL, 6.47%, due 04/16/39†	29,227
2,016,921	GNMA, (IO), Series 2010-117, Class PS, 5.72%, due 10/20/39†	307,845
562,014	GNMA, (IO), Series 2010-160, Class SW, 6.27%, due 10/20/38†	88,934
392,078	GNMA, (IO), Series 2010-31, Class GS, 6.22%, due 03/20/39†	58,759
177,065	GNMA, (IO), Series 2011-32, Class S, 5.72%, due 03/16/41†	24,606
927,025	GNMA, (IO), Series 2011-70, Class BS, 6.42%, due 12/16/36†	146,912

		403,402,895

	Municipal Obligations — 4.2%

2,250,000	American Municipal Power-Ohio, Inc., 8.08%, due 02/15/50	3,142,620
2,700,000	California East Bay Municipal Utility District, 5.87%, due 06/01/40	3,329,289
600,000	Chicago Transit Authority, Series A, 6.90%, due 12/01/40	700,854
600,000	Chicago Transit Authority, Series B, 6.90%, due 12/01/40	700,854
1,100,000	Florida Educational Loan Marketing Corp., 0.39%, due 12/01/18†	824,852
450,000	Florida Educational Loan Marketing Corp., 0.47%, due 12/01/36†	353,106
155,000	Los Angeles Unified School District, 5.75%, due 07/01/34	171,266
1,235,000	Los Angeles Unified School District, 6.76%, due 07/01/34	1,533,919
1,250,000	New Jersey State Turnpike Authority, 7.10%, due 01/01/41	1,712,575
1,800,000	New York City Transitional Finance Authority, 4.73%, due 11/01/23	2,000,826
1,300,000	New York City Transitional Finance Authority, 4.91%, due 11/01/24	1,460,134
1,300,000	New York City Transitional Finance Authority, 5.08%, due 11/01/25	1,476,878
700,000	Northstar Education Finance, Inc., 1.63%, due 01/29/46†	523,733
35,000	Ohio Housing Finance Agency, 6.04%, due 09/01/17	35,627
3,100,000	Ohio Tobacco Settlement Financing Authority, 6.50%, due 06/01/47	2,442,242
4,650,000	State of California General Obligation, 7.30%, due 10/01/39	5,502,949
1,325,000	State of California General Obligation, 7.50%, due 04/01/34	1,591,126
1,950,000	State of California General Obligation, 7.55%, due 04/01/39	2,386,254
4,100,000	State of Illinois General Obligation, 2.77%, due 01/01/12	4,100,000
650,000	State of Illinois General Obligation, 4.96%, due 03/01/16	687,174
1,600,000	State of Illinois General Obligation, 5.37%, due 03/01/17	1,689,312
1,525,000	State of Illinois General Obligation, 5.67%, due 03/01/18	1,624,552
1,000,000	State of Kentucky Property & Building Commission, 4.30%, due 11/01/19	1,104,890
1,200,000	State of Kentucky Property & Building Commission, 4.40%, due 11/01/20	1,319,832
2,400,000	State of Kentucky Property & Building Commission, 5.37%, due 11/01/25	2,706,384
160,000	Tulsa Airports Improvement Trust, 1.00%, due 06/01/35† †††	121,587

		43,242,835

92	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Sovereign Debt Obligations — 3.6%

6,500,000	Australia Government Bond, 4.75%, due 06/15/16	7,073,127
10,700,000	Australia Government Bond, 5.75%, due 07/15/22	12,826,115
3,900,000	Australia Government Bond, 6.00%, due 02/15/17	4,503,788
900,000	Bundesrepublik Deutschland, 4.25%, due 07/04/18	1,389,642
2,500,000	Canadian Government Bond, 1.50%, due 03/01/12	2,457,746
2,500,000	Korea Housing Finance Corp., 4.13%, due 12/15/15 144A	2,594,010
19,860,000	Mexican Bonos, 8.00%, due 06/11/20	1,584,663
2,600,000	Province of Ontario Canada, 2.70%, due 06/16/15	2,725,372
6,680	Russian Foreign — Eurobond, 7.50%, due 03/31/30†† 144A	7,774
200,000	United Kingdom Gilt, 4.25%, due 03/07/36	381,713
200,000	United Kingdom Gilt, 4.25%, due 09/07/39	383,131
200,000	United Kingdom Gilt, 4.25%, due 12/07/40	383,511
112,000	United Mexican States, 6.75%, due 09/27/34	146,440

		36,457,032

	U.S. Government and Agency Obligations — 16.9%

351,010	FHLMC, 5.68%, due 02/01/37†	368,816
90,000	Financing Corp. FICO STRIPS, Series 11, 0.00%, due 02/08/18‡	81,797
280,000	Financing Corp. FICO STRIPS, 0.00%, due 04/06/18‡	253,119
350,000	Financing Corp. FICO STRIPS, Series 1, 0.00%, due 05/11/18‡	315,345
330,000	Financing Corp. FICO STRIPS, Series D, 0.00%, due 08/03/18‡	294,772
270,000	Financing Corp. FICO STRIPS, Series 7, 0.00%, due 08/03/18‡	241,177
150,000	Financing Corp. FICO STRIPS, Series 7, 0.00%, due 08/03/18‡	133,987
140,000	Financing Corp. FICO STRIPS, Series 8, 0.00%, due 08/03/18‡	125,055
330,000	Financing Corp. FICO STRIPS, Series E, 0.00%, due 11/02/18‡	291,908
150,000	Financing Corp. FICO STRIPS, Series 15, 0.00%, due 03/07/19‡	130,783
50,000	Financing Corp. FICO STRIPS, Series 19, 0.00%, due 06/06/19‡	43,239
20,000	Financing Corp. FICO STRIPS, Series D, 0.00%, due 09/26/19‡	17,110
830,000	FNMA, 0.00%, due 10/09/19‡	639,377
360,000	FNMA, 4.38%, due 10/15/15	407,155
136,710	FNMA, 5.04%, due 09/01/35†	144,874
1,850,000	FNMA, 5.25%, due 08/01/12	1,901,437
555,000	FNMA, 5.63%, due 07/15/37	764,579
362,878	FNMA, 5.79%, due 08/01/37†	387,881
585,000	FNMA, 6.63%, due 11/15/30	869,145
1,157,474	GNMA, 0.63%, due 12/20/60†	1,140,487
2,051,032	GNMA, 0.70%, due 02/20/61†	2,031,350
2,018,109	GNMA, 0.75%, due 01/20/61†	2,002,114
489,348	GNMA, 0.75%, due 03/20/61†	484,630
1,525,290	GNMA, (IO), 6.27%, due 11/20/38†	234,138
122,925	GNMA, (IO), 6.27%, due 11/20/38†	16,438
1,037,029	GNMA, (IO), 6.37%, due 01/20/40†	151,942
4,000,000	Overseas Private Investment Corp., 0.00%, due 11/18/13¤ ‡	4,004,924
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	243,515
179,654	U.S. Treasury Bond, 2.38%, due 01/15/27	232,245
2,140,000	U.S. Treasury Bond, 3.13%, due 11/15/41	2,242,320

See accompanying Notes to the Financial Statements.	93

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	U.S. Government and Agency Obligations — continued

3,200,000	U.S. Treasury Bond, 3.88%, due 08/15/40	3,836,499
200,000	U.S. Treasury Bond, 4.25%, due 11/15/40	255,094
200,000	U.S. Treasury Bond, 4.38%, due 02/15/38	258,594
2,380,000	U.S. Treasury Bond, 4.38%, due 11/15/39	3,090,282
1,210,000	U.S. Treasury Bond, 4.38%, due 05/15/41	1,576,781
4,000,000	U.S. Treasury Bond, 4.50%, due 02/15/36	5,235,000
7,320,000	U.S. Treasury Bond, 4.75%, due 02/15/41	10,089,017
1,800,000	U.S. Treasury Bond, 5.25%, due 02/15/29	2,487,094
800,000	U.S. Treasury Bond, 7.50%, due 11/15/24	1,276,875
13,456,560	U.S. Treasury Inflation Indexed Bond, 1.13%, due 01/15/21(a)	15,019,836
519,145	U.S. Treasury Inflation Indexed Bond, 1.25%, due 07/15/20	587,688
86,469	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28	104,094
2,544,206	U.S. Treasury Inflation Indexed Bond, 2.00%, due 04/15/12	2,556,927
102,678	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26(b)	126,343
2,147,662	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/40	2,887,431
2,688,400	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/41	3,637,951
1,204,000	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28(b)	1,791,703
180,000	U.S. Treasury Note, 0.13%, due 08/31/13	179,712
8,000,000	U.S. Treasury Note, 0.25%, due 11/30/13	8,002,192
5,000,000	U.S. Treasury Note, 0.38%, due 10/31/12	5,010,745
2,075,000	U.S. Treasury Note, 0.38%, due 06/30/13	2,080,268
10,000	U.S. Treasury Note, 0.50%, due 05/31/13	10,044
11,375,000	U.S. Treasury Note, 0.63%, due 07/31/12	11,411,878
6,325,000	U.S. Treasury Note, 0.75%, due 05/31/12	6,344,272
7,000,000	U.S. Treasury Note, 0.88%, due 11/30/16	7,022,421
160,000	U.S. Treasury Note, 1.00%, due 08/31/16	161,775
2,010,000	U.S. Treasury Note, 1.00%, due 09/30/16	2,031,043
70,000	U.S. Treasury Note, 1.38%, due 02/15/13	70,943
11,840,000	U.S. Treasury Note, 1.38%, due 11/30/18	11,882,553
530,000	U.S. Treasury Note, 1.50%, due 06/30/16	548,177
1,800,000	U.S. Treasury Note, 1.50%, due 08/31/18	1,826,579
2,730,000	U.S. Treasury Note, 1.75%, due 10/31/18	2,810,194
2,190,000	U.S. Treasury Note, 1.88%, due 02/28/14	2,264,940
100,000	U.S. Treasury Note, 1.88%, due 08/31/17	104,680
11,330,000	U.S. Treasury Note, 2.00%, due 11/15/21	11,461,009
5,700,000	U.S. Treasury Note, 2.13%, due 08/15/21	5,846,952
4,400,000	U.S. Treasury Note, 2.25%, due 07/31/18	4,680,500

600,000	U.S. Treasury Note, 2.63%, due 08/15/20	647,203
6,400,000	U.S. Treasury Note, 2.75%, due 02/15/19	7,010,502
4,220,000	U.S. Treasury Note, 3.13%, due 05/15/21	4,712,554
800,000	U.S. Treasury Note, 3.25%, due 05/31/16	887,813
300,000	U.S. Treasury Note, 3.38%, due 11/15/19	342,023

		172,363,840

	TOTAL DEBT OBLIGATIONS (COST $1,032,748,276)	1,055,336,461

94	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 0.0%

	Auto Manufacturers — 0.0%

8,312	General Motors Co.*	168,484

	Building Materials — 0.0%

280	Nortek, Inc.*	7,325
10,371	US Concrete, Inc.* ¤	30,076

		37,401

	Diversified Financial Services — 0.0%

1,754	CIT Group, Inc.*	61,162

	Oil & Gas Services — 0.0%

181	SemGroup Corp.*	4,717

	TOTAL COMMON STOCKS (COST $487,778)	271,764

	PREFERRED STOCKS — 0.2%

	Banks — 0.1%

600	Wells Fargo & Co. Class A	633,600

	Diversified Financial Services — 0.1%

10,250	Citigroup Capital XII, 8.50%	257,890
63,625	Citigroup Capital XIII, 7.88%	1,658,068

		1,915,958

	TOTAL PREFERRED STOCKS (COST $2,302,312)	2,549,558

	WARRANTS — 0.0%

	Auto Manufacturers — 0.0%

7,557	General Motors Co., Strike Price $10.00, Expires 7/10/16*	88,643
7,557	General Motors Co., Strike Price $18.33, Expires 7/10/19*	59,096

		147,739

	Media — 0.0%

307	Charter Communications, Inc., Strike Price $46.68, Expires 11/30/14*	5,342

	Oil & Gas Services — 0.0%

190	SemGroup Corp., Strike Price $25.00, Expires 11/30/14*	1,062

	TOTAL WARRANTS (COST $307,300)	154,143

See accompanying Notes to the Financial Statements.	95

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Put Options — 0.0%

5,000,000	Eurodollar Mid-Curve 3-Year Futures Option with Goldman Sachs Capital Markets, Strike Price $2.00, Expires 11/19/12	2,166

	TOTAL PUT OPTIONS PURCHASED (COST $12,125)	2,166

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 4.9%

	U.S. Government and Agency Obligations — 3.7%

7,100,000	FHLMC Discount Note, 0.00%, due 02/10/12‡	7,099,211
11,500,000	FHLMC Discount Note, 0.00%, due 07/11/12‡	11,497,574
4,100,000	FNMA Discount Note, 0.00%, due 01/04/12‡	4,099,969
12,800,000	FNMA Discount Note, 0.00%, due 02/01/12‡	12,799,008
1,900,000	United States Treasury Bill, 0.18%, due 06/28/12	1,899,462

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $37,392,788)	37,395,224

	Bank Deposit — 1.2%

11,851,995	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/12	11,851,995

	TOTAL SHORT-TERM INVESTMENTS (COST $49,244,783)	49,247,219

	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 108.6% (Cost $1,085,102,574)	1,107,561,311

	TBA Sale Commitments — (2.9)%

(11,000,000)	FNMA TBA, 4.00%, due 03/01/40	(11,558,594)
(17,000,000)	FNMA TBA, 4.50%, due 05/01/39	(18,094,375)

		(29,652,969)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $29,315,234)	(29,652,969)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 105.7% (Cost $1,055,787,340)	1,077,908,342

	Other Assets and Liabilities (net) — (5.7)%	(58,309,702)

	NET ASSETS — 100.0%	$1,019,598,640

96	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Notes to Schedule of Investments:

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

IO — Interest Only

MTN — Medium Term Note

PIK — Payment In Kind

REIT — Real Estate Investment Trust

REMIC — Real Estate Mortgage Investment Conduit

TBA — To Be Announced

*	Non-income producing security

(a)	All or a portion of this security is held for open futures and swaps collateral.

(b)	All or a portion of this security is held for open futures collateral.

¤	Illiquid security. The total market value of the securities at period end is $4,604,169 which represents 0.5% of net assets. The aggregate tax cost of these securities held at December 31, 2011 was $6,391,379.

****	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $16,769 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2011 was $220,257.

†	Floating rate note. Rate shown is as of December 31, 2011.

††	Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

†††	Security is currently in default.

‡	Zero coupon bond

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at year end is $71,434,864 which represents 7.0% of net assets.

See accompanying Notes to the Financial Statements.	97

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

December 31, 2011 (Unaudited)

A summary of outstanding financial instruments at December 31, 2011 is as follows:

Forward Currency Contracts

Settlement Date	Deliver/Receive	Counterparty	Units of Currency	Value	Net Unrealized Appreciation (Depreciation)
Buys
2/02/12	AUD	Citibank N.A.	887,000	$906,366	$3,488
2/13/12	CNY	Citibank N.A.	4,642,400	736,961	17,265
6/01/12	CNY	Citibank N.A.	5,986,164	949,114	8,781
2/13/12	CNY	JPMorgan Chase Bank	41,623,700	6,607,582	216,575
8/05/13	CNY	UBS AG	8,424,725	1,331,315	(2,767)
2/16/12	EUR	Citibank N.A.	576,166	748,176	(31,578)
7/12/12	INR	JPMorgan Chase Bank	57,057,480	1,040,954	(186,617)
2/27/12	KRW	Citibank N.A.	4,489,590,000	3,882,847	(128,402)
2/10/12	SGD	JPMorgan Chase Bank	12,782	9,857	51
1/11/12	TWD	Citibank N.A.	121,918,080	4,027,068	(223,170)

					$(326,374)

Sales
2/02/12	AUD	Westpac Banking Corp.	30,844,000	$31,517,422	$(1,154,589)
2/09/12	CAD	Royal Bank of Canada	2,500,000	2,453,195	516
2/16/12	EUR	Citibank N.A.	576,166	748,176	43,776
1/17/12	EUR	JPMorgan Chase Bank	8,056,000	10,458,721	431,276
3/12/12	GBP	JPMorgan Chase Bank	2,146,000	3,332,966	32,659
2/27/12	KRW	Citibank N.A.	2,251,160,400	1,946,928	9,072
2/27/12	KRW	UBS AG	2,265,980,000	1,959,745	11,255

					$(626,035)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound Sterling
INR	Indian Rupee
KRW	South Korean Won
SGD	Singapore Dollar
TWD	Taiwan Dollar

98	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

December 31, 2011 (Unaudited)

Futures Contracts

Number of Contracts	Type	Expiration Date	Contract Value	Net Unrealized Appreciation (Depreciation)
Buys
25	Eurodollar 90 Day	March 2012	$6,209,688	$(7,581)
204	Eurodollar 90 Day	March 2014	50,525,700	1,070,490
83	U.S. Ultra Bond	March 2012	13,295,563	95,082
24	Eurodollar 90 Day	September 2012	5,955,900	(1,878)
75	Eurodollar 90 Day	September 2015	18,406,875	331,747
38	Eurodollar 90 Day	June 2015	9,340,875	163,810

				$1,651,670

Sales
24	Eurodollar 90 Day	September 2013	$5,952,600	$3,822
13	Eurodollar 90 Day	June 2012	3,227,088	(4,317)
304	U.S. Treasury Note 10 Yr.	March 2012	39,862,000	(322,097)
49	U.S. Treasury Note 5 Yr.	March 2012	3,451,219	(18,873)
110	U.S. Treasury Note 2 Yr.	March 2012	24,260,156	(11,139)
48	U.S. Treasury Bond 30 Yr.	March 2012	6,951,000	(9,930)

				$(362,534)

Written Options

Type of Contract	Counterparty	Number of Contracts	Premiums Received	Value at December 31, 2011
PUT — EURODOLLAR FUTURES Strike @ $ 99.63 Expires 06/18/2012	Goldman Sachs Capital Markets	32	11,096	(27,399)
PUT — OTC 1 YEAR INTEREST RATE SWAPTION Strike @ $ 1.00 Expires 11/19/2012	Goldman Sachs Capital Markets	5,000,000	28,526	(6,791)
PUT — OTC 10 YEAR INTEREST RATE SWAPTION Strike @ $ 10.00 Expires 07/10/2012	Royal Bank of Scotland Plc	300,000	2,040	—
PUT — OTC 10 YEAR INTEREST RATE SWAPTION Strike @ $ 10.00 Expires 07/10/2012	Credit Suisse Securities	100,000	690	—

See accompanying Notes to the Financial Statements.	99

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

December 31, 2011 (Unaudited)

Written Options

Type of Contract	Counterparty	Number of Contracts	Premiums Received	Value at December 31, 2011
PUT — OTC 10 YEAR INTEREST RATE SWAPTION Strike @ $ 10.00 Expires 07/10/2012	Morgan Stanley Capital Services, Inc.	4,000,000	24,503	—
PUT — OTC 2 YEAR INTEREST RATE SWAPTION Strike @ $ 2.25 Expires 09/24/2012	Bank of America N.A.	500,000	3,417	(203)
PUT — OTC 2 YEAR INTEREST RATE SWAPTION Strike @ $ 2.25 Expires 09/24/2012	Citibank N.A.	400,000	2,725	(162)
PUT — OTC 2 YEAR INTEREST RATE SWAPTION Strike @ $ 2.25 Expires 09/24/2012	Morgan Stanley Capital Services, Inc.	1,000,000	6,400	(405)
PUT — OTC 2 YEAR INTEREST RATE SWAPTION Strike @ $ 2.25 Expires 09/24/2012	Goldman Sachs Capital Markets	100,000	593	(41)

TOTAL			$79,990	$(35,001)

Interest Rate Swaps

Description	Notional Amount	Unrealized Appreciation (Depreciation)	Value
Agreement with Royal Bank of Scotland Plc dated 06/07/11 receiving a fixed rate of 3.50% paying the notional amount multiplied by the three-month LIBOR rate. Expiring 06/17/2016.	$59,200,000	$359,679	$942,799

Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Counterparty	Value
8,500,000	06/20/15	Barclay’s Capital, Inc.	$14,554
1,600,000	12/20/19	Bank of America N.A.	(25,816)
4,400,000	03/20/21	Goldman Sachs International	(80,503)
1,300,000	12/20/19	UBS AG	(20,976)
400,000	12/20/16	Citibank N.A.	50,862
900,000	03/20/16	Deutsche Bank AG	66,240
1,400,000	03/20/16	Morgan Stanley Capital Services, Inc.	103,039
400,000	12/20/15	Deutsche Bank AG	7,803

			$115,203

100	See accompanying Notes to the Financial Statements.

Mercer Core Opportunistic Fixed Income Fund

(formerly known as MGI Core Opportunistic Fixed Income Fund)

Schedule of Investments (Continued)

December 31, 2011 (Unaudited)

Total Return Swaps

Pay/Receive Total Return on Reference Entity	Rate	Reference Entity	Effective/ Expiration Date	Counterparty	Notional Amount	Unrealized Appreciation (Depreciation)	Value
Pay	USD-TRX2.0CMBS Index	Markit TRX.II.AAA.1. SEPT12 Index	12/22/11/ 10/1/12	Morgan Stanley	$603,543	$1,373	$(15,084)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	103.5
Short-Term Investments	4.9
Preferred Stocks	0.2
Futures Contracts	0.2
Swaps	0.1
Common Stocks	0.0
Warrants	0.0
Options Purchased	0.0
Written Options	(0.1)
Forward Foreign Currency Contracts	(0.1)
TBA Sale Commitments	(2.9)
Other Assets and Liabilities (net)	(5.8)

100.0%

See accompanying Notes to the Financial Statements.	101

Mercer US Short Maturity Fixed Income Fund

(formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	DEBT OBLIGATIONS — 99.8%

	Asset Backed Securities — 10.4%

114,171	Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.45%, due 05/15/14	114,681
200,000	Ally Auto Receivables Trust, Series 2010-2, Class A4, 2.09%, due 05/15/15	204,088
65,000	Ally Auto Receivables Trust, Series 2010-3, Class A4, 1.55%, due 08/17/15	65,834
200,000	Ally Auto Receivables Trust, Series 2011-1, Class A4, 2.23%, due 03/15/16	205,329
54,565	AmeriCredit Automobile Receivables Trust, Series 2010-2, Class A2, 1.22%, due 10/08/13	54,590
135,000	AmeriCredit Automobile Receivables Trust, Series 2010-2, Class A3, 1.71%, due 08/08/14	135,441
63,251	Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, due 09/15/13 144A	63,423
155,737	Bank of America Auto Trust, Series 2010-2, Class A3, 1.31%, due 07/15/14	156,223
72,977	Capital Auto Receivables Asset Trust, Series 2007-4A, Class A4, 5.30%, due 05/15/14	73,606
14,246	CarMax Auto Owner Trust, Series 2009-1, Class A3, 4.12%, due 03/15/13	14,279
112,396	CarMax Auto Owner Trust, Series 2009-2, Class A3, 1.74%, due 04/15/14	112,919
96,987	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 1A6, 4.36%, due 08/25/14	97,245
159,293	Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, due 01/15/16	160,374
293,177	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3, 2.59%, due 10/15/13 144A	295,078
230,000	CNH Equipment Trust, Series 2010-A, Class A4, 2.49%, due 01/15/16	234,433
115,000	CNH Equipment Trust, Series 2011-A, Class A3, 1.20%, due 05/16/16	115,232
78,073	Ford Credit Auto Owner Trust, Series 2009-B, Class A3, 2.79%, due 08/15/13	78,464
67,688	Ford Credit Auto Owner Trust, Series 2009-E, Class A3, 1.51%, due 01/15/14	67,932
124,000	Ford Credit Auto Owner Trust, Series 2009-E, Class A4, 2.42%, due 11/15/14	126,304
200,000	Ford Credit Auto Owner Trust, Series 2011-A, Class A3, 0.97%, due 01/15/15	200,473
100,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.80%, due 11/15/17	107,525
55,260	Harley-Davidson Motorcycle Trust, Series 2009-3, Class A3, 1.74%, due 09/15/13	55,363
125,000	Harley-Davidson Motorcycle Trust, Series 2009-3, Class A4, 2.54%, due 04/15/17	126,084
91,589	Honda Auto Receivables Owner Trust, Series 2010-2, Class A3, 1.34%, due 03/18/14	91,977
30,000	Hyundai Auto Receivables Trust, Series 2010-A, Class A4, 2.45%, due 12/15/16	30,945
25,000	Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.97%, due 04/15/15	25,059
65,000	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.63%, due 03/15/17	65,899
6,452	John Deere Owner Trust, Series 2009-A, Class A3, 2.59%, due 10/15/13	6,459
450,000	John Deere Owner Trust, Series 2009-A, Class A4, 3.96%, due 05/16/16	455,211
25,000	John Deere Owner Trust, Series 2011-A, Class A3, 1.29%, due 01/15/16	25,147
144,904	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.42%, due 08/15/14	145,639
78,008	Nissan Auto Receivables Owner Trust, Series 2009-1, Class A3, 5.00%, due 09/15/14	78,983
13,468	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3, 3.20%, due 02/15/13	13,499
20,000	Santander Drive Auto Receivables Trust, Series 2010-3, Class A3, 1.20%, due 06/16/14	19,981
300,000	Santander Drive Auto Receivables Trust, Series 2010-A, Class A3, 1.83%, due 11/17/14 144A	301,315
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 6.00%, due 01/25/36 ¤ 144A	1
178,000	USAA Auto Owner Trust, Series 2009-2, Class A4, 2.53%, due 07/15/15	181,240
5,108	World Omni Auto Receivables Trust, Series 2009-A, Class A3, 3.33%, due 05/15/13	5,117

102	See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund

(formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Asset Backed Securities — continued

260,000	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.21%, due 05/15/15	263,714

		4,575,106

	Corporate Debt — 20.3%

20,000	Abbott Laboratories, 2.70%, due 05/27/15	20,993
45,000	Alabama Power Co., Series 2, 5.80%, due 11/15/13	49,043
80,000	Allstate Life Global Funding Trusts, 5.38%, due 04/30/13	84,502
35,000	American Express Co., 7.25%, due 05/20/14	39,109
25,000	American Express Credit Corp., 5.13%, due 08/25/14	26,875
105,000	American Express Credit Corp., 7.30%, due 08/20/13	113,997
150,000	American Honda Finance Corp., 2.38%, due 03/18/13 144A	152,145
60,000	AON Corp., 3.50%, due 09/30/15	61,623
60,000	Arrow Electronics, Inc., 6.88%, due 07/01/13	64,530
55,000	Atmos Energy Corp., 4.95%, due 10/15/14	60,247
15,000	BAE Systems Holdings, Inc., 4.95%, due 06/01/14 144A	15,861
10,000	BAE Systems Holdings, Inc., 5.20%, due 08/15/15 144A	10,761
25,000	Bank of New York Mellon Corp. (The), 4.30%, due 05/15/14	26,839
80,000	Bank of New York Mellon Corp. (The), 5.13%, due 08/27/13	85,151
65,000	Bank of Nova Scotia, 2.25%, due 01/22/13	65,905
40,000	BB&T Corp., 3.20%, due 03/15/16	41,737
100,000	BB&T Corp., 5.70%, due 04/30/14	109,459
170,000	BellSouth Corp., 5.20%, due 09/15/14	188,053
30,000	BHP Billiton Finance USA, Ltd., 4.80%, due 04/15/13	31,614
30,000	BHP Billiton Finance USA, Ltd., 8.50%, due 12/01/12	32,119
35,000	BlackRock, Inc., 3.50%, due 12/10/14	37,400
20,000	Boeing Co. (The), 5.00%, due 03/15/14	21,901
80,000	BP Capital Markets Plc, 3.63%, due 05/08/14	84,115
30,000	Burlington Northern Santa Fe LLC, 7.00%, due 02/01/14	33,630
15,000	Canadian Imperial Bank of Commerce/Canada, 2.35%, due 12/11/15	15,105
15,000	Canadian National Railway Co., 4.40%, due 03/15/13	15,643
25,000	Canadian Natural Resources, Ltd., 4.90%, due 12/01/14	27,502
35,000	Capital One Financial Corp., 7.38%, due 05/23/14	38,476
25,000	Cargill, Inc., 4.38%, due 06/01/13 144A	26,075
75,000	Caterpillar Financial Services Corp., 6.13%, due 02/17/14	83,080
25,000	Caterpillar, Inc., 7.00%, due 12/15/13	27,861
15,000	CBS Corp., 8.20%, due 05/15/14	17,016
195,000	Cellco Partnership/Verizon Wireless Capital LLC, 5.55%, due 02/01/14	211,965
15,000	CenterPoint Energy Houston Electric LLC, Series U, 7.00%, due 03/01/14	16,869
25,000	CenterPoint Energy Resources Corp., 5.95%, due 01/15/14	27,145
25,000	Charles Schwab Corp. (The), 4.95%, due 06/01/14	27,109
20,000	Cisco Systems, Inc., 5.50%, due 02/22/16	23,297
315,000	Citigroup, Inc., Global Note, 5.50%, due 04/11/13	321,689
100,000	CME Group, Inc., 5.75%, due 02/15/14	109,056
35,000	CNA Financial Corp., 5.85%, due 12/15/14	36,905
40,000	Coca-Cola Co. (The), 1.50%, due 11/15/15	40,584
30,000	Comcast Corp., 5.85%, due 11/15/15	34,162

See accompanying Notes to the Financial Statements.	103

Mercer US Short Maturity Fixed Income Fund

(formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

70,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA/Netherlands, 1.85%, due 01/10/14	69,674
50,000	Cox Communications, Inc., 5.45%, due 12/15/14	55,540
150,000	Credit Suisse, 5.50%, due 05/01/14	155,998
80,000	Credit Suisse USA, Inc., 5.13%, due 08/15/15	84,338
30,000	Crown Castle Towers LLC, 3.21%, due 08/15/35 144A	30,361
60,000	CSX Corp., 6.30%, due 03/15/12	60,601
15,000	Daimler Finance North America LLC, 7.30%, due 01/15/12	15,028
30,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	32,690
20,000	Dell, Inc., 4.70%, due 04/15/13	20,945
60,000	Delmarva Power & Light Co., Series I, 6.40%, due 12/01/13	66,017
25,000	Deutsche Bank AG, 3.88%, due 08/18/14	25,448
65,000	Deutsche Bank Financial LLC, 5.38%, due 03/02/15	63,818
75,000	Deutsche Telekom International Finance BV, 4.88%, due 07/08/14	79,900
60,000	Diageo Finance BV, 5.50%, due 04/01/13	63,456
30,000	Dow Chemical Co. (The), 5.90%, due 02/15/15	33,406
10,000	Dow Chemical Co. (The), 7.60%, due 05/15/14	11,314
20,000	Duke Energy Carolinas LLC, 5.75%, due 11/15/13	21,759
15,000	Duke Energy Corp., 3.35%, due 04/01/15	15,824
35,000	Duke Energy Corp., 5.65%, due 06/15/13	37,293
25,000	eBay, Inc., 1.63%, due 10/15/15	25,194
10,000	EI Du Pont de Nemours & Co., 5.88%, due 01/15/14	10,980
35,000	Emerson Electric Co., 5.00%, due 12/15/14	38,800
25,000	ERAC USA Finance Co., Series 1, 2.75%, due 07/01/13 144A	25,431
55,000	General Electric Capital Corp., 4.75%, due 09/15/14	59,347
485,000	General Electric Capital Corp., 4.88%, due 03/04/15	526,586
30,000	General Electric Capital Corp., 5.50%, due 06/04/14	32,630
30,000	General Mills, Inc., 5.65%, due 09/10/12	30,925
85,000	Goldman Sachs Group (The), Inc., 3.63%, due 02/07/16	82,206
106,000	Goldman Sachs Group (The), Inc., 3.70%, due 08/01/15	103,934
116,000	Goldman Sachs Group (The), Inc., 5.13%, due 01/15/15	118,647
50,000	Goldman Sachs Group (The), Inc., Global Note, 5.25%, due 10/15/13	51,038
120,000	Hewlett-Packard Co., 6.13%, due 03/01/14	129,456
45,000	Honeywell International, Inc., 3.88%, due 02/15/14	48,036
50,000	International Business Machines Corp., 7.50%, due 06/15/13	54,944
20,000	Intuit, Inc., 5.40%, due 03/15/12	20,170
50,000	Jackson National Life Global Funding, 5.38%, due 05/08/13 144A	52,345
61,000	Jefferies Group, Inc., 3.88%, due 11/09/15	54,595
60,000	John Deere Capital Corp., 4.50%, due 04/03/13	62,883
20,000	John Deere Capital Corp., 4.90%, due 09/09/13	21,346
35,000	Johnson Controls, Inc., 4.88%, due 09/15/13	37,110
15,000	KCP&L Greater Missouri Operations Co., 11.88%, due 07/01/12	15,754
60,000	KeyCorp, 6.50%, due 05/14/13	63,501
15,000	Macquarie Group, Ltd., 7.30%, due 08/01/14 144A	15,626
45,000	Merck & Co., Inc., 4.75%, due 03/01/15	50,284
50,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	50,377

104	See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund

(formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

160,000	Merrill Lynch & Co., Inc., 6.15%, due 04/25/13	161,549
200,000	Metropolitan Life Global Funding I, 5.13%, due 04/10/13 144A	208,991
100,000	Morgan Stanley, 4.10%, due 01/26/15	94,987
100,000	Morgan Stanley, 6.00%, due 05/13/14	101,026
25,000	NASDAQ OMX Group (The), Inc., 4.00%, due 01/15/15	25,635
50,000	National City Corp., 4.90%, due 01/15/15	54,070
40,000	National Rural Utilities Cooperative Finance Corp., 2.63%, due 09/16/12	40,515
50,000	National Semiconductor Corp., 3.95%, due 04/15/15	54,052
65,000	New York Life Global Funding, 3.00%, due 05/04/15 144A	68,130
15,000	News America, Inc., 7.60%, due 10/11/15	17,117
50,000	Nisource Finance Corp., 6.15%, due 03/01/13	52,525
20,000	Nomura Holdings, Inc., 4.13%, due 01/19/16	19,536
40,000	Nomura Holdings, Inc., 5.00%, due 03/04/15	40,308
10,000	Northern States Power Co., Series B, 8.00%, due 08/28/12	10,467
25,000	Northern Trust Corp., 4.63%, due 05/01/14	26,906
60,000	Northern Trust Corp., 5.50%, due 08/15/13	63,836
20,000	Nucor Corp., 5.00%, due 12/01/12	20,725
60,000	Ohio Power Co., Series L, 5.75%, due 09/01/13	64,184
20,000	Oncor Electric Delivery Co. LLC, 6.38%, due 01/15/15	22,870
45,000	Oracle Corp., 5.25%, due 01/15/16	52,009
25,000	PACCAR, Inc., 6.38%, due 02/15/12	25,155
35,000	Pacific Life Global Funding, 5.15%, due 04/15/13 144A	36,570
160,000	PacifiCorp, 5.45%, due 09/15/13	171,315
25,000	PC Financial Partnership, 5.00%, due 11/15/14	27,035
80,000	PepsiCo, Inc., 3.75%, due 03/01/14	85,105
25,000	PG&E Corp., 5.75%, due 04/01/14	27,253
15,000	Pitney Bowes, Inc., 3.88%, due 06/15/13	15,507
10,000	Pitney Bowes, Inc., 4.88%, due 08/15/14	10,640
30,000	Potash Corp. of Saskatchewan, Inc., 3.75%, due 09/30/15	32,192
35,000	PPG Industries, Inc., 5.75%, due 03/15/13	36,901
80,000	Praxair, Inc., 2.13%, due 06/14/13	81,628
60,000	Pricoa Global Funding I, 5.45%, due 06/11/14 144A	64,885
65,000	Procter & Gamble Co. (The), 4.95%, due 08/15/14	72,166
50,000	Protective Life Secured Trusts, 5.45%, due 09/28/12	51,350
15,000	Public Service Electric & Gas Co., 2.70%, due 05/01/15	15,650
10,000	Rio Tinto Finance USA, Ltd., 1.88%, due 11/02/15	10,093
30,000	Rio Tinto Finance USA, Ltd., 8.95%, due 05/01/14	35,104
25,000	Ryder System, Inc., 6.00%, due 03/01/13	26,294
60,000	SABMiller Plc, 5.50%, due 08/15/13 144A	63,985
50,000	Sempra Energy, 6.00%, due 02/01/13	52,375
40,000	Shell International Finance BV, 1.88%, due 03/25/13	40,757
45,000	Shell International Finance BV, 4.00%, due 03/21/14	48,394
30,000	Southern California Edison Co., 4.15%, due 09/15/14	32,477
15,000	Spectra Energy Capital LLC, 5.67%, due 08/15/14	16,427
15,000	State Street Corp., 2.88%, due 03/07/16	15,454
55,000	State Street Corp., 4.30%, due 05/30/14	58,899

See accompanying Notes to the Financial Statements.	105

Mercer US Short Maturity Fixed Income Fund

(formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Corporate Debt — continued

35,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	42,552
15,000	Telecom Italia Capital SA, 6.18%, due 06/18/14	14,436
55,000	Time Warner Cable, Inc., 3.50%, due 02/01/15	57,678
50,000	Time Warner Cable, Inc., 8.25%, due 02/14/14	56,386
22,000	Total Capital SA, 3.00%, due 06/24/15	23,271
36,000	Toyota Motor Credit Corp., 3.20%, due 06/17/15	37,896
10,000	TransCanada PipeLines, Ltd., 4.00%, due 06/15/13	10,410
20,000	Transocean, Inc., Senior Note, 5.25%, due 03/15/13	20,566
30,000	Travelers Property Casualty Corp., 5.00%, due 03/15/13	31,304
25,000	Union Pacific Corp., 5.45%, due 01/31/13	26,231
60,000	United Technologies Corp., 4.88%, due 05/01/15	67,452
15,000	UnitedHealth Group, Inc., 5.00%, due 08/15/14	16,347
70,000	US Bancorp, 1.38%, due 09/13/13	70,455
75,000	US Bancorp, 3.15%, due 03/04/15	78,449
35,000	Verizon Communications, Inc., 5.55%, due 02/15/16	40,087
50,000	Verizon New Jersey, Inc., Series A, 5.88%, due 01/17/12	50,083
65,000	Vodafone Group Plc, 4.15%, due 06/10/14	68,961
60,000	Wachovia Corp., 4.88%, due 02/15/14	62,616
70,000	Wachovia Corp., 5.50%, due 05/01/13	73,881
50,000	Wal-Mart Stores, Inc., 4.55%, due 05/01/13	52,790
40,000	Wal-Mart Stores, Inc., 7.25%, due 06/01/13	43,757
50,000	WEA Finance LLC/WT Finance Aust Pty, Ltd., 7.50%, due 06/02/14 144A	54,843
30,000	WellPoint, Inc., 5.00%, due 12/15/14	32,800
100,000	Wells Fargo & Co., 4.38%, due 01/31/13	103,377
55,000	Westpac Banking Corp., 4.20%, due 02/27/15	57,365
15,000	Wisconsin Electric Power Co., 6.00%, due 04/01/14	16,716
65,000	Wyeth, 5.50%, due 02/01/14	71,292
25,000	Xerox Corp., 4.25%, due 02/15/15	26,369
20,000	Xerox Corp., 5.65%, due 05/15/13	21,003

		8,965,125

	Mortgage Backed Securities - Private Issuers — 4.9%

215,000	Banc of America Mortgage Securities, Inc., Series 2004-3, Class 1A26, 5.50%, due 04/25/34	220,018
111,250	Bear Stearns Commercial Mortgage Securities, Series 2004-T14, Class A3, 4.80%, due 01/12/41	112,698
47,352	Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class AAB, 4.82%, due 02/13/42†	48,990
91,335	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.25%, due 09/25/33	96,630
128,355	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F, 5.44%, due 09/15/30† 144A	133,625
250,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.35%, due 01/17/32†	269,997
861	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	880
47,707	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-17, Class 2A6, 3.50%, due 07/25/18	48,722

106	See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund

(formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
102,842	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.25%, due 11/25/33	106,454
90,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C2, Class A3, 5.66%, due 03/15/39†	96,931

90,000	GS Mortgage Securities Corp. II, Series 2004-GG2, Class A6, 5.40%, due 08/10/38†	96,560
70,889	Honda Auto Receivables Owner Trust, Series 2010-1, Class A3, 1.25%, due 10/21/13	71,084
75,820	MASTR Alternative Loans Trust, Series 2004-8, Class 7A1, 5.00%, due 09/25/19	79,520
102,266	MASTR Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, due 09/25/18	105,213
100,000	Morgan Stanley Re-REMIC Trust, Series 2010-HQ4B, Class A7A, 4.97%, due 04/16/40 144A	104,385
116,459	NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, due 10/29/20	118,034
59,211	NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, due 12/08/20	60,137
73,076	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, due 02/25/19	73,834
162,582	WaMu Mortgage Pass-Through Certificates, Series 2003-S1, Class A5, 5.50%, due 04/25/33	171,286
128,496	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS2, Class 3A1, 5.00%, due 03/25/18	131,238

		2,146,236

	Mortgage Backed Securities - U.S. Government Agency Obligations — 16.1%

40,149	FHLMC, Pool # B14248, 4.00%, due 05/01/14	40,956
54,460	FHLMC, Pool # C91030, 5.50%, due 05/01/27	59,151
150,946	FHLMC, Pool # G11977, 6.00%, due 05/01/21	164,290
23,676	FHLMC, Series 2394, Class KD, 6.00%, due 12/15/16	25,232
88,334	FHLMC, Series 2405, Class PE, 6.00%, due 01/15/17	94,759
56,230	FHLMC, Series 2513, Class DM, 5.50%, due 10/15/17	60,592
41,585	FHLMC, Series 2566, Class LH, 5.00%, due 04/15/32	42,567
195,344	FHLMC, Series 2590, Class AQ, 4.25%, due 03/15/18	207,854
36,130	FHLMC, Series 2594, Class YA, 4.00%, due 04/15/23	38,224
14,224	FHLMC, Series 2610, Class DJ, 4.00%, due 03/15/33	14,367
30,615	FHLMC, Series 2614, Class NA, 3.75%, due 04/15/33	31,206
34,987	FHLMC, Series 2614, Class UD, 5.50%, due 06/15/31	35,422
36,045	FHLMC, Series 2617, Class KD, 5.00%, due 05/15/20	37,056
58,441	FHLMC, Series 2644, Class ED, 4.00%, due 02/15/18	60,285
150,000	FHLMC, Series 2668, Class OG, 5.00%, due 03/15/32	156,960
4,424	FHLMC, Series 2672, Class HA, 4.00%, due 09/15/16	4,430
57,081	FHLMC, Series 2675, Class CK, 4.00%, due 09/15/18	60,332
170,000	FHLMC, Series 2682, Class LC, 4.50%, due 07/15/32	181,655
200,000	FHLMC, Series 2695, Class BG, 4.50%, due 04/15/32	214,516
185,000	FHLMC, Series 2709, Class PE, 5.00%, due 12/15/22	198,964
50,000	FHLMC, Series 2714, Class BQ, 4.50%, due 12/15/18	54,413
148,097	FHLMC, Series 2758, Class VG, 5.50%, due 02/15/15	154,039
93,997	FHLMC, Series 2760, Class LB, 4.50%, due 01/15/33	100,903
98,386	FHLMC, Series 2827, Class QE, 5.50%, due 03/15/33	103,075
96,701	FHLMC, Series 2840, Class BC, 5.00%, due 01/15/32	98,269
62,489	FHLMC, Series 2864, Class NA, 5.50%, due 01/15/31	64,582

See accompanying Notes to the Financial Statements.	107

Mercer US Short Maturity Fixed Income Fund

(formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

85,948	FHLMC, Series 2866, Class W, 4.50%, due 08/15/34	93,299
115,196	FHLMC, Series 2881, Class AE, 5.00%, due 08/15/34	125,973
130,000	FHLMC, Series 2899, Class KB, 4.50%, due 03/15/19	136,148
60,324	FHLMC, Series 2931, Class AM, 4.50%, due 07/15/19	62,733
200,000	FHLMC, Series 2931, Class DC, 4.00%, due 06/15/18	206,594
225,000	FHLMC, Series 2931, Class QC, 4.50%, due 01/15/19	233,335
50,000	FHLMC, Series 2962, Class YE, 4.50%, due 09/15/18	52,121
48,731	FHLMC, Series 3001, Class BN, 4.50%, due 06/15/33	51,204
155,174	FHLMC, Series 3035, Class PA, 5.50%, due 09/15/35	173,687
57,730	FHLMC, Series 3088, Class CK, 5.50%, due 06/15/33	58,828
58,307	FNMA, Pool # 255598, 5.00%, due 12/01/14	62,831
90,758	FNMA, Pool # 254762, 5.00%, due 05/01/23	99,483
47,928	FNMA, Pool # 254831, 5.00%, due 08/01/23	51,816
131,639	FNMA, Pool # 254420, 6.00%, due 07/01/22	145,055
179,363	FNMA, Pool # 254471, 6.00%, due 09/01/22	198,426
72,531	FNMA, Pool # AE0081, 6.00%, due 07/01/24	78,592
18,281	FNMA, Pool # 251812, 6.50%, due 07/01/13	18,915
43,293	FNMA, Series 2001-51, Class GH, 5.50%, due 10/25/31	47,603
26,312	FNMA, Series 2002-19, Class PE, 6.00%, due 04/25/17	28,077
76,123	FNMA, Series 2002-63, Class NB, 5.50%, due 10/25/32	83,881
95,724	FNMA, Series 2003-14, Class AQ, 3.50%, due 03/25/33	100,463
115,061	FNMA, Series 2003-21, Class OA, 4.00%, due 03/25/33	121,387
87,312	FNMA, Series 2003-35, Class UN, 4.25%, due 05/25/33	93,926
84,590	FNMA, Series 2003-39, Class LD, 4.50%, due 10/25/22	86,973
34,593	FNMA, Series 2003-42, Class EP, 4.00%, due 11/25/22	35,572
27,555	FNMA, Series 2003-45, Class AB, 3.75%, due 05/25/33	28,433
81,182	FNMA, Series 2003-64, Class TH, 5.00%, due 07/25/23	89,608
30,000	FNMA, Series 2003-9, Class EB, 5.00%, due 02/25/18	33,601
48,494	FNMA, Series 2003-92, Class GA, 4.50%, due 09/25/18	49,137
103,947	FNMA, Series 2004-81, Class KD, 4.50%, due 07/25/18	106,685
135,308	FNMA, Series 2005-62, Class CQ, 4.75%, due 07/25/35	144,182
118,037	FNMA, Series 2007-59, Class AQ, 5.75%, due 07/25/35	127,020
76,856	FNMA REMIC, Series 1998-37, Class VZ, 6.00%, due 06/17/28	85,707
125,000	FNMA REMIC, Series 2004-101, Class PD, 5.00%, due 06/25/30	127,115
185,122	FNMA REMIC, Series 2004-90, Class GA, 4.35%, due 03/25/34	191,843
136,466	FNMA REMIC, Series 2005-31, Class PA, 5.50%, due 10/25/34	149,957
40,334	FNMA REMIC, Series 2005-58, Class MA, 5.50%, due 07/25/35	45,176
160,000	GNMA, Series 2003-105, Class VH, 4.50%, due 11/16/28	168,129
112,230	GNMA, Series 2003-15, Class PE, 5.50%, due 02/20/33	125,608
70,298	GNMA, Series 2003-18, Class OA, 5.00%, due 10/20/31	78,362
223,447	GNMA, Series 2005-77, Class BA, 5.00%, due 11/20/32	233,670
74,111	GNMA, Series 2008-49, Class PG, 5.25%, due 11/20/37	79,181
116,715	GNMA, Series 2008-51, Class PG, 5.00%, due 06/20/38	129,262
65,024	GNMA REMIC, Series 2001-52, 6.00%, due 10/20/31	72,659

108	See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund

(formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities - U.S. Government Agency Obligations — continued

156,758	GNMA REMIC, Series 2004-047, 5.00%, due 08/16/33	164,771
99,849	GNMA REMIC, Series 2008-050, 5.50%, due 03/16/37	108,453

		7,089,580

	U.S. Government and Agency Obligations — 48.1%

150,000	Federal Farm Credit Bank, 3.70%, due 05/15/13	156,940
225,000	Federal Farm Credit Bank, 4.63%, due 06/11/12	229,407
117,000	Federal Farm Credit Bank, 5.45%, due 12/11/13	128,407
1,000,000	Federal Home Loan Bank, 2.00%, due 09/14/12	1,012,392
235,000	Federal Home Loan Bank, 2.38%, due 03/14/14	244,753
125,000	Federal Home Loan Bank, 3.13%, due 03/11/16	135,226
910,000	Federal Home Loan Bank, 4.25%, due 06/14/13	961,497
195,000	Federal Home Loan Bank, 5.13%, due 05/24/13	208,022
300,000	Federal Home Loan Bank, 6.05%, due 05/12/14	338,474
80,000	Federal Home Loan Banks, 2.88%, due 09/11/15	85,983
150,000	Federal Home Loan Mortgage Corp., 0.50%, due 10/15/13	149,842
500,000	Federal Home Loan Mortgage Corp., 1.00%, due 08/20/14	503,487
490,000	Federal Home Loan Mortgage Corp., 2.00%, due 08/25/16	510,100
235,000	Federal Home Loan Mortgage Corp., 2.50%, due 05/27/16	249,143
280,000	Federal Home Loan Mortgage Corp., 4.00%, due 06/12/13	294,761
300,000	Federal Home Loan Mortgage Corp., 4.13%, due 12/21/12	311,270
175,000	Federal Home Loan Mortgage Corp., 5.00%, due 01/30/14	191,335
250,000	FHLMC, 5.25%, due 04/18/16	294,795
1,000,000	FNMA, 0.50%, due 08/09/13	1,002,759
50,000	FNMA, 1.13%, due 10/08/13	50,672
100,000	FNMA, 2.25%, due 03/15/16	104,926
560,000	FNMA, 4.63%, due 10/15/13	602,482
445,000	FNMA, 4.75%, due 02/21/13	467,520
300,000	U.S. Treasury Note, 0.25%, due 09/15/14	299,297
100,000	U.S. Treasury Note, 0.38%, due 07/31/13	100,254
250,000	U.S. Treasury Note, 0.50%, due 08/15/14	251,172
150,000	U.S. Treasury Note, 0.50%, due 10/15/14	150,645
850,000	U.S. Treasury Note, 0.63%, due 06/30/12	852,490
200,000	U.S. Treasury Note, 0.63%, due 12/31/12	200,969
70,000	U.S. Treasury Note, 0.63%, due 01/31/13	70,353
1,000,000	U.S. Treasury Note, 0.75%, due 08/15/13	1,008,477
300,000	U.S. Treasury Note, 0.75%, due 06/15/14	303,305
650,000	U.S. Treasury Note, 0.88%, due 11/30/16	652,082
980,000	U.S. Treasury Note, 1.00%, due 04/30/12	983,215
1,300,000	U.S. Treasury Note, 1.00%, due 07/15/13	1,315,692
125,000	U.S. Treasury Note, 1.00%, due 05/15/14	127,090
385,000	U.S. Treasury Note, 1.00%, due 08/31/16	389,271
150,000	U.S. Treasury Note, 1.00%, due 09/30/16	151,570
375,000	U.S. Treasury Note, 1.00%, due 10/31/16	378,691
300,000	U.S. Treasury Note, 1.25%, due 04/15/14	306,539

See accompanying Notes to the Financial Statements.	109

Mercer US Short Maturity Fixed Income Fund

(formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2011 (Unaudited)

Par Value ($)		Description	Value ($)

		U.S. Government and Agency Obligations — continued

200,000		U.S. Treasury Note, 1.25%, due 08/31/15	205,344
200,000		U.S. Treasury Note, 1.38%, due 01/15/13	202,516
2,000,000		U.S. Treasury Note, 1.38%, due 03/15/13	2,028,828
320,000		U.S. Treasury Note, 1.50%, due 06/30/16	330,975
665,000		U.S. Treasury Note, 1.50%, due 07/31/16	687,600
260,000		U.S. Treasury Note, 1.75%, due 04/15/13	265,200
150,000		U.S. Treasury Note, 1.75%, due 07/31/15	156,586
100,000		U.S. Treasury Note, 1.75%, due 05/31/16	104,586
250,000		U.S. Treasury Note, 1.88%, due 06/30/15	261,992
125,000		U.S. Treasury Note, 2.00%, due 04/30/16	132,012
200,000		U.S. Treasury Note, 2.13%, due 12/31/15	212,156
135,000		U.S. Treasury Note, 2.13%, due 02/29/16	143,248
200,000		U.S. Treasury Note, 2.25%, due 01/31/15	211,297
190,000		U.S. Treasury Note, 2.38%, due 03/31/16	203,493
70,000		U.S. Treasury Note, 2.50%, due 04/30/15	74,714
200,000		U.S. Treasury Note, 2.63%, due 04/30/16	216,422

			21,212,274

		TOTAL DEBT OBLIGATIONS (COST $43,735,427)	43,988,321

		SHORT-TERM INVESTMENTS — 0.3%

		Bank Deposits — 0.3%

150,116		State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/12	150,116

		TOTAL SHORT-TERM INVESTMENTS (COST $150,116)	150,116

		TOTAL INVESTMENTS — 100.1% (Cost $43,885,543)	44,138,437

		Other Assets and Liabilities (net) — (0.1)%	(58,775)

		NET ASSETS — 100.0%	$44,079,662

		Notes to Schedule of Investments:

		FHLMC — Federal Home Loan Mortgage Corporation

		FNMA — Federal National Mortgage Association

		GNMA — Government National Mortgage Association

		REMIC — Real Estate Mortgage Investment Conduit

	¤	Illiquid security. The total market value of the securities at period end is $1 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2011 was $77,673.

	†	Floating rate note. Rate shown is as of December 31, 2011.

		144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at year end is $1,723,836 which represents 3.9% of net assets.

110	See accompanying Notes to the Financial Statements.

Mercer US Short Maturity Fixed Income Fund

(formerly known as MGI US Short Maturity Fixed Income Fund)

Schedule of Investments (Continued)

December 31, 2011 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	99.8
Short-Term Investments	0.3
Other Assets and Liabilities (net)	(0.1)

100.0%

See accompanying Notes to the Financial Statements.	111

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments

December 31, 2011 (Unaudited)

1.	Organization

Mercer Funds (the “Trust”), formerly known as MGI Funds, consists of seven series as follows: Mercer US Large Cap Growth Equity Fund (“Large Cap Growth”), formerly known as MGI US Large Cap Growth Equity Fund, Mercer US Large Cap Value Equity Fund (“Large Cap Value”), formerly known as MGI US Large Cap Value Equity Fund, Mercer US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), formerly known as MGI US Small/Mid Cap Growth Equity Fund, Mercer US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), formerly known as MGI US Small/Mid Cap Value Equity Fund, Mercer Non-US Core Equity Fund (“Non-US Core Equity”), formerly known as MGI Non-US Core Equity Fund, Mercer Core Opportunistic Fixed Income Fund (“Core Opportunistic”), formerly known as MGI Core Opportunistic Fixed Income Fund, and Mercer US Short Maturity Fixed Income Fund (“Short Maturity”), formerly known as MGI US Short Maturity Fixed Income Fund (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Investment Management, Inc. (the “Advisor”), formerly known as Mercer Global Investments, Inc. The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund.

Each Fund is classified as “diversified” for purposes of the Investment Company Act of 1940 (“1940 Act”).

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income
Large Cap Value	Long-term total return, which includes capital appreciation and income
Small/Mid Cap Growth	Long-term total return, comprised primarily of capital appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Opportunistic	Total return, consisting of both current income and capital appreciation
Short Maturity	Safety of principal and a moderate level of income

There can be no guarantee that a Fund will achieve its investment objective. Each Fund is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of December 31, 2011, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a)  Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments (Continued)

December 31, 2011 (Unaudited)

available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). The Funds may invest in securities that are traded in foreign markets. Foreign securities will be converted into U.S. dollar equivalents based on the rate in effect at a uniform time on each business day (“Valuation Date”). Investments in open-end investment companies are valued at their net asset value (“NAV”) per share.

The Board of Trustees of the Trust (the “Board”) has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each Fund generally values short-term investments, which mature in 60 days or less, at amortized cost, which approximates fair value unless the Board determines that this approach does not represent fair value.

Senior secured floating rate loans and senior secured floating rate debt securities are valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may reflect appropriate factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional size trading in similar groups of securities and other market data.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund was to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The valuation techniques used by the Funds to measure fair value for the period ended December 31, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds follow Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 820, “Fair Value Measurements” (“ASC 820”). Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At December 31, 2011, Large Cap Growth, Large Cap Value and Small/Mid Cap Growth each held long-term investments determined using Level 1 inputs, with corresponding major categories as shown in the schedules of

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments (Continued)

December 31, 2011 (Unaudited)

investments, and a short-term investment position in Euro Time Deposits as shown in the schedules of investments, which is determined using Level 2 inputs.

The following is a summary of the inputs used as of December 31, 2011 in valuing the assets and liabilities of Small/Mid Cap Value, Non-US Core Equity, Core Opportunistic, and Short Maturity for which fair valuation was used:

Small/Mid Cap Value

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Aerospace & Defense	$2,402,288	$—	$—	$2,402,288
Agriculture	140,176	—	—	140,176
Airlines	768,181	—	—	768,181
Apparel	2,161,583	—	—	2,161,583
Auto Parts & Equipment	2,278,107	—	—	2,278,107
Banks	16,656,478	—	—	16,656,478
Beverages	1,507,617	—	—	1,507,617
Biotechnology	1,914,744	—	—	1,914,744
Building Materials	3,095,320	—	—	3,095,320
Chemicals	5,157,803	—	—	5,157,803
Coal	1,549,317	—	—	1,549,317
Commercial Services	11,265,691	—	—	11,265,691
Computers	7,525,309	—	—	7,525,309
Cosmetics & Personal Care	1,872,491	—	—	1,872,491
Distribution & Wholesale	2,066,497	—	—	2,066,497
Diversified Financial Services	7,641,168	—	—	7,641,168
Electric	7,464,878	—	—	7,464,878
Electrical Components & Equipment	384,783	—	—	384,783
Electronics	6,635,959	—	—	6,635,959
Energy-Alternate Sources	62,974	—	—	62,974
Engineering & Construction	3,149,604	—	—	3,149,604
Entertainment	2,109,402	—	—	2,109,402
Environmental Control	108,781	—	—	108,781
Food	10,723,488	—	—	10,723,488
Forest Products & Paper	6,551,793	—	—	6,551,793
Gas	6,252,718	—	—	6,252,718
Hand & Machine Tools	43,824	—	—	43,824
Health Care — Products	3,256,028	—	—	3,256,028
Health Care — Services	6,943,390	—	—	6,943,390
Home Builders	169,739	—	—	169,739
Home Furnishings	977,113	—	—	977,113
Household Products & Wares	481,458	—	—	481,458
Insurance	20,751,042	—	—	20,751,042
Internet	2,828,220	—	—	2,828,220

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments (Continued)

December 31, 2011 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Investment Companies	$1,324,427	$—	$—	$1,324,427
Iron & Steel	273,520	—	—	273,520
Leisure Time	1,112,989	—	—	1,112,989
Lodging	1,369,495	—	—	1,369,495
Machinery — Diversified	3,280,466	—	—	3,280,466
Media	2,125,411	—	—	2,125,411
Metal Fabricate & Hardware	3,474,736	—	—	3,474,736
Mining	4,986,794	—	—	4,986,794
Miscellaneous — Manufacturing	5,426,003	—	—	5,426,003
Oil & Gas	7,658,425	—	—	7,658,425
Oil & Gas Services	5,781,184	—	—	5,781,184
Packaging & Containers	171,408	—	—	171,408
Pharmaceuticals	5,141,520	—	—	5,141,520
Pipelines	591,828	—	—	591,828
Real Estate	2,117,694	—	—	2,117,694
REITS	17,260,368	—	—	17,260,368
Retail	21,758,703	—	—	21,758,703
Savings & Loans	490,197	—	—	490,197
Semiconductors	8,872,958	—	—	8,872,958
Shipbuilding	234,600	—	—	234,600
Software	2,814,368	—	—	2,814,368
Telecommunications	4,274,770	—	—	4,274,770
Textiles	2,026,433	—	—	2,026,433
Toys, Games & Hobbies	114,291	—	—	114,291
Transportation	3,369,548	—	—	3,369,548
Trucking & Leasing	881,106	—	—	881,106
Water	2,206,767	—	—	2,206,767

Total Common Stocks	256,037,973	—	—	256,037,973

Short-Term Investments
Bank Deposits	—	7,472,623	—	7,472,623

Total Short-Term Investments	—	7,472,623	—	7,472,623

Futures
Buys	43,732	—	—	43,732

Total	$256,081,705	$7,472,623	$—	$263,554,328

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments (Continued)

December 31, 2011 (Unaudited)

Non-US Core Equity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks
Argentina	$1,101,992	$—	$—	$1,101,992
Australia	73,048,946	—	—	73,048,946
Austria	5,799,809	—	—	5,799,809
Belgium	14,783,233	—	—	14,783,233
Bermuda	14,781,552	—	—	14,781,552
Brazil	42,298,178	—	—	42,298,178
British Virgin Islands	41,130	—	—	41,130
Canada	17,786,299	—	—	17,786,299
Cayman Islands	8,415,229	—	—	8,415,229
Chile	1,773,482	—	—	1,773,482
China	3,262,028	—	—	3,262,028
Cyprus	929,683	—	—	929,683
Denmark	39,329,471	—	—	39,329,471
Egypt	1,881,190	—	—	1,881,190
Finland	16,662,972	—	—	16,662,972
France	103,609,963	—	—	103,609,963
Germany	84,917,538	—	—	84,917,538
Greece	6,210,698	—	—	6,210,698
Hong Kong	13,886,775	—	—	13,886,775
Hungary	856,193	—	—	856,193
India	9,232,979	—	—	9,232,979
Indonesia	7,729,528	—	—	7,729,528
Ireland	6,192,591	—	—	6,192,591
Israel	9,202,322	—	—	9,202,322
Italy	37,722,313	—	—	37,722,313
Japan	358,038,539	425,055	—	358,463,594
Luxembourg	15,866,533	—	—	15,866,533
Malaysia	1,349,754	—	—	1,349,754
Mexico	11,177,307	—	—	11,177,307
Netherlands	38,730,404	—	—	38,730,404
New Zealand	4,662,678	—	—	4,662,678
Norway	35,729,320	—	—	35,729,320
Pakistan	1,018,458	—	—	1,018,458
Philippines	1,813,301	—	—	1,813,301
Poland	621,933	—	—	621,933
Portugal	2,526,034	—	—	2,526,034
Qatar	922,899	—	—	922,899
Russia	9,410,867	—	42,568	9,453,435
Singapore	28,410,060	—	—	28,410,060
South Africa	18,463,771	—	—	18,463,771
South Korea	35,495,712	—	—	35,495,712
Spain	28,821,877	—	—	28,821,877

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments (Continued)

December 31, 2011 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Sweden	$31,300,777	$—	$—	$31,300,777
Switzerland	102,547,109	—	—	102,547,109
Taiwan	12,840,140	—	—	12,840,140
Thailand	2,754,938	6,419,464	—	9,174,402
Turkey	5,690,178	—	—	5,690,178
United Kingdom	279,727,690	—	—	279,727,690
United States	2,414,798	—	—	2,414,798

Total Common Stocks	1,551,791,171	6,844,519	42,568	1,558,678,258

Investment Company
United States	18,688,016	—	—	18,688,016

Total Investment Companies	18,688,016	—	—	18,688,016

Preferred Stocks
Brazil	2,492,050	—	—	2,492,050
Germany	8,637,095	—	—	8,637,095

Total Preferred Stocks	11,129,145	—	—	11,129,145

Rights
Sweden	5,196	—	—	5,196

Total Rights	5,196	—	—	5,196

Warrants
Bermuda	—	5,926,082	—	5,926,082

Total Warrants	—	5,926,082	—	5,926,082

Options Purchased
Call Options	—	—	—	—
Put Options	37,429	—	—	37,429

Total Options Purchased	37,429	—	—	37,429

Short-Term Investments
Bank Deposit	—	52,950,947	—	52,950,947

Total Short-Term Investments	—	52,950,947	—	52,950,947

Forward Foreign Currency Contracts
Buys	—	743,025	—	743,025
Sales	—	1,143,045	—	1,143,045

Total Forward Foreign Currency Contracts	—	1,886,070	—	1,886,070

Futures Contracts
Buys	13,506	—	—	13,506

Total	$1,581,664,463	$67,607,618	$42,568	$1,649,314,649

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments (Continued)

December 31, 2011 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Forward Foreign Currency Contracts
Buys	$—	$(1,154,274)	$—	$(1,154,274)
Sales	—	(298,258)	—	(298,258)

Total Forward Foreign Currency Contracts	—	(1,452,532)	—	(1,452,532)

Futures Contracts
Buys	(16,227)	—	—	(16,227)

Total	$(16,227)	$(1,452,532)	$—	$(1,468,759)

Core Opportunistic

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)		Total
Debt Obligations
Asset Backed Securities	$—	$35,554,608	$—		$35,554,608
Bank Loans	—	9,852,056	—		9,852,056
Convertible Debt	—	230,300	—		230,300
Corporate Debt	—	324,672,546	16,769	*	324,689,315
Mortgage Backed Securities —Private Issuers	—	29,543,580	—		29,543,580
Mortgage Backed Securities — U.S. Government Agency Obligations	—	403,402,895	—		403,402,895
Municipal Obligations	—	43,242,835	—		43,242,835
Sovereign Debt Obligations	—	36,457,032	—		36,457,032
U.S. Government and Agency Obligations	—	172,363,840	—		172,363,840

Total Debt Obligations	—	1,055,319,692	16,769		1,055,336,461

Common Stocks
Auto Manufacturers	168,484	—	—		168,484
Building Materials	37,401	—	—		37,401
Diversified Financial Services	61,162	—	—		61,162
Oil & Gas Services	4,717	—	—		4,717

Total Common Stocks	271,764	—	—		271,764

Preferred Stocks
Banks	633,600	—	—		633,600
Diversified Financial Services	1,915,958	—	—		1,915,958

Total Preferred Stocks	2,549,558	—	—		2,549,558

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments (Continued)

December 31, 2011 (Unaudited)

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Warrants
Auto Manufacturers	$147,739	$—	$—	$147,739
Media	5,342	—	—	5,342
Oil & Gas Services	1,062	—	—	1,062

Total Warrants	154,143	—	—	154,143

Options Purchased
Put Options	—	2,166	—	2,166

Short-Term Investments
U.S. Government and Agency Obligations	—	37,395,224	—	37,395,224
Bank Deposit	—	11,851,995	—	11,851,995

Total Short-Term Investments	—	49,247,219	—	49,247,219

Forward Foreign Currency Contracts
Buys	—	246,160	—	246,160
Sales	—	528,554	—	528,554

Total Forward Foreign Currency Contracts	—	774,714	—	774,714

Futures Contracts
Buys	1,661,129	—	—	1,661,129
Sales	3,822	—	—	3,822

Total Futures Contracts	1,664,951	—	—	1,664,951

Interest Rate Swaps	—	942,799	—	942,799
Credit Default Swaps	—	242,498	—	242,498

Total Swap Contracts	—	1,185,297	—	1,185,297

Total	$4,640,416	$1,106,529,088	$16,769	$1,111,186,273

* Includes two securities at $0 value as of December 31, 2011.

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments (Continued)

December 31, 2011 (Unaudited)

LIABILITIES VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA Sale Commitments	$—	$(29,652,969)	$—	$(29,652,969)
Forward Foreign Currency Contracts
Buys	—	(572,534)	—	(572,534)
Sales	—	(1,154,589)	—	(1,154,589)

Total Forward Foreign Currency Contracts	—	(1,727,123)	—	(1,727,123)

Futures Contracts
Buys	(9,459)	—	—	(9,459)
Sales	(366,356)	—	—	(366,356)

Total Futures Contracts	(375,815)	—	—	(375,815)

Written Options	(27,399)	(7,602)	—	(35,001)

Credit Default Swaps	—	(127,295)	—	(127,295)
Total Return Swaps	—	(15,084)	—	(15,084)

Total Swap Contracts	—	(142,379)	—	(142,379)

Total	$(403,214)	$(31,530,073)	$—	$(31,933,287)

Short Maturity

ASSETS VALUATION INPUT

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$4,575,106	$—	$4,575,106
Corporate Debt	—	8,965,125	—	8,965,125
Mortgage Backed Securities — Private Issuers	—	2,146,236	—	2,146,236
Mortgage Backed Securities — U.S. Government Agency Obligations	—	7,089,580	—	7,089,580
U.S. Government and Agency Obligations	—	21,212,274	—	21,212,274

Total Debt Obligations	—	43,988,321	—	43,988,321

Short-Term Investments
Bank Deposits	—	150,116	—	150,116

Total Short-Term Investments	—	150,116	—	150,116

Total	$—	$44,138,437	$—	$44,138,437

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments (Continued)

December 31, 2011 (Unaudited)

The following table shows transfers between Level 1 and Level 2 of the fair value hierarchy:

	Transfers In				Transfers Out
	Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs		Level 1 — Quoted Prices		Level 2 — Other Significant Observable Inputs
Core Opportunistic	$7,581	**	$40,867,481	*	$(40,867,481	)*	$(7,581	)**^

Short Maturity	$—		$8,118,363	*	$(8,118,363	)*	$—

The following table includes a rollforward of the amounts for the period ended December 31, 2011 for financial instruments classified as Level 3:

Non-US Core Equity

Investments in Securities	Balance as of March 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3	Net Purchases & Sales	Balance as of December 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2011
COMMON STOCKS
Russia	$—	$—	$—	$—	$42,568	$42,568	$—

Total	$—	$—	$—	$—	$42,568	$42,568	$—

The following table includes a rollforward of the amounts for the period ended December 31, 2011 for financial instruments classified as Level 3:

Core Opportunistic

Investments in Securities	Balance as of March 31, 2011	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Net Transfers In (Out) of Level 3		Net Purchases & Sales	Balance as of December 31, 2011	Change in Unrealized Appreciation (Depreciation) from Investments Held at December 31, 2011
DEBT OBLIGATIONS
Corporate Debt	$—	$—	$(220,257)	$0	[1]^	$—	$16,769	$(203,468)

Total	$—	$—	$(220,257)	$0	[1]^	$—	$16,769	$(203,468)

The Funds recognize transfers between Levels as of the end of the reporting period.

*	Securities classified as Level 1 at March 31, 2011 are now classified as Level 2. The change in level designation is reflective of the utilization during the current period of valuations, provided by a nationally recognized pricing service, that are based on market observable information (i.e. yield curves).
**	Securities classified as Level 2 at March 31, 2011 are now classified as Level 1. The change in level designation is reflective of the utilization during the current period of verifiable market transactions in determining valuation.
^	Includes two securities at $0 value as of December 31, 2011.
[1]	Transfers occurred between Level 2 and Level 3 as a result of certain corporate debt securities being fair valued in accordance with procedures approved by the Trustees.

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments (Continued)

December 31, 2011 (Unaudited)

Disclosures about Derivative Instruments and Hedging Activities

The Funds follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), which requires enhanced disclosures about the Funds’ use of, and accounting for, derivative instruments and the effect on the results of each Fund’s operations and financial position.

Non-US Core Equity held rights during the period as a result of corporate actions. Non-US Core Equity and Core Opportunistic held warrants during the period as a result of corporate actions.

At December 31, 2011 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Small/Mid Cap Value

ASSET DERIVATIVES

	Equity Risk	Total
Futures Contracts(3)	$43,732	$43,732

Total Value	$43,732	$43,732

NUMBER OF CONTRACTS(7)
	Equity Risk	Total
Futures Contracts	15	15

Non-US Core Equity

ASSET DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Rights(1)	$—	$5,196	$5,196
Warrants(1)	—	5,926,082	5,926,082
Options Purchased(1)	37,429	—	37,429
Forward Foreign Currency Contracts(2)	1,886,070	—	1,886,070
Futures Contracts(3)	—	13,506	13,506

Total Value	$1,923,499	$5,944,784	$7,868,283

LIABILITY DERIVATIVES

	Foreign Exchange Risk	Equity Risk	Total
Forward Foreign Currency Contracts(4)	$(1,452,532)	$—	$(1,452,532)
Futures Contracts(3)	—	(16,227)	(16,227)

Total Value	$(1,452,532)	$(16,227)	$(1,468,759)

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments (Continued)

December 31, 2011 (Unaudited)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(7)

	Foreign Exchange Risk	Equity Risk	Total
Rights	—	241,202	241,202
Warrants	—	367,113	367,113
Options Purchased	1,329,809,875	—	1,329,809,875
Forward Foreign Currency Contracts	379,813	—	379,813
Futures Contracts	—	31	31

Core Opportunistic

ASSET DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Warrants(1)	$—	$—	$—	$154,143	$154,143
Options Purchased(1)	—	—	—	2,166	2,166
Forward Foreign Currency Contracts(2)	—	774,714	—	—	774,714
Futures Contracts(3)	1,664,951	—	—	—	1,664,951
Swap Contracts(4)	942,799	—	242,498	—	1,185,297

Total Value	$2,607,750	$774,714	$242,498	$156,309	$3,781,271

LIABILITY DERIVATIVES

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Forward Foreign Currency Contracts(4)	$—	$(1,727,123)	$—	$—	$(1,727,123)
Futures Contracts(3)	(375,815)	—	—	—	(375,815)
Options Written(5)	(35,002)	—	—	—	(35,002)
Swap Contracts(6)	(127,295)	—	(15,084)	—	(142,379)

Total Value	$(538,112)	$(1,727,123)	$(15,084)	$—	$(2,280,319)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(7)

	Interest Rate Risk	Foreign Exchange Risk	Credit Risk	Equity Risk	Total
Warrants	—	—	—	15,285	15,285
Options Purchased	5,255,889	—	—	—	5,255,889
Forward Foreign Currency Contracts	—	(15,616,218)	—	—	(15,616,218)
Futures Contracts	1,674	—	—	—	1,674
Options Written	(55,171,000)	—	(24,800,000)	—	(79,971,000)

Swap Contracts	59,288,571	—	18,588,889	—	77,877,460

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments (Continued)

December 31, 2011 (Unaudited)

(1)	As shown within the Schedule of Investments.
(2)	As shown in the Forward Currency Contracts table within the Schedule of Investments.
(3)	As shown in the Futures Contracts table within the Schedule of Investments.
(4)	As shown in the Forward Currency Contracts table within the Schedule of Investments.
(5)	As shown in the Written Options table within the Schedule of Investments.
(6)	As shown in the Interest Rate Swaps, Credit Default Swaps and Total Return Swaps tables within the Schedule of Investments.
(7)	Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended December 31, 2011.

The Funds follow FASB ASC 815-10-50 “Disclosures about Credit Derivative and Certain Guarantees”. This applies to written credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees. See Note 2 for a description of credit derivative instruments.

The following is a summary of open credit default swaps positions held in Core Opportunistic at December 31, 2011:

Notional Amount	Currency	Expiration Date	Counterparty	Buy/Sell Protection	Maximum Potential Amount of Future Payments by the Fund Under the Contract	Receive (Pay) Fixed Rate	Deliverable on Default	Unrealized Appreciation (Depreciation)	Value
400,000	USD	12/20/2015	Deutsche Bank AG	Buy	$400,000	(1.00%)	Starwood Hotels and Resorts, 6.75%, 05/15/18	$(21,001)	$7,803
900,000	USD	3/20/2016	Deutsche Bank AG	Buy	900,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	24,046	$66,240
1,400,000	USD	3/20/2016	Morgan Stanley Capital Services, Inc.	Buy	1,400,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	35,945	$103,039
1,600,000	USD	12/20/2019	Bank of America N.A.	Sell	1,600,000	1.00%	CDX.NA.IG.I3 (Rating: BAA+)*	(3,959)	$(25,816)
1,300,000	USD	12/20/2019	UBS AG	Sell	1,300,000	1.00%	CDX.NA.IG.I3 (Rating: BAA+)*	(1,424)	$(20,976)
8,500,000	USD	06/20/2015	Barclays Capital, Inc.	Buy	8,500,000	(1.00%)	Cash	(19,464)	$14,554
400,000	USD	12/20/2016	Citibank N.A.	Buy	400,000	(1.00%)	Bank of America Corp., 6.25%, 04/15/12	(12,531)	$50,862
4,400,000	USD	03/20/2021	Goldman Sachs International	Sell	4,400,000	1.60%	State of Connecticut (Moody’s Rating: Aa2; S&P Rating: AA)	(80,503)	$(80,503)

					$18,900,000			$(78,891)	$115,203

*	Represents an investment grade index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated investment grade or higher. Rating represents a weighted average of the credit ratings of all the companies underlying the single name CDS within the index.

(b)  Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments (Continued)

December 31, 2011 (Unaudited)

respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

The Non-US Core Equity Fund is subject to a 2% Imposto sobre Operacoes Financeiras (“IOF”) transaction tax levied by the Brazilian government on certain foreign exchange transactions related to security transactions executed across Brazilian exchanges. The IOF tax has been included in net realized gain (loss) on forward contracts and foreign currency related transactions in the Statement of Operations.

(c)  Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

(d)  Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Effective October 6, 2008, the Funds suspended their participation in the securities lending arrangement under which State Street Bank and Trust Company serves as lending agent (the “State Street Program”). As of December 31, 2011, no Fund had any portfolio securities on loan. The Advisor will determine if or when it becomes appropriate for the Funds to resume their participation in the State Street Program.

(e)  Repurchase agreements

A Fund may enter into a repurchase agreement where the Fund purchases securities from a bank or broker-dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. As of December 31, 2011 none of the Funds held open repurchase agreements.

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments (Continued)

December 31, 2011 (Unaudited)

(f)  Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service rules, any nonperiodic payments received or due under the notional principal contract must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments (Continued)

December 31, 2011 (Unaudited)

Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or the Subadvisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or Subadvisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio

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(formerly known as MGI Funds)

Notes to Schedule Investments (Continued)

December 31, 2011 (Unaudited)

investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

During the period ended December 31, 2011, Core Opportunistic used swap agreements to adjust interest rate and yield curve exposure or to manage credit exposure.

See the Core Opportunistic Schedule of Investments for a listing of open swap agreements as of December 31, 2011.

(g)  Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the CFTC for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

During the period ended December 31, 2011, Small/Mid Cap Value used futures to equitize cash. Non-US Core Equity used futures to adjust exposure to certain markets and maintain liquidity. Core Opportunistic used futures to adjust interest rate exposure and replicate government bond positions.

See the Small/Mid Cap Value, Non-US Core Equity and Core Opportunistic Schedules of Investments for a listing of open futures contracts as of December 31, 2011.

(h)  Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments (Continued)

December 31, 2011 (Unaudited)

combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options (“swaptions”). A swaption is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swaptions. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swaption than the Fund will incur when it purchases a swaption. When a Fund purchases a swaption, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swaption expire unexercised. However, when a Fund writes a swaption, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

During the period ended December 31, 2011, Non-US Core Equity used options to adjust exposure to foreign currency and to efficiently maintain liquidity. Core Opportunistic used options to manage interest rate and volatility exposure.

See the Non-US Core Equity and Core Opportunistic Schedules of Investments for a listing of options contracts as of December 31, 2011.

Transactions in written option contracts for Core Opportunistic for the period ended December 31, 2011, is as follows:

	Number of Contracts	Premiums Received
Options outstanding at March 31, 2011	118,500,230	$1,013,596
Options written	108,301,376	731,863
Options terminated in closing purchase transactions	(215,401,111)	(1,449,789)
Options expired	(463)	(215,680)

Options outstanding at December 31, 2011	11,400,032	$79,990

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments (Continued)

December 31, 2011 (Unaudited)

(i)  Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

During the period ended December 31, 2011, Non-US Core Equity used forward foreign currency contracts to adjust exposure to foreign currencies and to efficiently maintain liquidity. Core Opportunistic used forward foreign currency contracts to hedge, cross-hedge or to actively manage non-US Dollar exposures in the Fund.

See the Non-US Core Equity and Core Opportunistic Schedules of Investments for a listing of open forward foreign currency contracts as of December 31, 2011.

(j)  Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations within the Statements of Operations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

(k)  When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as “to-be-announced” (“TBA”) securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining

Mercer Funds

(formerly known as MGI Funds)

Notes to Schedule Investments (Continued)

December 31, 2011 (Unaudited)

the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. Certain risks may arise upon entering into when-issued or forward delivery securities transactions, including the potential inability of counterparties to meet the terms of their contracts, and the issuer’s failure to issue the securities due to political, economic, or other factors. Additionally, losses may arise due to declines in the value of the securities prior to settlement date. See the Core Opportunistic Schedule of Investments for TBA sale commitments held as of December 31, 2011.

(l)  Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. See each Funds’ Schedule of Investments for REIT securities held as of December 31, 2011.

(m)  Mortgage-Related and other Asset-Backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types of real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statements of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statements of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedules of Investments for mortgage-backed and asset-backed securities held by Core Opportunistic and Short Maturity as of December 31, 2011.

(n)  Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying

Mercer Funds

(formerly known as MGI Funds)

Notes to Financial Statements (Continued)

December 31, 2011 (Unaudited)

instruments, but any loss is limited to the amount of the original investment. See the Core Opportunistic Schedule of Investments for indexed securities held as of December 31, 2011.

(o)  Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal and state income or excise tax is necessary.

(p)  Allocation of expenses and operating income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each applicable Fund.

3.	Federal income taxes

As of December 31, 2011, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Large Cap Growth	$363,573,210	$51,579,020	$(14,411,414)	$37,167,606
Large Cap Value	398,992,381	21,550,201	(9,848,798)	11,701,403
Small/Mid Cap Growth	247,412,628	26,670,462	(13,507,550)	13,162,912
Small/Mid Cap Value	255,491,214	21,863,297	(13,843,915)	8,019,382
Non-US Core Equity	1,762,344,743	82,068,185	(196,997,855)	(114,929,670)
Core Opportunistic	1,085,953,577	41,656,535	(20,048,801)	21,607,734
Short Maturity	43,902,338	482,616	(246,517)	236,099

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, investments in passive foreign investment companies and other basis adjustments.

4.	Recent accounting pronouncement

In May 2011, FASB issued Accounting Standards Update (ASU) No. 2011-04, Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRS. The amendments in the ASU will improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP (Generally Accepted Accounting Principles) and IFRS (International Financial Reporting Standards) and include new guidance for certain fair value measurement principles and disclosure requirements. The ASU is effective for interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact, if any, of applying this provision.

5.	Subsequent events

In accordance with the provisions set forth in FASB ASC 855 (“Subsequent Events”), management has evaluated the possibility of subsequent events existing in the Funds’ financial statements for the period ended December 31, 2011 and determined that there are no material events that would require adjustment to or disclosure in the Funds’ financial statements through the date of issuance.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mercer Funds (formerly known as MGI Funds)

By	/s/ Richard Nuzum
Richard Nuzum
President and Chief Executive Officer

Date	February 23, 2012

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard Nuzum
Richard Nuzum
President and Chief Executive Officer

Date	February 23, 2012

By	/s/ Richard S. Joseph
Richard S. Joseph
Vice President, Treasurer and Principal Accounting Officer

Date	February 23, 2012